SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-6

                                    REGISTRATION STATEMENT UNDER THE SECURITIES
                                                    ACT OF 1933

                                        Post-Effective Amendment No. __3__

                                                      and/ or

                                    REGISTRATION STATEMENT UNDER THE INVESTMENT
                                                COMPANY ACT OF 1940

                                               Amendment No. __10__

                                American National Variable Life Separate Account
                                            (Exact Name of Registrant)

                                        American National Insurance Company
                                                (Name of Depositor)

                                                 One Moody Plaza,
                                              Galveston, Texas 77550
                (Address of Depositor's Principal Executive Offices) (Zip Code)

                                                  (409) 763-4661
                            (Depositor's Telephone Number, Including Area Code)
Agent for service:                      Please send copies of communications to:
Dwain A. Akins, Esq.                               Jerry L. Adams
Vice President                                     Greer, Herz & Adams, L.L.P.
American National Insurance Company                One Moody Plaza, 18th floor
One Moody Plaza,                                   Galveston, TX 77550
Galveston, TX 77550

                                   Approximate Date of Proposed Public Offering

  It is proposed that this filing will become effective (check appropriate box):

         Immediately upon filing pursuant to paragraph (b).
     [X} On (May 1, 2004) pursuant to paragraph (b).
         60 days after filing pursuant to paragraph (a)(1).
         On (date) pursuant to paragraph (a)(1) of Rule 485.
              If appropriate, check the following box:
         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

_


Prospectus for
                   WealthQuest(R) III Variable Universal Life
                           Individual Flexible Premium
                   Variable Universal Life Insurance Contracts
                  Issued by American National Insurance Company
                American National Variable Life Separate Account
                                   May 1, 2004

This prospectus contains information about the Contract that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable life insurance contract (the "Contract") offered by American National Insurance Company. The purpose of this Contract is to provide life insurance protection for the Beneficiary(ies) named on the Contract. We will provide a Death Benefit upon the death of the Insured.

Your Accumulation Value may accumulate on a variable or fixed basis, or both. If you choose our variable option, we will invest your premium payments (premium payments less applicable charges) in the subaccounts of American National Variable Life Separate Account (the "Separate Account") that you select. Each subaccount invests in shares of a portfolio. You bear the investment risk of investing the subaccounts. If you choose our fixed option, your payments will be invested in our Fixed Account and will earn interest monthly at an annual effective rate of at least 3%. We take the investment risk for payments allocated to the Fixed Account.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risks, including possible loss of principal.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with this Contract.

The Contract is not available in some states. You should rely only on the information contained or incorporated by reference in this prospectus. We have not authorized anyone to provide you with information that is different.

The value of your Contract will vary with the investment performance of investment options you choose. You can choose to have your net premium payments (premium payments less applicable charges) allocated to subaccounts of the American National Variable Life Separate Account and to the Fixed Account which earns a guaranteed minimum rate and is part of our General Account. Each subaccount of the Separate Account invests in shares of a corresponding portfolio listed below:

American National Investment Accounts, Inc.
American National Money Market Portfolio
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio

Fidelity Variable Insurance Products Service Class 2
VIP Contrafund(R)Portfolio
VIP Aggressive Growth Portfolio
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Growth Opportunities Portfolio

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio

MFS Variable Insurance Trust
Capital Opportunities Portfolio
Emerging Growth Portfolio
Research Portfolio
Investors Trust Portfolio

Federated  Insurance Series
Capital Income Fund II Portfolio
Growth Strategies Fund II Portfolio
High Income Bond Fund II Portfolio
Equity Income Fund II Portfolio

The Alger American Fund Class O Shares
Alger Small Capitalization Portfolio
Alger Growth Portfolio
Alger MidCap Growth Portfolio
Alger Leveraged AllCap Portfolio
Alger Balanced Portfolio
Alger Income & Growth Portfolio

AIM Variable Insurance Funds+
INVESCO VIF-Dynamics Fund
INVESCO VIF-Small Company Growth Fund
INVESCO VIF-Health Sciences Fund
INVESCO VIF-Utilities Fund
INVESCO VIF-Financial Services Fund
INVESCO-Technology Fund
AIM V.I. Real Estate Fund

*Not available for investment in Contracts issued on or after May 1, 2004
+ Effective April 30, 2004, the INVESCO VIF Telecommunications Fund was merged into the INVESCO VIF Technology Fund pursuant to a Plan of Reorganization approved by the shareholders of the funds. Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund was closed. See the "Allocation of Premiums and Accumulation Value" provision of this prospectus.

For a full description of the portfolios referenced in this prospectus, or the investment objective, policies and restrictions, risks, charges and expenses and other aspects of their operation, see their prospectuses. You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999





Form 9130                                                                  5-04

                                TABLE OF CONTENTS

                                                                            Page
Risk/Benefit Summary........................................................   1
     Contract Benefits
     Risks of The Contract
     Risk/Benefit Summary: Fee Tables
Glossary ......................................................................7
Contract Benefits...........................................................   9
     Purposes of the Contract
     Death Benefit Proceeds
     Death Benefit Options
     Guaranteed Coverage Benefit
Duration of the Contract...................................................  17
     Accumulation Value
     Payment of Contract Benefits
Contract Rights.............................................................  20
     Loan Benefits
     Surrenders
     Transfers
     Refund Privilege
     Dollar Cost Averaging
     Rebalancing
Payment and Allocation of Premiums..........................................  25
     Issuance of a Contract
     Premiums
     Premium Flexibility
     Allocation of Premiums and Accumulation Value.............................
Grace Period and Reinstatement
Charges and Deductions......................................................  28
     Premium Charges
     Charges from Accumulation Value
     Exceptions to Charges
American National Insurance Company, the Separate Account,
the Funds and the Fixed Account.............................................  32
     American National Insurance Company
     The Separate Account
     The Funds
     Fixed Account
Federal Income Tax Considerations...........................................  41
     Introduction
     Tax Status of the Contract
     Tax Treatment of Contract Proceeds
     American National's Income Taxes
Other Policy Provisions.....................................................  45
Legal Proceedings.............................................................46
Financial Statements........................................................  46
Hypothetical Illustrations....................................................47
Other Information...........................................................  57

                              Risk/Benefit Summary

                     (Glossary containing terms used in this prospectus immediately follows Risk/Benefit Summary.)

                                Contract Benefits

The Contract

The Contract is a flexible premium variable universal life insurance contract. In certain states, the Contract may be offered as a group Contract with individual ownership represented by certificates. The discussion of Contracts in this prospectus applies equally to certificates under group Contracts.

You do not have a fixed schedule for premium payments. You can establish a schedule of Planned Periodic Premiums, but you are not required to follow such schedule. (See the "Premium Flexibility," provision of this prospectus.)

The Death Benefit under the Contract may, and the Accumulation Value will, reflect the investment performance of the investments you choose. (See the "Death Benefit Proceeds," and the "Accumulation Value," provisions of this prospectus.) You benefit from any increase in value and bear the risk that your chosen investment options may decrease in value. The amount and duration of the life insurance coverage provided by the Contract is not guaranteed, except under the Guaranteed Coverage Benefit provision. Further, the Accumulation Value is not guaranteed, except in the Fixed Account.

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit qualification test provided by federal tax law. This Contract offers two options for the death benefit qualification test: the cash value accumulation test and the guideline premium test. You can choose the death benefit qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your contract.

Issuance of a Contract

In order to purchase a Contract, you must submit an application to us. We review the application to determine whether the Contract can be issued in accordance with our underwriting standards. Once the underwriting process is completed, the Date of Issue is designated. You, however, must submit your initial premium for the Contract to have an Effective Date. Accordingly, the Date of Issue may be before the Effective Date.

Allocation of Premiums

You can allocate premiums to one or more of the subaccounts and to the Fixed Account. (See the "The Separate Account," and the "Fixed Account," provisions of this prospectus.) The assets of the various subaccounts are invested in Portfolios. Premium payments received before the Date of Issue are held in our General Account without interest. On the Date of Issue, premiums received on or before that date are allocated to the subaccount that invests in the American National Money Market Portfolio.

Premium payments received within 15 days after the Date of Issue are also allocated to the subaccount that invests in the American National Money Market Portfolio. After the 15-day period, premium payments and Accumulation Value are allocated among the subaccounts in accordance with your instructions as contained in the application. The minimum percentage or premium that you may allocate to any one subaccount or to the Fixed Account is 10% of the premium or $20.

Contract Benefits and Rights

Death Benefit. The Death Benefit is available in two options. (See the "Death Benefit Options," provision of this prospectus.) The Death Benefit Proceeds may be paid in a lump sum or in accordance with an optional payment plan. (See the "Payment of Contract Benefits," provision of this prospectus.)

Adjustments to Death Benefit. You can adjust the Death Benefit by changing the Death Benefit option and by increasing or decreasing the Specified Amount. Changes in the Specified Amount or the Death Benefit option are subject to certain limitations. (See the "Death Benefit Options," and the "Change in Specified Amount," provisions of this prospectus.)

Accumulation Value and Surrender Value. The Accumulation Value reflects the investment performance of the chosen subaccounts, the rate of interest paid on the Fixed Account, premium paid, partial surrenders, and charges deducted from the Contract. There is no guaranteed minimum Accumulation Value. You can withdraw the entire Surrender Value. Subject to certain limitations, you can also withdraw a portion of the Surrender Value. Partial surrenders reduce both the Accumulation Value and the Death Benefit payable under the Contract. A surrender charge will be deducted from the amount paid upon a partial surrender. (See the "Partial Surrender Charge," and the "Surrenders," provisions of this prospectus.) Surrenders may have tax consequences. (See the "Federal Income Tax Considerations," section of this prospectus.)

Loans. You can borrow money from us using the Contract as security for the loan. (See the "Loan Benefits," provision of this prospectus.) Loans may have tax consequences. (See the "Federal Income Tax Considerations," sections of this prospectus.)

Free Look Period. You have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after you receive your Contract. The date you receive your Contract will not necessarily be the date you submit your premium. (See the "Refund Privilege," provision of this prospectus.)

Policy Lapse and Guaranteed Coverage Benefit. We will provide a Guaranteed Coverage Benefit so long as the Guaranteed Coverage Premium is paid and other Contract provisions are met. After the Guaranteed Coverage Benefit period, the Contract will lapse at any time the Surrender Value is insufficient to pay the Monthly Deductions and the grace period expires without sufficient additional premium payment. The grace period starts when written notice of lapse is mailed to your last known address and expires 61 days later. Unless the Guaranteed Coverage Benefit requirements have been met, lapse can occur even if the Planned Periodic Premiums are paid.
(See the "Payment and Allocation of Premiums," provision of this prospectus.)

Additional Benefits

There are a number of additional benefits you may add to your policy by way of riders.

Additional Insurance Benefits (Riders). Subject to certain requirements, certain additional optional benefits may be obtained. The cost of any such additional insurance benefits, which will be provided by "riders" to the Contract, will be deducted as part of the Monthly Deduction. Riders in force during the time the Guaranteed Coverage Benefit is in effect will increase the Guaranteed Coverage Premium requirement.

Level Term Rider. This rider provides level term insurance on the person insured by the rider until that person is age 75.

Automatic Increase Rider. This rider has prescheduled death benefit increases every second year for 10 years. It gives the right to buy additional insurance on the Insured on certain specified dates without proof of insurability.

Disability Waiver of Premium Rider. This rider waives certain premium if the insured becomes totally disabled during the first 10 Contract Years. The amount of premium is selected on the application. The waiver of premium will continue throughout disability through the first 10 Contract Years.

                              Risks of the Contract

Investment Performance

The value of your Contract will fluctuate with the performance of the Portfolios corresponding to the subaccounts and Fixed Account you select. The subaccounts you choose may decline in value or they may not perform to your expectations. You bear the investment risk of any Accumulation Value invested in the subaccounts you choose.

Suitability

Variable life insurance is designed for long-term financial planning. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Accumulation Value in a short period of time.

Termination

Your Contract could terminate if the value of the Contract becomes too low to support the Contract's monthly charges, it fails the guaranteed death benefit safety test, or it exceeds its debt limit. Before the Contract terminates, however, you will receive a grace period during which you will be notified in writing that your coverage may terminate unless you pay additional premium.

Limitations on Access to Cash Value

We may not allow a withdrawal if it would reduce the Specified Amount to less than $100,000. The minimum withdrawal is $100, including the $25 withdrawal fee.

Limitations on Transfers

Transfers from the Fixed Account are generally limited to one per Contract Year and may not exceed 25% of its Accumulation Value less Contract Debt. We reserve the right to restrict transfers.(See the "Transfers" provision of this prospectus.)

Impact of Loans

Taking a loan from your Contract may increase the risk that your Contract will terminate. It will have a permanent effect on the Contract's Surrender Value and will reduce the Death Benefit Proceeds. Also, Contract termination with an outstanding loan can result in adverse tax consequences.

Adverse Tax Consequences

Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your Contract may become a "modified endowment contract" (MEC). Under federal tax law, loans, withdrawals, and other pre-death distributions received from a MEC Contract are taxed as income first and recovery of basis second. Also, distributions includible in income received before you attain age 59 1/2 may be subject to a 10% penalty tax. Existing tax laws that affect this Contract may change at any time.

Additional Risks

The type of investments that a portfolio makes will also create risk. A comprehensive discussion of the risks of each of the Portfolios may be found in that Portfolio's prospectus. You should read the Portfolio's prospectus carefully before investing.

                        Risk/Benefit Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

                                Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------------

Charge                              When Charge is Deducted            Amount Deducted

-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge
Imposed on Premiums (Load)          As each payment is made            6% of each payment


-----------------------------------------------------------------------------------------------------------------------------------
Premium Taxes                       Not applicable                     None currently, but unlimited maximum


-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)                 Upon Surrender                     $57.85 per $1000 surrendered


-----------------------------------------------------------------------------------------------------------------------------------
Other Surrender Fees                Upon partial surrender             $25 per partial surrender


-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fees                       Upon transfer                      $10 per transfer1


-----------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

                           Periodic Charges Other Than
                          Portfolio Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------

Charge                              When Charge is Deducted            Amount Deducted

-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance2                  Monthly                            See below


-----------------------------------------------------------------------------------------------------------------------------------
Minimum                             Monthly                            $0.05669 per $1000


-----------------------------------------------------------------------------------------------------------------------------------
Maximum                             Monthly                            $83.3333 per $1000


-----------------------------------------------------------------------------------------------------------------------------------
Charge for a Standard Male
Non Smoker, Issue Age 30            Monthly                             $.12093 per $1000


-----------------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee              Monthly                            $7.50 per month

Monthly Expense Fee                 Monthly                            Minimum $0.0125 per month

                                                                       Maximum $0.4166 per month


-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees     Annual                             0.70% Annually of Accumulation Value
                                                                       in Separate Account (.002 daily)


-----------------------------------------------------------------------------------------------------------------------------------
Administrative Fees                 Not applicable                     None


-----------------------------------------------------------------------------------------------------------------------------------
Loan Interest                       Policy Anniversary                 3% for Preferred Loans
                                                                       4% for all others




-----------------------------------------------------------------------------------------------------------------------------------
                         RIDERS COST OF INSURANCE RATES
-----------------------------------------------------------------------------------------------------------------------------------

Rider                               When Charge is Deducted            Amount Deducted


-----------------------------------------------------------------------------------------------------------------------------------
Automatic Increase Rider            Monthly                            Min COI $.00333
                                                                       Max COI $0.05833
(Charge for a Standard Male2
Non-Smoker, Issue age 30)           Monthly                            $0.05833 per $1000


-----------------------------------------------------------------------------------------------------------------------------------
Waiver of Stipulated Premium Rider  Monthly                            Min COI .087% of premium
                                                                       Max COI 0.3819%of premium
(Charge for a Standard Male2
Non Smoker, Issue age 30)           Monthly                            $0.189% of premium


-----------------------------------------------------------------------------------------------------------------------------------
Term Rider                          Monthly                            Min COI $0.0171
                                                                       Max COI $83.333
(Charge for a Standard Male2
Non Smoker, Issue age 30)           Monthly                            $0.12093 per $1000


-----------------------------------------------------------------------------------------------------------------------------------

1The first 12 transfers of Accumulation Value in a Contract Year are free.
Thereafter, a transfer charge of $10 will be deducted from the amount transferred. (See "Transfer Charge" in the "Charges From Accumulation Value" provision of this prospectus..)

2The cost of insurance varies based on individual characteristics. The cost of insurance charges shown in the table may not be representative of the charge that a particular Contract Owner will pay. You can obtain information about your particular cost of insurance and any other charges that may apply to you by asking your sales representative or contact us at 1-800-308-2959.

The next table describes the Portfolio's fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

                   Annual Portfolio Company Operating Expenses
               (expenses that are deducted from Portfolio assets)
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                      Minimum                    Maximum

Total Expenses1                        0.60%                      3.14%
-------------------------------------------------------------------------------

(before fee waivers or reimbursements)


1Expenses are shown as a percentage of a portfolio's average net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.25%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable

                                    Glossary

This glossary contains definitions of terms used in this prospectus.

Accumulation Value - the total value of your Contract at any time during the Insured's lifetime.

Age at Issue - the Insured's age last birthday before the Date of Issue.

Attained Age - Age at Issue plus the number of complete Contract Years.

Beneficiary - the Beneficiary designated in the application or the latest change, if any, filed and recorded with us.

Company - ("we", "our", or "us"). American National Insurance Company.

Contract - the variable universal life insurance contract described in this prospectus.

Contract Debt - the sum of all unpaid loans and accrued interest thereon.

Contract Owner ("you") - the owner of the Contract, as designated in the application or as subsequently changed. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not the Contract Owner.

Contract Year - the period from one Contract anniversary date until the next Contract anniversary date.

Daily Asset Charge - a charge equal to an annual rate of 0.70% of the average daily net assets of each subaccount during the first 15 Contract Years and 0.35% thereafter. This charge covers mortality and expense risk fees.

Data Page - the pages of the Contract so titled.

Date of Issue - the Date of Issue of the Contract and any riders to the Contract.

Death Benefit - the amount of insurance coverage provided under the selected Death Benefit option.

Death Benefit Proceeds - the proceeds payable upon the Insured's death.

Declared Rate - the interest rate that is credited in the Fixed Account.

Effective Date - the later of the Date of Issue or the date on which:

o        the first premium, as shown on the Data Page, has been paid; and

o the Contract has been delivered during the Insured's lifetime and good health.

Any increase in Specified Amount, addition of a rider, or reinstatement of coverage will take effect on the Monthly Deduction Date that coincides with or next follows the date we approve an application for such change or for reinstatement of the Contract.



Fixed Account - a part of our General Account that accumulates interest at a fixed rate.

Fund- An open-end management investment company, or "mutual fund", in which the Separate Account invests.

General Account - includes all of our assets except assets segregated into separate accounts.

Guaranteed Coverage Benefit - our agreement to keep the Contract in force if the Guaranteed Coverage Premium is paid and other Contract provisions are met.

Guaranteed Coverage Premium - a required specified premium paid in advance that will keep the Contract in force so long as other Contract provisions are met.

Insured - the person upon whose life the Contract is issued.

Monthly Deduction - the sum of (1) cost of insurance charge, (2) charge for any riders, and (3) monthly expense fee and monthly fee as shown on the Data Page.

Monthly Deduction Date - the same date in each succeeding month as the Date of Issue, except that whenever the Monthly Deduction Date falls on a date other than a Valuation Date, the Monthly Deduction Date will be deemed to be the next Valuation Date. The Date of Issue is the first Monthly Deduction Date.

Net Amount at Risk - your Death Benefit minus your Accumulation Value.

Planned Periodic Premiums - scheduled premiums selected by you.

Portfolio - A series of a registered investment company designed to meet specified investment objectives.

Satisfactory Proof of Death - submission of the following:

o        certified copy of the death certificate;

o        a claimant statement;

o        the Contract; and

o any other information that we may reasonably require to establish the validity of the claim.

Specified Amount - the minimum Death Benefit under the Contract. The Specified Amount is an amount you select in accordance with Contract requirements.

Subaccount. A subdivision of the Separate Account that invests in a corresponding portfolio of an open-end management investment company, or "mutual fund".


Surrender Value - the Accumulation Value less Contract Debt and surrender charges.

Valuation Date - each day the New York Stock Exchange ("NYSE") is open for regular trading except for the day after Thanksgiving and December 23 and 24. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period - the close of business on one Valuation Date to the close of business on another.

                                CONTRACT BENEFITS

                            Purposes of the Contract

The Contract is designed to provide you:

o        life insurance protection;

o Death Benefits which may and Accumulation Value that will vary with performance of your chosen investment options;

o        flexibility in the amount and frequency of premium payments;

o flexibility in the level of life insurance protection, subject to certain limitations; and

o a Guaranteed Coverage Benefit, if you pay the Guaranteed Coverage Premium and meet the other Contract requirements.

                             Death Benefit Proceeds

Death Benefits begin on the Effective Date of the Contract. We will, upon Satisfactory Proof of Death, pay the Death Benefit Proceeds in accordance with the Death Benefit option in effect when the Insured dies. The amount of the Death Benefit will be determined at the end of the Valuation Period in which the Insured dies. Death Benefit Proceeds equal:

o        the Death Benefit; plus

o        additional life insurance proceeds provided by riders; minus

o        Contract Debt; minus

o        unpaid Monthly Deductions.

Subject to the rights of any assignee, we will pay the Death Benefit Proceeds to:

o        the Beneficiary or Beneficiaries, or

o        if no Beneficiary survives the Insured, the Insured's estate.

The Death Benefit Proceeds may be paid to the Beneficiary in a lump sum or under one or more of the payment options in the Contract. (See the "Payment of Contract Benefits," provision of this prospectus.)

                              Death Benefit Options

We intend the Contract to satisfy the definition of life insurance under the Internal Revenue Code. If it so qualifies, the Death Benefit Proceeds generally should be excludible from the gross income of the recipient. Similarly, you should not be taxed on increases in the Accumulation Value until there is a distribution from the Contract. In order for the Contract to satisfy the definition of life insurance, your Death Benefit must meet a death benefit tax qualification test provided by federal tax law. This Contract offers two options for the death benefit tax qualification test: the cash value accumulation test and the guideline premium test. You can choose the death benefit tax qualification test which best meets your objectives, but you cannot change that choice later. The test you choose will usually depend on the amount of premiums you want to pay. In general, you should choose the cash value accumulation test if you do not want to limit the amount of premiums you can pay into your Contract. The guideline premium test produces higher Accumulation Values because it keeps costs of issuance down through smaller increases in the Death Benefit..

You choose one of two Death Benefit options in the application. If the Death Benefit option is not elected at time of application, we will deliver the Contract as option A. Until Attained Age 100, the Death Benefit under either option will equal or exceed the current Specified Amount of the Contract. After Attained Age 100, the Death Benefit will be 110% of the Accumulation Value, unless the lifetime Guaranteed Coverage Benefit is in effect. (See the "Guaranteed Coverage Benefit", provision of this prospectus.)

Until Attained Age 100, the Death Benefit under either death benefit tax qualification test is calculated with reference to a corridor percentage table. The corridor percentage table applied will depend upon the death benefit tax qualification test elected. The corridor percentage table for the guideline premium qualification test is as follows:

                            CORRIDOR PERCENTAGE TABLE
           For the guideline premium death benefit qualification test
---------------------------------------------------------------------------------------------------------------------------------

         Attained          Corridor         Attained          Corridor          Attained         Corridor
         Age               Percentage        Age              Percentage         Age             Percentage
----------------------------------------------------------------------------------------------------------------------------
         40 or younger     250              54                157               68               117
         41                243              55                150               69               116
         42                236              56                146               70               115
         43                229              57                142               71               113
         44                222              58                138               72               111
         45                215              59                134               73               109
         46                209              60                130               74               107
         47                203              61                128               75 to 90         105
         48                197              62                126               91               104
         49                191              63                124               92               103
         50                185              64                122               93               102
         51                178              65                120               94               101
         52                171              66                119               95 and thereafter101
         53                164              67                118

The corridor percentages for the cash value accumulation qualification test are based upon sex, risk classification, and Specified Amount. Since these percentages are much more complicated, they cannot be expressed in a single table.

Option A. Under Option A with either death benefit tax qualification test, the Death Benefit is the Specified Amount or, if greater, the corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the date of death. The lifetime Guaranteed Coverage Benefit is available on Option A only.


OPTION A EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured's Attained Age is between 0 and 40. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 250% of Accumulation Value. Anytime the Accumulation Value exceeds $40,000 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to the Accumulation Value above $40,000 would increase the Death Benefit by $2.50. If the Accumulation Value exceeds $40,000 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $125,000 ($50,000 x 250%); an Accumulation Value of $60,000 will provide a Death Benefit of $150,000 ($60,000 x 250%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $175,000 ($70,000 x 250%).

Similarly, so long as the Accumulation Value exceeds $40,000, each dollar decrease in Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $45,000 to $40,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $112,500 to $100,000.

OPTION A EXAMPLE
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male non-smoker, age 35, and the Contract does not include any riders. The applicable corridor percentage is 494%. A Contract with a $100,000 Specified Amount will generally pay a $100,000 Death Benefit. However, the Death Benefit will be the greater of $100,000 or 494% of Accumulation Value. Anytime the Accumulation Value exceeds $20,243 the Death Benefit will exceed the $100,000 Specified Amount. Each additional dollar added to Accumulation Value above $20,243 would increase the Death Benefit by $4.94. If the Accumulation Value exceeds $20,243 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. A Contract with an Accumulation Value of $50,000 will provide a Death Benefit of $247,000 ($50,000 x 494%); an Accumulation Value of $60,000 will provide a Death Benefit of $296,400 ($60,000 x 494%); and, an Accumulation Value of $70,000 will provide a Death Benefit of $345,000 ($70,000 x 494%).

Similarly, so long as Accumulation Value exceeds $20,243, each dollar decrease in Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $25,000 to $20,243 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $123,500 to $100,000.

Option B. Under Option B the Death Benefit with the guideline premium test is the Specified Amount plus the Accumulation Value or, if greater, the applicable corridor percentage of the Accumulation Value at the end of the Valuation Period that includes the Insured's date of death.

OPTION B EXAMPLE
USING GUIDELINE PREMIUM QUALIFICATION TEST

Assume that the Insured is age 40 or younger. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with an Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 + $5,000); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 + $10,000). The Death
Benefit, however, must be at least 250% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $66,668, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $66,668 will increase the Death Benefit by $2.50. If the Accumulation Value exceeds $66,668 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $250. For a Contract with an Accumulation Value of $40,000, the Death Benefit will be $140,000 (Specified Amount $100,000 plus $40,000 Accumulation Value); for an Accumulation Value of $50,000, the Death Benefit will be $150,000 ($100,000 Specified Amount plus $50,000 Accumulation); and for an Accumulation Value of $70,000, the Death Benefit will be $175,000 ($70,000 x 250% is greater than $100,000 Specified Amount plus $70,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $66,668, each dollar taken out of Accumulation Value will reduce the Death Benefit by $2.50. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $200,000 to $175,000. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

OPTION B EXAMPLE
USING THE CASH VALUE ACCUMULATION QUALIFICATION TEST

Assume that the Insured is a male, non-smoker and is age 35. A Contract with a Specified Amount of $100,000 will generally provide a Death Benefit of $100,000 plus Accumulation Value. For example, a Contract with Accumulation Value of $5,000, the Death Benefit will be $105,000 ($100,000 Specified Amount + $5,000 Accumulation Value); for an Accumulation Value of $10,000, the Death Benefit will be $110,000 ($100,000 Specified Amount + $10,000 Accumulation Value). The Death Benefit, however, must be at least 494% of Accumulation Value. Consequently, if the Accumulation Value exceeds approximately $25,381, the Death Benefit will be greater than the Specified Amount plus Accumulation Value. Each additional dollar of Accumulation Value above $25,381 will increase the Death Benefit by $4.94. If the Accumulation Value exceeds $25,381 and increases by $100 because of investment performance or premium payments, the Death Benefit will increase by $494. For a Contract with an Accumulation Value of $10,000, the Death Benefit will be $110,000 (Specified Amount $100,000 plus $10,000 Accumulation Value); for an Accumulation Value of $20,000, the Death Benefit will be $120,000 ($100,000 Specified Amount plus $20,000 Accumulation Value); and for an Accumulation Value of $50,000, the Death Benefit will be $247,000 ($50,000 x 494% is greater than $100,000 Specified Amount plus $50,000 Accumulation Value).

Similarly, any time Accumulation Value exceeds $25,381, each dollar taken out of Accumulation Value will reduce the Death Benefit by $4.94. If, for example, the Accumulation Value is reduced from $80,000 to $70,000 because of partial surrenders, charges, or negative investment performance, the Death Benefit will be reduced from $395,200 to $345,800. If at any time, however, the Accumulation Value multiplied by the applicable corridor percentage is less than the Specified Amount plus the Accumulation Value, the Death Benefit will be the Specified Amount plus the Accumulation Value.

If you want favorable investment performance to:

increase your Death Benefit, you should:

o choose Option A if your anticipated Accumulation Value times corridor percentage is greater than your Specified Amount, or

o        choose Option B if:

1) your anticipated Accumulation Value times corridor percentage is less than your Specified Amount, or

2) your anticipated Accumulation Value times corridor percentage is greater than your Specified Amount plus Accumulation Value keep your cost of insurance charges to a minimum, you should:

o choose Option A if your anticipated Accumulation Value times corridor percentage is less than your Specified Amount, or

o choose Option B if your anticipated Accumulation Value times corridor percentage is greater than your Specified Amount.

The guideline premium qualification test restricts the amount and timing of premium payments. The cash value accumulation qualification test does not restrict the amount and timing of premium payments. However, regardless of the qualification test you elect, any premium payment that increases the Net Amount at Risk will? require additional underwriting at our discretion.

The corridor for the cash value accumulation qualification test generates a higher Death Benefit than the guideline premium qualification test. The cash value accumulation test can maximize the Death Benefit. The guideline premium qualification test will produce higher Accumulation Values for the same premium as the cash value accumulation qualification test while the Death Benefit is in the corridor.

Change in Death Benefit Option. You may change the Death Benefit option at any time by sending us a written request. The effective date of a change will be the Monthly Deduction Date on or following the date, we receive the written request. A change may have Federal Tax consequences. (See the "Federal Income Tax Considerations," section of this prospectus.)

If you change from Option A to Option B, the Specified Amount will equal the Specified Amount before the change minus the Accumulation Value on the effective date of the change. If you change from Option B to Option A, the Specified Amount after the change will equal the Death Benefit under Option B on the effective date of change. You cannot change your Death Benefit option if the Specified Amount remaining in force after the change would be less than the minimum Specified Amount of $100,000.

An increase in Specified Amount due to a Death Benefit option change will increase the Monthly Deduction and the Guaranteed Coverage Premium. A surrender charge may apply to a change in Death Benefit option. (See the "Surrender Charge," provision of this prospectus.)

A change in the Death Benefit option may affect subsequent cost of insurance charges, which vary with our Net Amount at Risk. In addition, a change may affect subsequent monthly fees. Changing the Death Benefit option will cause the lifetime Guaranteed Coverage Benefit to terminate. (See the "Charges and Deductions," and the "Guaranteed Coverage Benefit", provisions of this prospectus.)

Change in Specified Amount. Subject to certain limitations, you may increase or decrease the Specified Amount at any time. A change in Specified Amount may affect the cost of insurance rate and our Net Amount at Risk, both of which may affect your cost of insurance charge and have Federal Tax consequences. (See the "Cost of Insurance," provisions of this prospectus and the "Federal Income Tax Considerations," section of this prospectus.)

The Specified Amount after a decrease may not be less than the minimum Specified Amount of $100,000 (See the "Change in Death Benefit Option," provision of this prospectus.)

If following the decrease in Specified Amount, the Contract would not comply with the maximum premium limitations required by federal tax law, the decrease may be limited or a portion of Accumulation Value may be returned to you at your election, to the extent necessary to meet federal tax law requirements. If you have elected the cash value accumulation qualification test, the premium limitations do not apply. A decrease in the Specified Amount will be applied first against increases in Specified Amount in order of the more recent increase first and finally against the initial Specified Amount.

If your Specified Amount decreases, we will deduct a surrender charge from the Accumulation Value. Such deduction will equal the sum of surrender charges computed separately for each portion of Specified Amount reduced in the above order. The surrender charge, for each reduction is a pro rata portion of any surrender charge applicable to a full surrender of the related increase or initial Specified Amount. You cannot decrease the Specified Amount after the Insured's Attained Age 100. A decrease in Specified Amount will take effect on the Monthly Deduction Date, which coincides with or next follows the date we receive, your written request.

If you want to increase the Specified Amount, you must submit a written supplemental application and provide evidence of insurability. You may have a different underwriting risk classification for the initial Specified Amount and each increase in Specified Amount. (See the "Charges from Accumulation Value", provision of this prospectus.) An additional premium may be required. (See the "Premiums Upon Increase in Specified Amount," provision of this prospectus.) The minimum amount of any increase is $5,000. You cannot increase the Specified Amount if the Insured's Attained Age is over 85. An increase in the Specified Amount will increase certain charges. Those charges will be deducted from the Accumulation Value on each Monthly Deduction Date. An increase in the Specified Amount may also increase surrender charges. An increase in the Specified Amount during the time the Guaranteed Coverage Benefit provision is in effect will increase the Guaranteed Coverage Premium requirement. (See the "Charges and Deductions," provision of this prospectus.)

You have a "free look period" for each increase in Specified Amount. The free look period will apply only to the increase in Specified Amount. (See the "Refund Privilege," provision of this prospectus.)

Methods of Affecting Insurance Protection. Your "pure insurance protection" will be the difference between your Death Benefit and your Accumulation Value. You may increase or decrease the pure insurance protection provided by the Contract, as your insurance needs change. You can change the pure insurance protection by increasing or decreasing the Specified Amount, changing the level of premium payments, or making a partial surrender of the Contract. Some of these changes may have federal tax consequences. Although the consequences of each change will depend upon individual circumstances, they can be summarized as follows:

o A decrease in Specified Amount will, subject to the applicable corridor percentage limitations, decrease insurance protection, and cost of insurance charges.

o An increase in Specified Amount may increase pure insurance protection, depending on the amount of Accumulation Value and the corridor percentage limitation. If insurance protection is increased, the Contract charges generally increase as well.

o If Option A is in effect, increased premium payments may reduce pure insurance protection, until the corridor percentage of Accumulation Value exceeds the Specified Amount. Increased premiums should also increase the Accumulation Value available to keep the Contract in force.

o If Option A is in effect, reduced premium payments generally will increase the amount of pure insurance protection, depending on the corridor percentage limitations. Reducing premium payments may also result in a reduced amount of Accumulation Value and increase the possibility that the Contract will lapse.

o A partial surrender will reduce the Death Benefit. However, a partial surrender only affects the amount of pure insurance protection if the percentage from the Corridor Percentage Table is applicable in determining the Death Benefit. Otherwise, the decrease in Death Benefit is offset by the amount of Accumulation Value withdrawn. The primary use of a partial surrender is to withdraw Accumulation Value.

                           Guaranteed Coverage Benefit

We will keep the Contract in effect under the Guaranteed Coverage Benefit so long as the premiums paid in advance during the specified period are at least:

o the sum of Guaranteed Coverage Premium for each month from the start of the specified period, including the current month, plus

o        partial surrenders and Contract Debt.

Generally the Guaranteed Coverage Benefit period is ten Contract Years. However, for an additional monthly fee, the Guaranteed Coverage Benefit period can be extended to twenty-five Contract Years or to Attained Age 100. An increase in Specified Amount does not start a new Guaranteed Coverage Benefit period, but does increase Guaranteed Coverage Premium.

When a Guaranteed Coverage Premium is not paid when due the Guaranteed Coverage Benefit provision is terminated.

                            Duration of the Contract

The Contract will remain in force so long as the Surrender Value is sufficient to pay the Monthly Deduction. The tax consequences associated with continuing the Contract beyond age 100 are unclear and a tax advisor should be consulted. If the Surrender Value is insufficient to pay the Monthly Deduction and the grace period expires without an adequate payment, the Contract will lapse and terminate without value. (See the "Grace Period and Reinstatement," provision of this prospectus.)

                               Accumulation Value

Determination of Accumulation Value. On each Valuation Date, Accumulation Value is determined as follows:

o the aggregate of the value in each subaccount, determined by multiplying a subaccount's unit value by the number of units you own in the subaccount; plus

o        the value in the Fixed Account; plus

o        premiums (less premium taxes), plus

o        Accumulation Value securing Contract Debt; less

o        partial surrenders, and related charges, processed on that Valuation
Date; less

o        any Monthly Deduction processed on that Valuation Date; less

o        any federal or state income taxes.

The number of subaccount units allocated to the Contract is determined after any transfers among subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions on the Valuation Date.

Determination of Unit Value. The unit value of each subaccount is equal to:

o the per share net asset value of the corresponding Portfolio on the Valuation Date, multiplied by

o the number of shares owned by the Separate Account, after the purchase or redemption of any shares on that date, minus

o        the Daily Asset Charge, and divided by

o the total number of subaccount units outstanding on the Valuation Date, after any transfers among subaccounts, or the Fixed Account (and deduction of transfer charges), but before any other transactions.

                          Payment of Contract Benefits

Death Benefit Proceeds will usually be paid within seven days after we receive Satisfactory Proof of Death. Loans and surrenders will ordinarily be paid within seven days after receipt of your written request. We may defer payment of any surrender, refund or loan until a premium payment made by check clears the banking system. Payments may also be postponed in certain other circumstances. (See the "Postponement of Payments," provision of this prospectus.) You can decide how benefits will be paid. During the Insured's lifetime, you may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. These choices are also available if the Contract is surrendered. When Death Benefit Proceeds are payable in a lump sum and no election of an optional payment method is in force at the death of the Insured, the Beneficiary may select one or more of the optional payment methods. If you or the Beneficiary does not elect one of these options, we will pay the benefits in a lump sum.

An election or change of method of payment must be in writing. A change in Beneficiary revokes any previous election. Further, if the Contract is assigned, any amount due to the assignee will be paid first in a lump sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

Optional Methods of Payment. In addition to a lump sum payment of benefits under the Contract, any proceeds to be paid under the Contract may be paid in any of the following four methods:

o Option 1. Equal Installments for a Fixed Number of Years. Installments will include interest at the effective rate of 2.5%
         per year or at a higher rate, at our option.

o Option 2. Installments for Life with the Option to Choose a Period Certain. The fixed period certain may be 10 or 20 years.

o Option 3. Equal Installments of a Fixed Amount Payable Annually, Semi-annually, Quarterly, or Monthly. The sum of the installments paid in one year must be at least $40 for each $1,000 of proceeds. Installments will be paid until the total of the following amount is exhausted: (1) the net sum payable; plus (2) interest at the effective rate of 2.5% per year; plus (3) any additional interest that we may elect to pay. The final installment will be the balance of the proceeds payable plus interest.

o Option 4. Interest Only. We will hold the proceeds and pay interest at the effective rate of 2.5% per year or at a higher rate, at our option. On interest due dates, the payee may withdraw an amount of at least $100 from the amount held.

Any amount left with us for payment under a payment option will be transferred to our General Account and will not be affected by the investment performance associated with the Separate Account. We may make other payment options available in the future.

When proceeds become payable in accordance with a payment option, the Contract will be exchanged for a supplementary contract specifying all rights and benefits. The effective date for a supplementary contract will be the date of the Insured's death or other termination of the Contract.

Amounts held under a supplementary contact that remain payable after the Beneficiary's death will be paid to the estate of the Beneficiary or in any other manner provided for in the supplementary Contract or as otherwise provided under applicable law.

General Provisions for Payment Options. If the amount held falls below $2,000, we will pay the entire amount held to the payee. The first installment under Option 1, 2 or 3 will be paid the date the proceeds are available. With our consent, the first installment may be postponed for up to ten years. If payment is postponed, the proceeds will accumulate with compound interest at the effective rate of 2.5% per year.

To avoid paying installments of less than $20 each, we will:

o        change the installments to a quarterly, semi-annual or annual basis;
and/or

o        reduce the number of installments.

If you elect an option, you may restrict the Beneficiary's right to assign, encumber, or obtain the discounted present value of any unpaid amount.

Except as permitted by law, unpaid amounts are not subject to claims of a Beneficiary's creditors.

At our discretion, a Beneficiary may be permitted to receive the discounted present value of installments, except under option 2. If the payee dies, under Option 1 or 2 we will pay the discounted present value of any unpaid fixed-period installments to the payee's estate except Option 2 when lifetime payments have been elected. Under Option 3 or 4, we will pay any balance to the payee's estate. The discounted present value of any remaining payments is calculated using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. With our consent, the option elected may provide for payment in another manner.

Limitations. You must obtain our consent to have an option under which proceeds are payable to:

o        joint or successive payees, or

o        other than a natural person.

                                 CONTRACT RIGHTS

                                  Loan Benefits

Loan Privileges. You can borrow money from us using your Contract as security for the loan. The minimum loan amount is $100. Except as otherwise required by applicable state law or regulation:

o during the first three Contract Years, you cannot borrow more than 75% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

o after the first three Contract Years, you can borrow up to 90% of the Surrender Value, as calculated at the end of the Valuation Period during which your loan request is received.

Preferred loans accrue interest at a lower rate. We determine whether a loan is preferred at the time the loan is made.

The amount available for a preferred loan is equal to the lesser of:

o        the above-mentioned loan limits, or

o       the Surrender Value less premiums paid (adjusted by partial surrenders).

The loan may be repaid in whole or in part during the Insured's lifetime. Each loan repayment must be at least $10 or the full amount of Contract Debt, if less. Loans generally are funded within seven days after receipt of a written request. (See the "Postponement of Payments," provision of this prospectus.) Loans may have tax consequences. (See the "Federal Income Tax Considerations," section of this prospectus.)

Interest. Loans will accrue interest on a daily basis at a rate of 4.0% per year, 3.0% on preferred loans. Interest is due and payable on each Contract anniversary date or when a loan payment is made if earlier. If unpaid, interest will be added to the amount of the loan and accrue interest at the same rate.

Amounts held to secure loans earn interest at the annual rate of 3.0% credited on the Contract anniversary. The amount of interest earned on the collateral held in our General Account will be allocated to the subaccounts and the Fixed Account on each Contract anniversary in the same proportion that premiums are being allocated to those subaccounts and the Fixed Account at that time.

Effect of Loans. When a loan is made, we transfer Accumulation Value equal to the loan amount from the Separate Account and the Fixed Account to our General Account as security for the Contract Debt. The Accumulation Value transferred will be deducted from the subaccounts and the Fixed Account in accordance with your instructions. The minimum amount that can remain in a subaccount or the Fixed Account because of a loan is $100. If you do not provide allocation instructions, the Accumulation Value transferred will be allocated among the subaccounts and the Fixed Account pro-rata. If allocation instructions conflict with the $100 minimum described above, we may allocate the Accumulation Value transferred among the subaccounts, and the Fixed Account pro-rata. We will also transfer Accumulation Value from the subaccounts and the Fixed Account to the General Account to secure unpaid loan interest. We will allocate this transfer among the subaccounts and the Fixed Account as described above. We will not impose a charge for these transfers. A loan may have tax consequences. (See the "Federal Income Tax Considerations," section of this prospectus.)

A loan may permanently affect the Accumulation Value, even if repaid. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate Account or the Fixed Account as collateral will affect the Accumulation Value, whether or not the loan is repaid, because we credit the amount of the collateral at an annual interest rate of 3% rather than a rate of return reflecting the investment performance of the Separate Account or the interest rate paid by the Fixed Account. Since your Death Benefit may be affected by Accumulation Value, a loan may also affect the amount of the Death Benefit, even if repaid.

Contract Debt. Contract Debt reduces Death Benefit Proceeds and Surrender Value. If the Contract Debt exceeds the Accumulation Value less any surrender charge, you must pay the excess or your Contract will lapse. We will notify you of the amount that must be paid.
(See the "Grace Period and Reinstatement," provision of this prospectus.)

Repayment of Contract Debt. If we receive payments while a loan is outstanding, those payments are treated as additional premiums, unless you request otherwise. As Contract Debt is paid, we will transfer Accumulation Value equal to the amount of the loan payment from the General Account to the subaccounts and the Fixed Account. We will allocate the transfers among the subaccounts and the Fixed Account in the same proportion that premiums are being allocated at the time of the loan payment. We will make the allocation at the end of the Valuation Period during which the loan payment is received. If you do not pay the Contract Debt, we will deduct the amount of the Contract Debt from any amount payable under the Contract.

                                   Surrenders

During the life of the Insured, you can surrender the Contract in whole or in part by sending us a written request. The maximum amount available for surrender is the Surrender Value at the end of the Valuation Period during which the surrender request is received at our Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the "Postponement of Payments," provision of this prospectus.) Any proceeds payable upon full surrender shall be paid in one sum unless an optional method of payment is elected. (See the "Payment of Contracts Benefits," provision of this prospectus.) Surrenders may have tax consequences. (See the "Federal Income Tax Considerations," section of this prospectus.)

Full Surrenders. If the Contract is being fully surrendered, you must return the Contract to us with your request. Insurance coverage under the Contract will terminate as of the date of a full surrender.

Partial Surrenders. The amount of a partial surrender may not exceed the Surrender Value at the end of the Valuation Period during which the request is received less an amount sufficient to cover Monthly Deductions for three months. The minimum partial surrender is $100.

The Accumulation Value will be reduced by the amount of partial surrender and any applicable partial surrender charge. (See the "Partial Surrender Charge," provision of this prospectus.) This amount will be deducted from the Accumulation Value at the end of the Valuation Period during which the written request is received. The deduction will be allocated to the subaccounts and the Fixed Account according to your instructions, if the minimum amount remaining in a subaccount as a result of the allocation is $100. If you do not provide allocation instructions or if your allocation instructions conflict with the $100 minimum described above, we will allocate the partial surrender among the subaccounts and the Fixed Account pro-rata.

Partial surrenders reduce the Death Benefit by the amount the Accumulation Value is reduced. If Option A is in effect, the Specified Amount will be reduced by the amount of the partial surrender. Where increases in Specified Amount occurred, a partial surrender will reduce the increases in order of the more recent increase first and finally the initial Specified Amount. Thus, partial surrenders may affect the cost of insurance charge and the Net Amount at Risk. (See the "Cost of Insurance," and the "Methods of Affecting Insurance Protection," provisions of this prospectus.) If Option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

The Specified Amount remaining in force after a partial surrender may not be less than the minimum Specified Amount of $100,000. (See the "Change in Death Benefit Option," provision of this prospectus.)

The amount of any partial surrender will generally be paid within seven (7) days after receipt of your written request. (See the "Postponement of Payments," provision of this prospectus.)

                                    Transfers

You can transfer Accumulation Value among the subaccounts or from the subaccounts to the Fixed Account. You can make transfers in person, by mail, or, if a telephone transfer authorization form is on file with us, by telephone. The minimum transfer from a subaccount is $250, or the balance of the subaccount, if less. The minimum that may remain in a subaccount after a transfer is $100. We will make transfers and determine all values concerning transfers on the later of the end of the Valuation Period which includes the requested transfer date or during which the transfer request is received. Accumulation Value on the date of a transfer will not be affected except to the extent of the transfer charge, if applicable. The first twelve transfers in a Contract Year will be free. We will charge $10 for each additional transfer. Such charge will be deducted from the amount transferred. (See the "Transfer Charge," provision of this prospectus.) Transfers resulting from loans, the dollar cost averaging program or the rebalancing program will not be subject to a transfer charge or be counted for purposes of determining the number of free transfers.

During the thirty-day period following the Contract anniversary and each subsequent Contract anniversary, you may make one transfer from the Fixed Account to the subaccounts. This transfer is free. The amount you can transfer from the Fixed Account to the subaccounts is the greater of:

o        twenty-five percent of the amount in the Fixed Account, or

o        $1,000.

If we receive a request to transfer funds out of the Fixed Account before the Contract anniversary, the transfer will be made at the end of the Valuation Period during which the Contract anniversary occurs. If we receive a proper transfer request within 30 days after the Contract anniversary, the transfer will be made as of the end of the Valuation Period in which we received the transfer request.

Market Timing. he Contracts are first and foremost life insurance policies, designed for retirement or other long-term financial planning, and are not designed for or appropriate for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to an underlying portfolio and harmful to other Contract Owners invested in the subaccounts corresponding to the portfolio. We therefore reserve the right to reject any transfer request (or premium payment) from any person if, in our judgment, an underlying portfolio or other Contract Owners would potentially be adversely affected or if an underlying portfolio objects to or would reject our transaction order. We may impose severe restrictions on transfers or even prohibit them for particular Contract Owners who, in our view, have abused or appear likely to abuse the transfer privilege. Without in any way limiting our ability to determine that other situations or practices adversely affect an underlying portfolio or other Contract Owners, if within any 120-day period, you make more than one transfer involving a redemption of any units in a subaccount that were purchased within the 60-day period prior to such redemption, we may refuse to honor any such sale or transfer or place restrictions on your transfer privileges. Purchases and redemptions of units made under any special programs, such as dollar cost averaging or rebalancing, are not included in this standard.

We will employ reasonable procedures to confirm that the transfer instructions communicated by telephone are genuine. These procedures may require some form of personal identification before acting, providing you written confirmation of the transaction, or making a tape recording of the telephoned instructions.

                                Refund Privilege

Under state law, you have a free look period in which to examine a Contract and return it for a refund. The length of the free look period varies among different states, but generally runs for 10 days after your receipt of the Contract. If the Contract is canceled during the free look period, you will receive a refund equal to premiums paid adjusted by investment gains during the 15-day period such premiums have been allocated to the subaccount investing in the American National Money Market Portfolio. (See the "Allocation of Premiums," provision of this prospectus.) A free look period also applies to any increase in Specified Amount. If you cancel the increase, you will receive the amount of premiums paid attributable to such increase in Specified Amount adjusted by investment gains or losses.

To cancel the Contract, you should mail or deliver the Contract to our Home Office or to the office of one of our agents. We may delay paying a refund of premiums paid by check until the check has cleared your bank. (See the "Postponement of Payments," provision of this prospectus.)

                              Dollar Cost Averaging

Under the dollar cost averaging program, you can instruct us to automatically transfer, on a periodic basis, a predetermined amount or percentage from any one subaccount or Fixed Account, to any subaccount(s) or Fixed Account. The automatic transfers from the subaccounts can occur monthly, quarterly, semi-annually, or annually. Transfers from the Fixed Account can only occur semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each subaccount must be at least $100. At the time the program begins, you must have at least $10,000 Accumulation Value. Transfers under dollar cost averaging will be made, and values resulting from the transfers determined, at the end of the Valuation Period that includes the transfer date designated in your instructions.

Using dollar cost averaging, you purchase more units when the unit value is low, and fewer units when the unit value is high. There is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

You can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. In addition, the program will terminate if Accumulation Value is less than $5,000 on a transfer date.

If you participate in the fixed account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging fixed account options until it is transferred to the subaccounts or the Fixed Account as selected by you. The two options you must select from are a six-month or a twelve-month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging fixed account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six or twelve months of the allocation date, which will be the Date of Issue. In our discretion, we may change the rate that we set for new allocations to the dollar cost averaging fixed accounts. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for the initial premium payment received on or after the Date of Issue. The minimum premium payment to participate in the program is $10,000.

You can increase or decrease the amount of transfers or discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file, notifying us by phone. If you terminate the program any remaining balance in the fixed account dollar cost averaging option will be transferred to the Fixed Account. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers.

                                   Rebalancing

Because the subaccounts and the Fixed Account may have different investment results, your Accumulation Value may not stay in the same percentages as your initial allocation instructions. At your request, we will rebalance your Accumulation Value by allocating premiums and transferring Accumulation Value to ensure conformity with your allocation instructions. We will rebalance your Accumulation Value on a calendar quarter, semi-annual or annual basis according to your instructions. We will rebalance, and determine any values resulting from the rebalancing, at the end of the Valuation Period that includes the rebalancing date in your request. There is no charge for this program and transfers made pursuant to this program will not be counted in determining the number of free transfers. At the time the program begins, you must have at least $10,000 of Accumulation Value. If the Accumulation Value is less than $5,000 on a rebalancing date, the program will be discontinued.

You can request participation in the rebalancing program at any time. You can discontinue the program by sending us written notice or, if a telephone transfer authorization form is on file with us, by calling by telephone.

                       PAYMENT AND ALLOCATION OF PREMIUMS

                             Issuance of a Contract

If you want to purchase a Contract, you must complete an application and submit it to our Home Office. We will only issue a Contract to individuals 85 years of age or less on their last birthday who supply satisfactory evidence of insurability. Acceptance is subject to our underwriting rules.

The Date of Issue is used to determine Contract anniversary dates, Contract Years, and Contract months.

                                    Premiums

You must pay the initial premium for the Contract to be in force. The initial premium must be at least 1/12th of the first year Guaranteed Coverage Premium. The initial premium and all other premiums are payable at our Home Office. Subject to certain limitations, you have flexibility in determining the frequency and amount of premiums since the Planned Periodic Premium schedule is not binding on you.

                               Premium Flexibility

You may make unscheduled premium payments at any time in any amount, subject to the premium limitations described herein.

Planned Periodic Premiums. At the time the Contract is issued, you can determine a Planned Periodic Premium schedule. The amounts and frequency of the Planned Periodic Premiums will be shown on the Data Page. During the Guaranteed Coverage Benefit period, the Planned Periodic Premium must be at least the Guaranteed Coverage Premium. You are not required to pay premiums in accordance with the Planned Periodic Premium schedule.

You can change the frequency and amount of Planned Periodic Premiums by sending a written request to our Home Office. We may limit any increase in premium to comply with applicable federal tax law. We will send premium payment notices annually, semi-annually, quarterly or monthly depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Contract will remain in force unless the Guaranteed Coverage Benefit provision is in effect.

Premium Limitations. Total premiums paid cannot exceed the current maximum premium limitations established by the guideline premium tax qualification test. If a premium is paid which would cause total premiums to exceed the maximum premium limitation, we will only accept that portion of the premium equal to the maximum. We will return any part of the premium in excess of that amount or apply it as otherwise agreed. No further premiums will be accepted until permitted under the laws prescribing maximum premium limitations.

We may refuse to accept a premium or require additional evidence of insurability if the premium would increase the Net Amount at Risk. We may also establish a minimum acceptable premium amount.

Premiums Upon Increase in Specified Amount. If you request an increase in the Specified Amount, we will notify you if any additional premium is required. Whether additional premium will be required will depend upon:

o        the Accumulation Value of the Contract at the time of the increase; and

o        the amount of the increase you request.

                  Allocation of Premiums and Accumulation Value

Allocation of Premiums. Premiums are allocated according to your instructions. The minimum percentage or premium that you may allocate to any one subaccount or to the Fixed Account is the greater of 10% or $20. You can change the allocation without charge by providing proper written notification to our Home Office. Your notice must include the Contract number to which the instructions apply. Your revised allocation instructions will apply to premiums received by us on or after the date proper written notification is received.

Effective April 30, 2004, the subaccount investing in the INVESCO VIF Telecommunications Fund will no longer accept new premiums, transfers from other subaccounts or the fixed account, including dollar cost averaging transfers and automatic rebalancing program transfers. The subaccount investing in the INVESCO VIF Telecommunication Fund will be deleted, wherever listed, from any instructions you have given us regarding your premium allocation, dollar cost averaging program, automatic rebalancing program, or systematic withdrawal program. We will reassign the percentages previously assigned to the subaccount investing in the INVESCO VIF Telecommunication Fund to the subaccount investing in the American National Money Market Portfolio until we receive different instructions from you. If you want us to treat your allocations differently, please submit your written instructions to us or if you have a telephone authorization on file call us at 1-800-306-2959.

Accumulation Value. The value of subaccounts will vary with the investment performance of these subaccounts and you bear the risk that those investments might actually lose money. The performance of these investments affects the Accumulation Value and may affect the Death Benefit as well.

                         Grace Period and Reinstatement

Grace Period. If the Surrender Value is insufficient to pay the Monthly Deduction, you have a grace period of sixty-one days to pay an additional premium. The grace period begins on the date Surrender Value is insufficient to cover the Monthly Deduction. At the beginning of the grace period, we will mail you notice to your last known address we have on file advising you of the necessary additional premium. If you do not pay the additional premium during the grace period, the Contract will terminate. If the Contract terminates and is not reinstated as described below, the Contract will have no Accumulation Value, Surrender Value or Death Benefits. If the Insured dies during the grace period, any overdue Monthly Deductions and Contract Debt will be deducted from the Death Benefit Proceeds. No loans, partial surrenders or transfers are permitted during the Grace Period.

Reinstatement. A Contract may be reinstated any time within five years after termination. A Contract cannot be reinstated if it was surrendered. Reinstatement will be effected based on the Insured's underwriting classification at the time of the reinstatement.

Reinstatement is subject to the following:

o        evidence of insurability satisfactory to us;

o        reinstatement or repayment of Contract Debt;

o        payment of Monthly Deductions not collected during the grace period;
and

payment of the premium sufficient to pay the Monthly Deduction for three months after the date of reinstatement.

The original Date of Issue, and the Effective Dates of increases in Specified Amount (if applicable), will be used for purposes of calculating Monthly Deductions and the surrender charge. If any Contract Debt was reinstated, an amount equal to the debt will be held in our General Account. During the lapse period, Contract Debt will accrue interest at a rate of 6%. Accumulation Value will then be calculated as described under the "Accumulation Value" provision of this prospectus. The Effective Date of reinstatement will be the first Monthly Deduction Date on or next following the date we approve the application for reinstatement.

                             CHARGES AND DEDUCTIONS

                                 Premium Charges

A premium charge of 6% will be deducted from any premium payment before allocating such premiums among the subaccounts and the Fixed Account. After the first ten Contract Years, the premium charge is 4%, and will be deducted from any premium received. We reserve the right to change the premium charge. We can change the premium charge only once each Contract Year. The premium charge will never exceed 6%.

                         Charges from Accumulation Value

Certain Monthly Deductions and Daily Asset Charges will reduce the Accumulation
 Value.

 Monthly Deduction. On each Monthly Deduction Date the Accumulation Value is reduced by:

o Cost of Insurance Charge. Because the cost of insurance depends upon several variables, the cost can vary from month to month. We will determine the monthly cost of insurance charges by multiplying the applicable cost of insurance rate by the Net Amount at Risk, as of the Monthly Deduction Date, for each Contract month.

o        Charge for the Cost of any Riders.

o        Monthly Expense Fee. The monthly expense fee is $7.50.

o Monthly Fee. The monthly fee, which will vary by Age at Issue and risk class, will be a maximum of $7.50 plus $.4166 per $1,000 of Specified Amount. The monthly fee is determined when the Contract is issued.

The Monthly Deduction is the sum of the cost of insurance charge, applicable charge for any riders, monthly expense fee, and the monthly fee. The Monthly Deduction compensates us for providing the insurance benefits and administering the Contract. We deduct the Monthly Deduction as of the Date of Issue and on each Monthly Deduction Date thereafter. We will allocate the deduction among the subaccounts and the Fixed Account pro-rata. The cost of insurance, monthly expense fee, and the monthly fee are described in more detail below. Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction itself may vary in amount from month to month.

Cost of Insurance. The monthly cost of insurance rate is based on the Insured's sex, Attained Age, Specified Amount, and underwriting risk class. The rate may vary if the Insured is a nicotine user or nicotine non-user, if the Insured is in a preferred or standard risk classification, or if the Insured is in a substandard risk classification and rated with a tabular extra rating.

For the initial Specified Amount, the cost of insurance rate will not exceed those in the schedule of monthly guaranteed maximum cost of insurance rates shown on the Data Page. These guaranteed rates are based on the Insured's age last birthday. The current rates range between 28% and 65% of the guaranteed rates. Any change in the current cost of insurance rates will apply to all persons of the same age, sex, risk class and Specified Amount.

Guaranteed maximum cost of insurance rates are calculated based on the 1980 Commissioners Standard Ordinary (CSO) Smoker or Nonsmoker Mortality Tables (Age Last Birthday).

The underwriting risk class for the initial Specified Amount and the Specified Amount for any increase may be different. Consequently, the cost of insurance rate for the initial Specified Amount and each increase in Specified Amount may be different. Decreases will also be reflected in the cost of insurance rate. (See the "Change in Specified Amount," provision of this prospectus.)

The actual charges made during the Contract Year will be shown in the annual report delivered to you.

Guaranteed maximum cost of insurance rates for Policies issued on a non-sex distinct basis are calculated based on the 1980 CSO-SB and the 1980 CSO-NB Mortality Tables (Age Last Birthday) for issue or increase ages 15 and above. For ages 0-14, the 1980 CSO-B Mortality Table (Age Last Birthday) was used through attained age 14 and the 1980 CSO-NB Mortality Table (Age Last Birthday) for attained ages 15 and above.

The rate class of an Insured may affect the cost of insurance rate. We currently place insureds into a preferred rate class, standard rate class, or substandard rate class that involves a higher mortality risk. In an otherwise identical Contract, an Insured in the standard rate class will typically have a lower cost of insurance than an Insured in a substandard rate class. Similarly, in an otherwise identical Contract, an Insured in a preferred rate class typically has a lower cost of insurance than one in a standard class. If a Contract is rated at issue with a tabular extra rating, the guaranteed rate is generally a multiple of the guaranteed rate for a standard issue.

Insureds may also be assigned a flat extra rating to reflect certain additional risks. The flat extra rating will increase the total Monthly Deduction.

Daily Asset Charge. On each Valuation Date, each unit value is reduced by a Daily Asset Charge not to exceed 0.70% annually of the average daily net assets in each subaccount. Currently, the Daily Asset Charge is 0.70% for the first fifteen Contract Years. Thereafter, the Daily Asset Charge is 0.35%, but we reserve the right to increase such Daily Asset Charge, not to exceed 0.70% annually.

This charge is to compensate us for mortality and expense risks. The mortality risk is that the Insured may live for a shorter time than we assumed. If so, we will have to pay Death Benefits greater than we estimated. The expense risk is that expenses incurred in issuing and administering the Contracts will exceed our estimates. We reserve the right to change the Daily Asset Charge once each Contract Year. The deduction will equal the annual rate divided by 365 and multiplying the result by the number of days since the last Valuation Date. We will not deduct a Daily Asset Charge from the Fixed Account.

Surrender Charge. If You surrender all or a part of Your Contract, we may assess a surrender charge. Surrender charges are intended to compensate us for the costs of distributing the Contract.

We may also assess a surrender charge upon decreases in Specified Amount or upon Death Benefit option changes that result in a decrease in Specified Amount. (See the "Change in Specified Amount," provision of this prospectus.)

The surrender charge is more substantial in early Contract Years. Accordingly, the Contract is more suitable for long-term purposes.

The surrender charge for a full surrender is assessed based on a rate per $1,000 of Specified Amount, with the charges being calculated separately for the original Specified Amount and each increase, if any, in Specified Amount. The surrender charge for the initial Specified Amount is applicable until the 16th Contract anniversary. For an elective increase in Specified Amount, the surrender charge is applicable for 15 years after the Effective Date of such increase. Thereafter, there is no surrender charge.

The surrender charge varies by Age at Issue and risk class. In the first Contract Year, the surrender charge shall range from $15.38 per $1,000 of Specified Amount to $57.87 per $1,000 of Specified Amount. The rate is the same for the first five years since issue or increase, and reduces to zero after fifteen years.

Partial Surrender Charge. We will impose a $25 fee for each partial surrender. In addition, if Death Benefit Option A is in effect, a partial surrender charge will be charged for a decrease in Specified Amount. (See the "Change in Specified Amount," provision of this prospectus.)

Transfer Charge. We will make the first 12 transfers of Accumulation Value in any Contract Year without a transfer charge. A charge of $10 will be deducted from the amount transferred for each additional transfer among the subaccounts or from the subaccounts to the Fixed Account. This charge compensates us for the costs of effecting the transfer. The transfer charge cannot be increased.

We intend to recoup the cost of benefits, issue and underwriting costs, administrative costs commissions, taxes and other sales expenses primarily, but not exclusively, through:

o        the monthly expense fee;

o        the monthly fee;

o        the sales charge;

o        the deferred sales charge;

o        the daily asset charge (mortality and expense risk charge);

o        the cost of insurance charge;

o revenues, including 12b-1 fees or a portion thereof if, any, received from the Portfolios or their managers; and

o        investment earning on amounts allocated under policies to the General
Account.

Commissions paid on the Contract, including other incentives or payments, are not directly charged to the Contract Owners or the Separate Account.

Fees and Expenses Incurred by Portfolios. In addition, the managers of the Portfolios will charge certain fees and expenses against the Portfolios. (See the "Annual Portfolio Company Operating Expenses," table in the "Risk/Benefit
Summary: Fee Tables" section of this prospectus. Also, see the Funds' prospectuses.) No portfolio fees or expenses will be charged from the Fixed Account.

Taxes. Currently, we will not make a charge against the Separate Account for federal, state, or local income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal tax, or any significant state or local tax treatment of the Company changes. We would deduct such charges, if any, from the Separate Account and/or the Fixed Account. We would not realize a profit on such tax charges with respect to the Contracts.

                              Exceptions to Charges

We may reduce the premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance and Daily Asset Charge for, or credit additional amounts on, sales of the Contract to a trustee, employer, or similar entity where we determine that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of American National Insurance Company and any of its subsidiaries may be permitted to purchase the Contract with substantial reductions of premium charge, surrender charge, monthly expense fee, monthly fee, cost of insurance or Daily Asset Charge.

The Contract may be sold directly, without compensation, to: (1) a registered representative, (2) employees, officers, directors, and trustees of American National Insurance Company and its subsidiaries, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and (3) employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family member of the foregoing. If sold under these circumstances, a Contract may be credited in part or in whole with any cost savings resulting from the sale being direct, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

                      AMERICAN NATIONAL INSURANCE COMPANY,
                         THE SEPARATE ACCOUNT, THE FUNDS
                              AND THE FIXED ACCOUNT

                       American National Insurance Company

Our home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550.

                              The Separate Account

The assets of the Separate Account are held exclusively for your benefit and the benefit of other people entitled to payments under variable life Contracts we issue. Incomes, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of American National's other assets. The assets of the Separate Account may not be used to pay any liabilities of American National other than those arising from the Contract. We are obligated to pay all amounts promised to the Contract Owners under the Contract. We are the legal holders of the Separate Account's assets. The assets are held separate and apart from the General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the subaccounts. We will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other Contract liabilities of the Separate Account. Liabilities arising out of other aspects of our business cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account's assets, are credited to or charged against the Separate Account without regard to income, gains or losses arising out of other aspects of our business. If, however, the Separate Account's assets exceed its liabilities, the excess shall be available to cover the liabilities of our General Account.

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

We will redeem shares in the Portfolios as needed to:

o        collect charges,

o        pay the Surrender Value,

o        secure loans,

o        provide benefits, or

o transfer assets from one subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding subaccount.

The Separate Account may include other subaccounts that are not available under the Contract. We may from time to time discontinue the availability of some of the subaccounts. If the availability of a subaccount is discontinued, we may redeem any shares in the corresponding Portfolio and substitute shares of another registered, open-end management company.

We may also establish additional subaccounts. Each new subaccount would correspond to a portfolio of a registered, open-end management company. We would establish the terms upon which existing Contract Owners could purchase units in the subaccounts corresponding to such portfolios.

If any of these substitutions or changes is made, we may change the Contract by sending an endorsement. We may:

o        operate the Separate Account as a management company,

o        de-register the Separate Account if registration is no longer required,

o        combine the Separate Account with other separate accounts,

o        restrict or eliminate any voting rights associated with the Separate
Account, or

o transfer the assets of the Separate Account relating to the Contracts to another separate account.

We will not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

Since we are the legal holders of the Portfolio shares held by the Separate Account, we can vote on any matter that may be voted upon at a shareholder's meeting. To the extent required by law, we will vote all shares of the Portfolios held in the Separate Account at shareholders' meetings in accordance with instructions we receive from you and other Contract Owners. The number of votes for which each Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund's Board of Directors. We will furnish Contract Owners with the proper forms, materials, and reports to enable them to give us these instructions. We will vote Portfolio shares held in each subaccount for which no timely instructions from Contract Owners are received and shares held in each subaccount which do not support Contract Owner interests in the same proportion as those shares in that subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

The Separate Account is not the only separate account that invests in the Portfolios. Other separate accounts, including those funding other variable life contracts, variable annuity Contracts, other insurance contracts and retirement plans, invest in certain of the Portfolios. We do not currently see any disadvantages to you resulting from the Portfolios selling shares to fund products other than the Contract. However, there is a possibility that a material conflict of interest may arise between the Contract Owners and the owners of variable life insurance contracts and the owners of variable annuity Contracts whose values are allocated to another separate account investing in the Portfolios. In addition, there is a possibility that a material conflict may arise between the interests of Contract Owners or owners of other contracts and the retirement plans, which invest in the Portfolios or those plans participants. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any should be taken in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses and other aspects of their operation. The investment objectives of each Portfolio are stated below.


FUND:         American National Investment Accounts, Inc.
ADVISER:      Securities Management and Research, Inc

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------
American National Growth Portfolio                        seeks to achieve capital appreciation

American National Balanced Portfolio                      seeks to conserve principal,
                                                          produce current income, and achieve long-term
                                                          capital appreciation
American National Equity Income Portfolio                 seeks to achieve growth of capital and/or current income




Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

American National High Yield
Bond Portfolio                                            seeks
                                                          to provide a high
                                                          level of current
                                                          income As a secondary
                                                          investment objective,
                                                          the portfolio seeks
                                                          capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
American National International Stock Portfolio           seeks to obtain long-term
                                                          growth of capital through
                                                          investments primarily
                                                          in the equity securities of
                                                          established, non-U.S. companies
American
National
Small-Cap/Mid-Cap
Portfolio                                                 seeks to
                                                          provide long-term
                                                          capital growth by
                                                          investing primarily in
                                                          stocks of small to
                                                          medium-sized companies
American National Government
Bond Portfolio                                            seeks
                                                          to provide as high a
                                                          level of current
                                                          income, liquidity, and
                                                          safety of principal as
                                                          is consistent with
                                                          prudent investment
                                                          risks through
                                                          investment in a
                                                          portfolio consisting
                                                          primarily of
                                                          securities issued or
                                                          guaranteed by the U.S.
                                                          Government, its
                                                          agencies, or
                                                          instrumentalities
American National Money Market
Portfolio                                                 seeks the
                                                          highest current income
                                                          consistent with the
                                                          preservation of
                                                          capital and
                                                          maintenance of
                                                          liquidity


-----------------------------------------------------------------------------------------------------------------------------------
FUND:         The Alger American Fund Class O Shares
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Fred Alger Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Portfolio             seeks long-term capital appreciation

Alger American Growth Portfolio                           seeks long-term capital appreciation Alger

American MidCap Growth Portfolio                          seeks long-term capital appreciation Alger

American Leveraged AllCap Portfolio                       seeks long-term capital appreciation

Alger American Income & Growth Portfolio                  Primarily seeks to provide a high level
                                                          of dividend income; its secondary
                                                          goal is to provide capital appreciation

Alger American Balanced Portfolio                         seeks current income and long-term capital appreciation



fUND:         Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Federated Investment Management Company
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income Fund II                          seeks to achieve high current income
                                                           and moderate capital appreciation
[Subadviser: Federated Global Investment Management Corp.]

Federated Growth Strategies Fund II                       seeks capital appreciation

Federated High Income Bond Fund II                        seeks high current income

Federated Equity Income Fund II                           seeks to provide above
                                                          average income and capital appreciation

FUND:         Fidelity Variable Insurance products Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

VIP Mid Cap Portfolio                                     seeks long-term growth of capital
[subadvised by:
-----------------------------------------------------------------------   ---------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]

VIP Index 500 Portfolio                                   seeks investment results that
                                                          correspond to the total return of common
                                                          stocks publicly traded in the U.S.,
                                                          as represented by the Standard & Poor's
                                                          500SM Index (S&P 500(R))
[Subadviser: FMR Co., Inc.]
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio seeks long-term capital appreciation [subadvised by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]
VIP Aggressive Growth Portfolio                           seeks capital appreciation
[subadvised by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                        seeks to provide capital growth [subadvised
by:
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (U.K.) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.]




FUND:         AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      AIM Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF-Health Sciences Fund                          seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Small Company Growth Fund                     seeks long-term capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                seeks capital growth and also seeks current income
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Dynamics Fund                                 seeks long-term capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                       seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                               seeks capital growth
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Real Estate  Fund                                seeks to achieve high total return.
[Subadvised by: INVESCO Institutional (N.A.), Inc.]
-----------------------------------------------------------------------------------------------------------------------------------


FUND:         MFS Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------------
ADVISER:      Massachusetts Financial Service Company
-----------------------------------------------------------------------------------------------------------------------------------

Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

MFS Capital Opportunities Series                          seeks capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                                seeks long-term growth of capital

MFS Research Series                                       seeks long-term growth of capital and future income

MFS Investors Trust Series                                Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income



              T. Rowe Price
-------------------------------------------------------------------------------
aDVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of
              T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.
-------------------------------------------------------------------------------

aDVISER: T. Rowe Price International, Inc., is responsible for selection and management of the portfolio investments of T. Rowe
              Price International Series, Inc.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

FUND:         T. Rowe Price Equity Series, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T.Rowe Price Equity
Income Portfolio                                          seeks
                                                          to provide substantial
                                                          dividend income as
                                                          well as long-term
                                                          growth of capital
                                                          through investments in
                                                          the common stocks of
                                                          established companies
-----------------------------------------------------------------------------------------------------------------------------------
T.Rowe Price Mid-Cap
Growth Portfolio*
                                                          seeks to provide long
                                                          term capital
                                                          appreciation by
                                                          investing in mid-cap
                                                          stocks with potential
                                                          for above-average
                                                          earnings growth
FUND:         T. Rowe Price Fixed Income Series, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Limited-Term Bond Portfolio                 seeks a high level of income
                                                          consistent with moderate
                                                          fluctuations in
                                                          principal value
-----------------------------------------------------------------------------------------------------------------------------------
FUND:         T. Rowe Price International Series, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Subaccount investing in:                                  Investment objective:
-----------------------------------------------------------------------------------------------------------------------------------

T.Rowe Price
International Stock
Portfolio                                                 seeks
                                                          long-term growth of
                                                          capital through
                                                          investments primarily
                                                          in the common stocks
                                                          of established,
                                                          non-U.S. companies
-----------------------------------------------------------------------------------------------------------------------------------

* Not available for investment in contracts issued on or after May 1, 2004.


Each Portfolio's total operating expenses may include fees for management, shareholder services, 12(b-1) fees, and other expenses, such as custodial, legal, and other miscellaneous fees. The prospectuses for the Funds contain more detailed information about the Portfolios, including a description of investment objectives, restrictions, expenses and risks. You should carefully read those prospectuses and retain them for future reference.

You should periodically review your allocation to make sure that your investment choices are still appropriate in light of any market developments or changes in your personal financial situation.

We have entered into or may enter agreements with the investment advisor or distributor of the Portfolios. These agreements require us to provide administrative and other services. In return, we receive a fee based upon an annual percentage of the average net asset amount we invested on behalf of the separate account and our other separate accounts. Some advisors or distributors may pay us a greater percentage than others. We receive 12b-1 fees from Fidelity Variable Insurance Products for the distribution of the Portfolios of that Fund.

                                  Fixed Account

You can allocate some or all of your premium payments to the Fixed Account. You can also, subject to certain limitations, transfer amounts from the separate account to the Fixed Account or from the Fixed Account to the separate account. (See the "Transfers," provision of this prospectus.)

We establish the Declared Rate and may adjust the rate each month; however, we guarantee an effective annual rate of at least 3.0% compounded daily.

Payments allocated to the Fixed Account and transfers from the separate account to the Fixed Account are placed in our General Account, which supports insurance and annuity obligations. The General Account includes all of our assets, except those assets segregated in our separate accounts. We have discretion over the investment of assets of the General Account, subject to applicable law. We bear the risk that the investments in the General Account will lose money. You bear the risk that the Declared Rate will fall to a lower rate.

Interests in the General Account have not been registered with the SEC as securities and the General Account has not been registered as an investment company. Accordingly, neither the General Account nor any interest in the General Account is generally subject to the provisions of federal securities laws. The SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Contract. However, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

                        FEDERAL INCOME TAX CONSIDERATIONS

                                      The following discussion is general and is
not tax advice.

                                  Introduction

The following summary provides a general description of the federal income tax considerations relating to the Contract. This summary is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"). Because of the complexity of such laws and the fact that tax results will vary according to the factual status of the specific Contract involved tax advice from a qualified tax advisor may be needed by a person contemplating the purchase of a Contract or the exercise of certain elections under the Contract. These comments concerning federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Contract. Further, these comments do not take into account any federal estate tax and gift, state, or local tax considerations which may be involved in the purchase of a Contract or the exercise of certain elections under the Contract. For complete information on such federal and state tax considerations, a qualified tax advisor should be consulted. We do not make any guarantee regarding the tax status of any Contract, and the following summary is not tax advice.

                           Tax Status of the Contract

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a Contract must satisfy certain requirements which are set forth in the Internal Revenue Code (the "Code"). Guidance as to how these requirements apply is limited. Nevertheless, we believe that Contracts issued on a standard or preferred basis should satisfy the applicable requirements. There is less guidance, however, with respect to Contracts issued on a sub-standard basis and it is not clear whether such Contracts will in all cases satisfy the applicable requirements. We reserve the right to restrict Contract transactions and to make other modifications in order to bring the Contract into compliance with such requirements.

In certain circumstances, owners of variable life insurance contracts may be considered for federal income tax purposes to be the owners of the assets of the insurance company separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners would be taxed on income and gains attributable to separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets.

In addition, the Code requires that the investments of the Separate account be "adequately diversified" in order for the Contracts to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Contract will qualify as a life insurance contract for federal income tax purposes.

                       Tax Treatment of Contract Proceeds

In general, we believe that the Death Benefit Proceeds under a Contract will be excludable from the gross income of the Beneficiary.

Generally, the Contract Owner will not be deemed to be in constructive receipt of the Accumulation Value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "Modified Endowment Contract."

Depending on the circumstances, the exchange of a Contract, a change in the Contract's Death Benefit option, a loan, a partial or full surrender, the continuation of the Contract beyond the Insured's 100th birthday, a change in ownership, or an assignment of the Contract may have federal income tax consequences.

Modified Endowment Contracts. Whether a Contract is treated as a Modified Endowment Contract depends upon the amount of premiums paid in relation to the Death Benefit provided under the Contract. The rules for determining whether a Contract is a Modified Endowment Contract are extremely complex. In general, however, a Contract will be considered to be a Modified Endowment Contract if the accumulated premium payments made at any time during the first seven Contract Years exceed the sum of the net level premiums which would have been paid on or before such time if the Contract provided for paid-up future benefits after the payment of seven level annual premium payments.

In addition, if a Contract is "materially changed," it may cause such Contract to be treated as a Modified Endowment Contract. The material change rules for determining whether a Contract is a Modified Endowment Contract are also extremely complex. In general, however, the determination of whether a Contract will be a Modified Endowment Contract after a material change depends upon (i) the relationship of the Death Benefit at the time of change to the Accumulation Value at the time of such change, and (ii) the additional premiums paid in the seven Contract Years following the date on which the material change occurs.

The manner in which the premium limitation and material change rules should be applied to certain features of the Contract and its riders is unclear. If we determine that a Contract Owner has made excessive premium payments that will cause a Contract to be considered a Modified Endowment Contract, we will notify the Contract Owner of the tax consequences and give the Contract Owner the option of having the excessive premiums refunded. If the Contract Owner requests a refund within 30 days after receipt of such notice, we will refund the excessive premium payments to prevent the Contract from becoming a Modified Endowment Contract.

Due to the Contract's flexibility, classification of a Contract as a Modified Endowment Contract will depend upon the individual circumstances of each Contract. Accordingly, a prospective Contract Owner should contact a qualified tax advisor before purchasing a Contract to determine the circumstances under which the Contract would be a Modified Endowment Contract. In addition, a Contract Owner should contact a tax advisor before making any change to a Contract, exchanging a Contract, or reducing Contract benefits, to determine whether such change would cause the Contract (or the new Contract in the case of an exchange) to be treated as a Modified Endowment Contract.

If a Contract becomes a Modified Endowment Contract, distributions such as partial surrenders and loans that occur during the Contract Year it becomes a Modified Endowment Contract and any subsequent Contract Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Contract within two years before it becomes a Modified Endowment Contract will be taxed in this manner. This means that a distribution made from a Contract that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Whether a Contract is or is not a Modified Endowment Contract, upon a complete surrender or a lapse or termination of a Contract if the amount received plus the amount of any indebtedness exceeds the total investment in the Contract (described below), the excess will generally be treated as ordinary income subject to tax.

Distributions Other Than Death Benefit Proceeds from Modified Endowment Contracts. Contracts classified as Modified Endowment Contracts will be subject to the following tax rules:

1) All distributions from such a Contract (including distributions upon partial or full surrender) are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at such time.

2) Loans taken from (or secured by) such a Contract are treated as distributions from such a Contract and taxed accordingly. This includes unpaid loan interest that is added to the principal of a loan.

3) A 10 percent penalty tax is imposed on the portion of any distribution from such a Contract that is included in income. This includes any loan taken from or secured by such a Contract. This penalty tax does not apply if the distribution or loan:

a)                is made on or after the Contract Owner reaches actual age 59
                  1/2;

b)                is attributable to the Contract Owner's becoming disabled; or

c) is part of a series of substantially equal periodic payments for (i) the life (or life expectancy) of the Contract Owner, or (ii) the joint lives (or joint life expectancies) of the Contract Owner and the Beneficiary.

Distributions Other Than Death Benefit Proceeds from Contracts that are not Modified Endowment Contracts. Distributions other than Death Benefit Proceeds from a Contract that is not classified as a Modified Endowment Contract generally are treated first as a recovery of the Contract Owner's investment in the Contract. After the recovery of all investment in the Contract, additional amounts distributed are taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for federal income tax purposes if Contract benefits are reduced during the first 15 Contract Years may be treated in whole or in part as ordinary income subject to tax.

Loans. Loans from a Contract (or secured by a Contract) that is not a Modified Endowment Contract are generally not treated as distributions. Instead, such loans are treated as indebtedness of the Contract Owner. However, the tax consequences associated with loans that are outstanding after the first 15 Contract Years are less clear and a tax adviser should be consulted about such loans. Interest paid on a loan generally is not tax-deductible. The Contract Owner should consult a tax advisor regarding the deductibility of interest paid on a loan.

Finally, neither distributions from nor loans from (or secured by) a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Contract. "Investment in the Contract" means:

a) the aggregate amount of any premium payments or other consideration paid for a Contract; minus

b) the aggregate amount of distributions received under the Contract which is excluded from the gross income of the Contract Owner (except that the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract, to the extent such amount is excluded from gross income, will be disregarded); plus

c) the amount of any loan from, or secured by, a Contract that is a Modified Endowment Contract to the extent that such amount is included in the gross income of the Contract Owner.

Multiple Contracts. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one Modified Endowment Contract. This applies to determining the amount includible in the Contract Owner's income when a taxable distribution occurs.

Other Contract Owner Tax Matters. The tax consequences of continuing the Contract beyond the Insured's 100th year are unclear. You should consult a tax advisor if you intend to keep the Contract in force beyond the Insured's 100th year.

Businesses can use the Contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances.

If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.

Federal, state and local estate, inheritance, transfer and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary. A tax advisor should be consulted on these consequences.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Moreover, it is possible that any change could be retroactive (that is, effective prior to the date of change). Consult a tax adviser with respect to legislative developments and their effect on the Contract.

                        American National's Income Taxes

American National is taxed as a life insurance company under the Code. Under current federal income tax law, American National is not taxed on the separate account's operations. Thus, we currently do not deduct a charge from the Separate Account for federal income taxes. Nevertheless, we reserve the right in the future to make a charge for any such tax that we determine to be properly attributable to the Separate Account or to the Contracts.

Under current laws in some states, we may incur state and local taxes (in addition to premium taxes). At present, these taxes are not significant and we are not currently charging for them. However, we may deduct charges for such taxes in the future.

                                OTHER POLICY PROVISIONS

Control of Contract. Subject to the rights of any irrevocable Beneficiary and assignee of record, all rights, options, and privileges belong to the Contract Owner, if living; otherwise to any contingent owner or owners, if living; otherwise to the estate of the last Contract Owner to die. If the Contract Owner is a minor, first the applicant, then the Beneficiary, if living and legally competent, may exercise all rights of ownership.

Change of Beneficiary. Unless the Beneficiary designation is irrevocable, you can change the Beneficiary by written request on a Change of Beneficiary form at any time during the Insured's lifetime. We may require that the Contract be returned to our Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at our Home Office. We will not be liable for any payment made or action taken before the change is recorded. There is no limit on the number of Beneficiary changes that may be made.

Change in Contract Owner or Assignment. In order to change the Contract Owner or assign Contract rights, an assignment of the Contract must be made in writing and filed at our Home Office. The change will take effect as of the date the change is recorded at our Home Office, and we will not be liable for any payment made or action taken before the change is recorded. Payment of proceeds is subject to the rights of any assignee of record. No partial or contingent assignment of the Contract will be permitted. A collateral assignment is not a change of ownership.

Postponement of Payments. Payment of any amount upon refund, full surrender, partial surrender, loans, benefits payable at death, and transfers, which require valuation of a subaccount, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
(2) the SEC by order permits postponement for the protection of Contract Owners; or (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Surrenders, loans or partial surrenders from the Fixed Account may be deferred for up to 6 months from the date of written request.

                                Legal Proceedings

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been obtained and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicated with certainty, we believe that at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

                              Financial statements

We have included the consolidated financial statements of the Company and the financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Accounts.

                           Hypothetical Illustrations

                                    (Female)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, Member NASD, SIPC.

                              Narrative Explanation

The WealthQuest III Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustration do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Mortality & Expense Risk Fee and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.35% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be 1.15%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2003.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Female Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

The "current charges" include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed "maximum charges".

The "guaranteed charges" include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $150,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume that an increasing Death Benefit (Option B) was selected. The level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $57.38 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.


Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$60 Monthly Pre-Authorized Check Mode ("P"),
$150,000 Death Benefit Option B (Increasing Death Benefit)

                      Current Charges and Average Expenses

------- ------ --------- -------- -- ---------------------------------- --------------------------------- -------------------------
        End                           0% Gross Annual Return (-1.85%     6% Gross Annual Return (4.15%    10% Gross Annual Return (
                                                                                                                           8.15%
        of                                         Net)                               Net)                                  Net)
        Year
        ------                       ---------------------------------- --------------------------------- -------------------------
        ------                       ------------- --------- ---------- ------------- --------- --------- ------------ -- ---------
 Age           Premium   Premium     Accumulation  Surrender Death      Accumulation  Surrender Death   Accumulation Surrender Death
                Outlay    Mode              Value     Value    Benefit         Value     Value   Benefit        Value  Value Benefit
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- ------------ -- ---------
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- ------------ -- ---------
  31      1      720        P                 375         0    150,375           387         0   150,387          395    0   150,395
  32      2      720        P                 741         0    150,741           788         0   150,788          820    0   150,820
  33      3      720        P               1,096         0    151,096         1,201         0   151,201        1,275    0   151,275
  34      4      720        P               1,440         0    151,440         1,626         0   151,626        1,761    0   151,761
  35      5      720        P               1,771         0    151,771         2,063         0   152,063        2,281    0   152,281

  36      6      720        P               2,094         0    152,094         2,515         0   152,515        2,840    0   152,840
  37      7      720        P               2,406         0    152,406         2,981       101   152,981        3,440  560   153,440
  38      8      720        P               2,705         0    152,705         3,458       608   153,458        4,080 1,230  154,080
  39      9      720        P               2,992       173    152,992         3,947     1,129   153,947        4,764 1,946  154,764
  40     10      720        P               3,265       478    153,265         4,449     1,662   154,449        5,496 2,709 155,496
               -----------
                7,200

  41     11      720        P               3,539     1,244    153,539         4,977     2,682   154,977        6,292 3,997  156,292
  42     12      720        P               3,799     1,985    153,799         5,517     3,704   155,517        7,144 5,330  157,144
  43     13      720        P               4,045     2,702    154,045         6,071     4,728   156,071        8,055 6,712  158,055
  44     14      720        P               4,276     3,392    154,276         6,636     5,753   156,636        9,028 8,145  159,028
  45     15      720        P               4,491     4,056    154,491         7,213     6,778   157,213       10,069  9,634 160,069

  46     16      720        P               4,706     4,706    154,706         7,828     7,828   157,828       11,219 11,219 161,219
  47     17      720        P               4,906     4,906    154,906         8,458     8,458   158,458       12,454 12,454 162,454
  48     18      720        P               5,090     5,090    155,090         9,103     9,103   159,103       13,780 13,780 163,780
  49     19      720        P               5,250     5,250    155,250         9,755     9,755   159,755       15,196 15,196 165,196
  50     20      720        P               5,386     5,386    155,386        10,413    10,413   160,413       16,709 16,709166,709
               -----------
                14,400

  51     21      720        P               5,493     5,493    155,493        11,074    11,074   161,074       18,322 18,322 168,322
  52     22      720        P               5,570     5,570    155,570        11,735    11,735   161,735       20,041 20,041 170,041
  53     23      720        P               5,611     5,611    155,611        12,390    12,390   162,390       21,870 21,870 171,870
  54     24      720        P               5,613     5,613    155,613        13,034    13,034   163,034       23,813 23,813 173,813
  55     25      720        P               5,573     5,573    155,573        13,663    13,663   163,663       25,875 25,875 175,875

  56     26      720        P               5,484     5,484    155,484        14,270    14,270   164,270       28,062 28,062 178,062
  57     27      720        P               5,345     5,345    155,345        14,851    14,851   164,851       30,378 30,378 180,378
  58     28      720        P               5,151     5,151    155,151        15,400    15,400   165,400       32,831 32,831 182,831
  59     29      720        P               4,899     4,899    154,899        15,909    15,909   165,909       35,428 35,428 185,428
  60     30      720        P               4,582     4,582    154,582        16,370    16,370   166,370       38,171 38,171 188,171
               -----------
                21,600

  61     31      720        P               4,191     4,191    154,191        16,772    16,772   166,772       41,064 41,064 191,064
  62     32      720        P               3,720     3,720    153,720        17,103    17,103   167,103       44,112 44,112 194,112
  63     33      720        P               3,157     3,157    153,157        17,345    17,345   167,345       47,314 47,314 197,314
  64     34      720        P               2,490     2,490    152,490        17,483    17,483   167,483       50,667 50,667 200,667
  65     35      720        P               1,708     1,708    151,708        17,498    17,498   167,498       54,174 54,174 204,174

  66     36      720        P                 800       800    150,800        17,372    17,372   167,372       57,833 57,833 207,833
  67     37      720        P                   0         0          0        17,087    17,087   167,087       61,646 61,646 211,646
  68     38      720        P                   0         0          0        16,626    16,626   166,626       65,614 65,614 215,614
  69     39      720        P                   0         0          0        15,966    15,966   165,966       69,737 69,737 219,737
  70     40      720        P                   0         0          0        15,079    15,079   165,079       74,008 74,008 224,008
               -----------
                28,800

------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- -------------- ---------
Sex-Female, Age-30, Rate Class-Non-Nicotine User,
-----------------------------------------------------------------------------------------------------------------------------------
$60 Monthly Pre-Authorized Check Mode ("P"),
$150,000 Death Benefit Option B (Increasing Death Benefit)

                      Current Charges and Average Expenses

------- ------ --------- -------- -- ----------------------------------- ------------------------- --------------------------------
        End                            0% Gross Annual Return (-1.85%     6% Gross Annual Return (4.15% 10% Gross Annual Retur(8.15%
        of                                          Net)                              Net)                             Net)
        Year
        ------                       ----------------------------------- -------------------------------- -------------------------
        ------                       ------------- --------- ----------- ------------ ---------- -------- ---------------- --------
 Age           Premium   Premium     Accumulation  Surrender Death       Accumulation Surrender  Death Accumulation Surrender  Death
                Outlay    Mode              Value     Value     Benefit        Value      Value  Benefit        Value Value  Benefit
-- --------- ----------- ------------ ---------- -------- ---------------- --------
------- ------ --------- -------- -- ------------- --------- ----------- ------------ ---------- -------- ------------ ------------
  71     41      720        P                   0         0           0       13,929     13,929  163,929       78,413 78,413 228,413
  72     42      720        P                   0         0           0       12,473     12,473  162,473       82,930 82,930 232,930
  73     43      720        P                   0         0           0       10,657     10,657  160,657       87,530 87,530 237,530
  74     44      720        P                   0         0           0        8,427      8,427  158,427       92,179 92,179 242,179
  75     45      720        P                   0         0           0        5,731      5,731  155,731       96,849 96,849 246,849

  76     46      720        P                   0         0           0        2,523      2,523  152,523     101,516 101,516 251,516
  77     47      720        P                   0         0           0            0          0        0     106,156 106,156 256,156
  78     48      720        P                   0         0           0            0          0        0     110,749 110,749 260,749
  79     49      720        P                   0         0           0            0          0        0     115,268 115,268 265,268
  80     50      720        P                   0         0           0            0          0        0     119,672 119,672 269,672
               -----------
                36,000

  81     51      720        P                   0         0           0            0          0        0     123,898 123,898 273,898
  82     52      720        P                   0         0           0            0          0        0     127,865 127,865 277,865
  83     53      720        P                   0         0           0            0          0        0     131,471 131,471 281,471
  84     54      720        P                   0         0           0            0          0        0     134,612 134,612 284,612
  85     55      720        P                   0         0           0            0          0        0     137,186 137,186 287,186

  86     56      720        P                   0         0           0            0          0        0     139,104 139,104 289,104
  87     57      720        P                   0         0           0            0          0        0     140,281 140,281 290,281
  88     58      720        P                   0         0           0            0          0        0     140,636 140,636 290,636
  89     59      720        P                   0         0           0            0          0        0     140,089 140,089 290,089
  90     60      720        P                   0         0           0            0          0        0     138,536 138,536 288,536
               -----------
                43,200

  91     61      720        P                   0         0           0            0          0        0     135,853 135,853 285,853
  92     62      720        P                   0         0           0            0          0        0     131,882 131,882 281,882
  93     63      720        P                   0         0           0            0          0        0     126,412 126,412 276,412
  94     64      720        P                   0         0           0            0          0        0     119,101 119,101 269,101
  95     65      720        P                   0         0           0            0          0        0     109,320 109,320 259,320

  96     66      720        P                   0         0           0            0          0        0       95,944 95,944 245,944
  97     67      720        P                   0         0           0            0          0        0       76,882 76,882 226,882
  98     68      720        P                   0         0           0            0          0        0       48,303 48,303 198,303
  99     69      720        P                   0         0           0            0          0        0        3,858  3,858 153,858
 100     70      720        P                   0         0           0            0          0        0            0     0        0

------- ------ --------- -------- -- ------------- --------- ----------- ------------ ---------- --------------- ---------- --------


Sex-Female, Age-30, Rate Class-Non-Nicotine User,
$60 Monthly Pre-Authorized Check Mode ("P"),
$150,000 Death Benefit Option B (Increasing Death Benefit)

                     Guaranteed Charges and Average Expenses

------- ------ --------- -------- -- ---------------------------------- --------------------------------- -------------------------
        End                           0% Gross Annual Return (-1.85%     6% Gross Annual Return (4.15% 0% Gross Annual Return (8.15%
        of                                         Net)                               Net)                             Net)
        Year
        ------                       ---------------------------------- -------------------------------- --------------------------
        ------                       ------------- --------- ---------- ------------- --------- --------------- --------- ---------
 Age           Premium   Premium     Accumulation  Surrender Death      Accumulation  Surrender Death   Accumulation Surrender Death
                Outlay    Mode              Value     Value    Benefit         Value     Value   Benefit   Value     Value   Benefit
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- ------------ --- ---------
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- ------------ --- ---------
  31      1      720        P                 278         0    150,278           287         0   150,287          293    0   150,293
  32      2      720        P                 546         0    150,546           581         0   150,581          605    0   150,605
  33      3      720        P                 803         0    150,803           881         0   150,881          935    0   150,935
  34      4      720        P               1,047         0    151,047         1,184         0   151,184        1,283    0   151,283
  35      5      720        P               1,276         0    151,276         1,489         0   151,489        1,649    0   151,649

  36      6      720        P               1,489         0    151,489         1,794         0   151,794        2,031    0   152,031
  37      7      720        P               1,684         0    151,684         2,098         0   152,098        2,430    0   152,430
  38      8      720        P               1,858         0    151,858         2,396         0   152,396        2,843    0   152,843
  39      9      720        P               2,010         0    152,010         2,687         0   152,687        3,268  450   153,268
  40     10      720        P               2,137         0    152,137         2,967       180   152,967        3,706  919   153,706
               -----------
                7,200

  41     11      720        P                   0         0          0         3,233       938   153,233        4,153 1,858  154,153
  42     12      720        P                   0         0          0         3,483     1,669   153,483        4,608 2,794  154,608
  43     13      720        P                   0         0          0         3,713     2,371   153,713        5,070 3,727  155,070
  44     14      720        P                   0         0          0         3,921     3,038   153,921        5,536 4,652  155,536
  45     15      720        P                   0         0          0         4,102     3,667   154,102        6,003 5,568  156,003

  46     16      720        P                   0         0          0         4,250     4,250   154,250        6,468 6,468  156,468
  47     17      720        P                   0         0          0         4,362     4,362   154,362        6,926 6,926  156,926
  48     18      720        P                   0         0          0         4,432     4,432   154,432        7,375 7,375  157,375
  49     19      720        P                   0         0          0         4,453     4,453   154,453        7,807 7,807  157,807
  50     20      720        P                   0         0          0         4,421     4,421   154,421        8,218 8,218  158,218
               -----------
                14,400

  51     21      720        P                   0         0          0         4,323     4,323   154,323        8,598 8,598  158,598
  52     22      720        P                   0         0          0         4,150     4,150   154,150        8,934 8,934  158,934
  53     23      720        P                   0         0          0         3,885     3,885   153,885        9,213 9,213  159,213
  54     24      720        P                   0         0          0         3,514     3,514   153,514        9,417 9,417  159,417
  55     25      720        P                   0         0          0         3,021     3,021   153,021        9,528 9,528  159,528

  56     26      720        P                   0         0          0         2,389     2,389   152,389        9,526 9,526  159,526
  57     27      720        P                   0         0          0         1,601     1,601   151,601        9,392 9,392  159,392
  58     28      720        P                   0         0          0           642       642   150,642        9,106 9,106  159,106
  59     29      720        P                   0         0          0             0         0         0        8,641 8,641  158,641
  60     30      720        P                   0         0          0             0         0         0        7,962 7,962  157,962
               -----------
                21,600

  61     31      720        P                   0         0          0             0         0         0        7,031 7,031  157,031
  62     32      720        P                   0         0          0             0         0         0        5,805 5,805  155,805
  63     33      720        P                   0         0          0             0         0         0        4,228 4,228  154,228
  64     34      720        P                   0         0          0             0         0         0        2,235 2,235  152,235
  65     35      720        P                   0         0          0             0         0         0            0     0        0

------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- ------------ -------------

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code
Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $19,047.60

Guideline Level Annual Premium: $4,713.72

TAMRA Initial 7 Pay Premium: $4,734.84

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 1/2 would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advise, please consult your attorney or accountant regarding your specific situation.

                           Hypothetical Illustrations

                                     (Male)

Please note that the purpose of these illustrations is to show how the performance of the underlying Portfolios could affect the Accumulation Value and Death Benefit using assumed rates of return and assumed Contract Owner characteristics. These illustrations are hypothetical and may not be used to project or predict investment results.

WealthQuest III Variable Universal Life

Issued by American National Insurance Company. Distributed by Securities Management and Research, Inc., a broker-dealer subsidiary of American National Insurance Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, Member NASD, SIPC.

Narrative Explanation

The WealthQuest III Contract allows flexible premium payments, subject to the company's minimum premium requirements and the maximum premium payments allowed by law. Likewise, the Death Benefit is adjustable, although certain restrictions will apply to your ability to change the Death Benefit. Unlike fixed benefits of traditional whole life insurance, a variable universal life contract allows you to decide how the premiums and accumulation values should be invested. Depending on the investment experience of the Separate Account, the accumulation values, surrender values and death benefits may increase or decrease.

An illustration is not a contract. It is not authorized for distribution unless preceded or accompanied by a current prospectus. You should also refer to the current prospectus of any Portfolio you may select for more information before making any purchases.

The hypothetical investment rates of return shown in these illustrations are illustrative only and should not be deemed a representation of past or future investment rates of return. The gross rates of return shown in these illustration do not reflect the deductions of the charges and expenses of the Portfolios. The net investment return reflects the impact of the Mortality & Expense Risk Fee and underlying Fund management fees and expenses for the Portfolios. Actual rates of return may be more or less than those shown and will depend on the actual performance of the specific investment allocations made by a Contract Owner and the specific characteristics and decisions of a Contract Owner. The benefits and values illustrated assume that the cost of insurance rates do not change, that the time and amount of premium payments do not vary from those illustrated, that loans and partial surrenders are not taken and that there are no changes in Specified Amount or coverage type. Daily charges by American National for mortality and expense risks (M&E) and underlying fund management fees and expenses are deducted from the value of the net assets of the subaccounts. Current M&E charge is 0.70% for years 1 - 15 and 0.35% thereafter of the average daily net assets; the guaranteed M&E charge is 0.70% for all years. The Fund management fees and expenses for the underlying Portfolios is assumed to be 1.15%. This assumption is based on an arithmetic average of the Fund management fees and expenses for all of the Portfolios as of December 31, 2003.

The premium options and charges calculated for theses illustrations assume a Contract is issued based on the underwriting class shown (Male Age 30, Non-Nicotine User). Actual amounts will depend on the outcome of the underwriting process, and may vary from what is shown in these illustrations. Personalized illustrations using your own characteristics and choices are available. You may obtain a personalized illustration from your registered representative or by calling 1-800-306-2959 or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

The "current charges" include monthly fee, monthly expense fee, current percentage of premium charge and current cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Value, Surrender Value and Death Benefit illustrated under those headings. Current charges can change but will never exceed the guaranteed "maximum charges".

The "guaranteed charges" include monthly fee, monthly expense fee, guaranteed percentage of premium charge and guaranteed cost of insurance charges, which are based on the client's issue age, sex and underwriting classification. These charges are used to calculate the Accumulation Values, Surrender Value and Death Benefit illustrated under those headings.

The Death Benefit assumed at issue is $200,000. The actual amount payable at death may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.

Under the Contract there is an option for a level Death Benefit (Option A) or increasing Death Benefit (Option B) which is elected at issue. Illustrations are provided that assume that an increasing Death Benefit (Option B) was selected.
 The
level Death Benefit option will provide a Death Benefit, which is equal to the initial Specified amount. The increasing Death Benefit option will provide a Death Benefit, which is the sum of the initial Specified Amount and the Accumulation Value. The cost of insurance charges for the increasing Death Benefit option are greater than the level Death Benefit option charges.

Any increases or decreases in coverage, other than the specified increases, must be submitted in writing and are subject to company approval. Decreases in coverage may incur a surrender charge.

The planned premiums are shown in the yearly detail of these illustrations. Be sure to note when insurance coverage would stop based on guaranteed maximum charges and current charges. Premium payments that would cause the amount of insurance coverage to increase are subject to prior approval by the company, and may require evidence of insurability.

Payment of the annual Guaranteed Monthly Pre-Authorized Check Premium of $76.50 guarantees the Death Benefit coverage to the anniversary following the Insured's 40th birthday assuming that the total premium paid less any loans and partial withdrawals exceeds the cumulative Guaranteed Premium for each of those years.

Surrender Value is the amount available to the Contract Owner upon full surrender of the Contract.

No representations can be made by American National that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. Although the actual rates of return may average 0%, 6% and 10% over a period of years, if they have fluctuated above or below those averages for individual Contract years, the Death Benefit and Surrender Value would be different from those shown.


Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$80 Monthly Pre-Authorized Check Mode ("P"),
$200,000 Death Benefit Option B (Increasing Death Benefit)

                      Current Charges and Average Expenses

------- ------ --------- -------- -- ---------------------------------- --------------------------------- --------------------------
        End                           0% Gross Annual Return (-1.85%     6% Gross Annual Return (4.15% 0% Gross Annual Return (8.15%
        of                                         Net)                               Net)                             Net)
        Year
        ------                       ---------------------------------- ------------------------------------------------------------
        ------                       ------------- --------- ---------- ------------- --------- ---------------- --------- ---------
 Age           Premium   Premium     Accumulation  Surrender Death      Accumulation  Surrender Death   Accumulation Surrender Death
                Outlay    Mode              Value     Value    Benefit         Value     Value   Benefit   Value     Value   Benefit
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- ------ --------- ---------
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------- ------ --------- ---------
  31      1      960        P                 529         0    200,529           546         0   200,546     558         0   200,558
  32      2      960        P               1,046         0    201,046         1,113         0   201,113   1,158         0   201,158
  33      3      960        P               1,548         0    201,548         1,697         0   201,697   1,801         0   201,801
  34      4      960        P               2,035         0    202,035         2,299         0   202,299   2,490         0   202,490
  35      5      960        P               2,505         0    202,505         2,917         0   202,917   3,226         0   203,226

  36      6      960        P               2,962         0    202,962         3,557         0   203,557   4,017       141   204,017
  37      7      960        P               3,405         0    203,405         4,217       377   204,217   4,866     1,026   204,866
  38      8      960        P               3,830        30    203,830         4,894     1,094   204,894   5,774     1,974   205,774
  39      9      960        P               4,237       479    204,237         5,589     1,831   205,589   6,744     2,986   206,744
  40     10      960        P               4,627       911    204,627         6,302     2,586   206,302   7,783     4,067   207,783
               -----------
                9,600

  41     11      960        P               5,017     1,957    205,017         7,052     3,992   207,052   8,913     5,853   208,913
  42     12      960        P               5,387     2,969    205,387         7,820     5,402   207,820  10,122     7,704   210,122
  43     13      960        P               5,739     3,949    205,739         8,608     6,818   208,608  11,416     9,626   211,416
  44     14      960        P               6,071     4,893    206,071         9,414     8,236   209,414  12,801    11,623   212,801
  45     15      960        P               6,381     5,801    206,381        10,237     9,657   210,237  14,281    13,701   214,281

  46     16      960        P               6,691     6,691    206,691        11,115    11,115   211,115  15,918    15,918   215,918
  47     17      960        P               6,982     6,982    206,982        12,017    12,017   212,017  17,678    17,678   217,678
  48     18      960        P               7,250     7,250    207,250        12,940    12,940   212,940  19,568    19,568   219,568
  49     19      960        P               7,486     7,486    207,486        13,876    13,876   213,876  21,589    21,589   221,589
  50     20      960        P               7,689     7,689    207,689        14,824    14,824   214,824  23,749    23,749   223,749
               -----------
                19,200

  51     21      960        P               7,855     7,855    207,855        15,778    15,778   215,778  26,056    26,056   226,056
  52     22      960        P               7,979     7,979    207,979        16,735    16,735   216,735  28,517    28,517   228,517
  53     23      960        P               8,056     8,056    208,056        17,688    17,688   217,688  31,139    31,139   231,139
  54     24      960        P               8,080     8,080    208,080        18,630    18,630   218,630  33,929    33,929   233,929
  55     25      960        P               8,046     8,046    208,046        19,555    19,555   219,555  36,895    36,895   236,895

  56     26      960        P               7,949     7,949    207,949        20,456    20,456   220,456  40,044    40,044   240,044
  57     27      960        P               7,783     7,783    207,783        21,324    21,324   221,324  43,386    43,386   243,386
  58     28      960        P               7,545     7,545    207,545        22,155    22,155   222,155  46,933    46,933   246,933
  59     29      960        P               7,229     7,229    207,229        22,938    22,938   222,938  50,693    50,693   250,693
  60     30      960        P               6,824     6,824    206,824        23,661    23,661   223,661  54,675    54,675   254,675
               -----------
                28,800

  61     31      960        P               6,323     6,323    206,323        24,309    24,309   224,309 58,885    58,885   258,885
  62     32      960        P               5,714     5,714    205,714        24,868    24,868   224,868 63,330    63,330   263,330
  63     33      960        P               4,981     4,981    204,981        25,315    25,315   225,315 68,012    68,012   268,012
  64     34      960        P               4,110     4,110    204,110        25,628    25,628   225,628 72,933    72,933   272,933
  65     35      960        P               3,085     3,085    203,085        25,782    25,782   225,782 78,095    78,095   278,095

  66     36      960        P                1893      1893     201893        25,754    25,754   225,754 83,501    83,501   283,501
  67     37      960        P                 521       521     200521        25,522    25,522   225,522 89,158    89,158   289,158
  68     38      960        P                   0         0          0        25,061    25,061   225,061 95,071    95,071   295,071
  69     39      960        P                   0         0          0        24,341    24,341   224,341 101,242   101,242   301,242
  70     40      960        P                   0         0          0        23,326    23,326   223,326 107,667   107,667   307,667
               -----------
                38,400

------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- --------------- --------- ---------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$80 Monthly Pre-Authorized Check Mode ("P"),
$200,000 Death Benefit Option B (Increasing Death Benefit)

                      Current Charges and Average Expenses

------- ------ --------- -------- -- ----------------------------------- -----------------------------------------------------------
        End                            0% Gross Annual Return (-1.85%   6% Gross Annual Return (4.15% 10% Gross Annual Return (8.15%
        of                                          Net)                               Net)                              Net)
        Year
        ------                       ----------------------------------- -----------------------------------------------------------
        ------                       -------------- ---------- --------- ------------- --------- -------------- ---------- ---------
 Age           Premium   Premium      Accumulation  Surrender  Death     Accumulation  Surrender Death  Accumulation Surrender Death
                Outlay    Mode               Value      Value   Benefit         Value     Value   Benefit  Value     Value   Benefit
------- ------ --------- -------- -- -------------- ---------- --------- ------------- --------- --------- ---- ---------- ---------
------- ------ --------- -------- -- -------------- ---------- --------- ------------- --------- --------- ---- ---------- ---------
  71     41      960        P                    0          0         0        21,968    21,968   221,968 114,332  114,332   314,332
  72     42      960        P                    0          0         0        20,210    20,210   220,210 121,215  121,215   321,215
  73     43      960        P                    0          0         0        17,980    17,980   217,980 128,281  128,281   328,281
  74     44      960        P                    0          0         0        15,206    15,206   215,206 135,492  135,492   335,492
  75     45      960        P                    0          0         0        11,820    11,820   211,820 142,816  142,816   342,816

  76     46      960        P                    0          0         0         7,761     7,761   207,761 150,228  150,228   350,228
  77     47      960        P                    0          0         0         2,969     2,969   202,969 157,706  157,706   357,706
  78     48      960        P                    0          0         0             0         0         0 165,230  165,230   365,230
  79     49      960        P                    0          0         0             0         0         0 172,775  172,775   372,775
  80     50      960        P                    0          0         0             0         0         0 180,295  180,295   380,295
               -----------
                48,000

  81     51      960        P                    0          0         0             0         0         0 187,717  187,717   387,717
  82     52      960        P                    0          0         0             0         0         0 194,945  194,945   394,945
  83     53      960        P                    0          0         0             0         0         0 201,857  201,857   401,857
  84     54      960        P                    0          0         0             0         0         0 208,325  208,325   408,325
  85     55      960        P                    0          0         0             0         0         0 214,231  214,231   414,231

  86     56      960        P                    0          0         0             0         0         0 219,473  219,473   419,473
  87     57      960        P                    0          0         0             0         0         0 223,953  223,953   423,953
  88     58      960        P                    0          0         0             0         0         0 227,584  227,584   427,584
  89     59      960        P                    0          0         0             0         0         0 230,280  230,280   430,280
  90     60      960        P                    0          0         0             0         0         0 231,924  231,924   431,924
               -----------
                57,600

  91     61      960        P                    0          0         0             0         0         0 232,378  232,378   432,378
  92     62      960        P                    0          0         0             0         0         0 231,454  231,454   431,454
  93     63      960        P                    0          0         0             0         0         0 228,903  228,903   428,903
  94     64      960        P                    0          0         0             0         0         0 224,297  224,297   424,297
  95     65      960        P                    0          0         0             0         0         0 216,835  216,835   416,835

  96     66      960        P                    0          0         0             0         0         0 205,051  205,051   405,051
  97     67      960        P                    0          0         0             0         0         0 186,199  186,199   386,199
  98     68      960        P                    0          0         0             0         0         0 155,213  155,213   355,213
  99     69      960        P                    0          0         0             0         0         0 103,676  103,676   303,676
 100     70      960        P                    0          0         0             0         0         0  25,398   25,398   225,398

------- ------ --------- -------- -- -------------- ---------- --------- ------------- --------- --------- -------------- ---------

Sex-Male, Age-30, Rate Class-Non-Nicotine User,
$80 Monthly Pre-Authorized Check Mode ("P"),
$200,000 Death Benefit Option B (Increasing Death Benefit)

                     Guaranteed Charges and Average Expenses


------- ------ --------- -------- -- ----------------------------------------------------------- --------------------------
        End                        0% Gross Annual Return (-1.85%   6% Gross Annual Return (4.15% 10% Gross Annual Return (8.15%
        of                                         Net)                               Net)                            Net)
        Year
       ------                       ---------------------------------- --------------------------- --------------------------------
        ------                       ------------- --------- ---------- ------------- ------------ ------------ --------- ---------
 Age           Premium   Premium     Accumulation  Surrender Death      Accumulation  Surrender Death   Accumulation Surrender Death
                Outlay    Mode              Value     Value    Benefit         Value     Value   Benefit   Value     Value   Benefit
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- ---------------- --------- ---------
------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- ---------------- --------- ---------
  31      1      960        P                 400         0    200,400           413         0   200,413     422         0   200,422
  32      2      960        P                 787         0    200,787           837         0   200,837     871         0   200,871
  33      3      960        P               1,159         0    201,159         1,270         0   201,270   1,349         0   201,349
  34      4      960        P               1,512         0    201,512         1,709         0   201,709   1,852         0   201,852
  35      5      960        P               1,845         0    201,845         2,152         0   202,152   2,382         0   202,382

  36      6      960        P               2,155         0    202,155         2,596         0   202,596   2,938         0   202,938
  37      7      960        P               2,442         0    202,442         3,041         0   203,041   3,520         0   203,520
  38      8      960        P               2,700         0    202,700         3,479         0   203,479   4,124       324   204,124
  39      9      960        P               2,928         0    202,928         3,908       150   203,908   4,750       992   204,750
  40     10      960        P               3,123         0    203,123         4,327       611   204,327   5,397     1,681   205,397
               -----------
                9,600

  41     11      960        P               3,281       221    203,281         4,727     1,667   204,727   6,061     3,001   206,061
  42     12      960        P               3,401       983    203,401         5,108     2,690   205,108   6,741     4,323   206,741
  43     13      960        P               3,481     1,691    203,481         5,465     3,675   205,465   7,436     5,646   207,436
  44     14      960        P               3,517     2,339    203,517         5,794     4,616   205,794   8,144     6,966   208,144
  45     15      960        P               3,507     2,927    203,507         6,089     5,509   206,089   8,860     8,280   208,860

  46     16      960        P               3,446     3,446    203,446         6,343     6,343   206,343   9,580     9,580   209,580
  47     17      960        P               3,330     3,330    203,330         6,550     6,550   206,550  10,300    10,300   210,300
  48     18      960        P               3,156     3,156    203,156         6,704     6,704   206,704  11,015    11,015   211,015
  49     19      960        P               2,920     2,920    202,920         6,796     6,796   206,796  11,719    11,719   211,719
  50     20      960        P               2,617     2,617    202,617         6,819     6,819   206,819  12,404    12,404   212,404
               -----------
                19,200

  51     21      960        P               2,238     2,238    202,238         6,758     6,758   206,758  13,059    13,059   213,059
  52     22      960        P               1,772     1,772    201,772         6,597     6,597   206,597  13,668    13,668   213,668
  53     23      960        P               1,207     1,207    201,207         6,320     6,320   206,320  14,213    14,213   214,213
  54     24      960        P                 529       529    200,529         5,903     5,903   205,903  14,672    14,672   214,672
  55     25      960        P                   0         0          0         5,326     5,326   205,326  15,023    15,023   215,023

  56     26      960        P                   0         0          0          4568      4568    204568  15,240    15,240   215,240
  57     27      960        P                   0         0          0          3604      3604    203604  15,297    15,297   215,297
  58     28      960        P                   0         0          0          2417      2417    202417  15,172    15,172   215,172
  59     29      960        P                   0         0          0           977       977    200977  14,828    14,828   214,828
  60     30      960        P                   0         0          0             0         0         0  14,221    14,221   214,221
               -----------
                28,800

  61     31      960        P                   0         0          0             0         0         0  13,303    13,303   213,303
  62     32      960        P                   0         0          0             0         0         0  12,018    12,018   212,018
  63     33      960        P                   0         0          0             0         0         0  10,292    10,292   210,292
  64     34      960        P                   0         0          0             0         0         0   8,043     8,043   208,043
  65     35      960        P                   0         0          0             0         0         0   5,186     5,186   205,186

  66     36      960        P                   0         0          0             0         0         0   1,631     1,631   201,631
  67     37      960        P                   0         0          0             0         0         0       0         0         0

------- ------ --------- -------- -- ------------- --------- ---------- ------------- --------- ---------------- --------- ---------

The gross rates of return shown in this illustration do not reflect the deductions of the charges and expenses of the Portfolios. The hypothetical rates of return are illustrative only and should not be deemed a representation of past or future rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors.

These illustrations are intended to comply with the Internal Revenue Code
Section 7702(DEFRA) which limits the relationship of cash values to death benefits to meet the tax definition of life insurance.

Guideline Single Premium: $24,889.80

Guideline Level Annual Premium: $6,253.44

TAMRA Initial 7 Pay Premium: $6,313.08

Under IRC 7702, this contract will qualify as life insurance only if the sum of the premiums paid less withdrawals does not exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Annual Premiums.

Premiums paid in excess of the TAMRA 7-Pay Premium will cause the contract to become a Modified Endowment Contract and would result in the loss of favorable tax treatment* on withdrawals and loans from the contract. Distributions received before age 59 1/2 would incur a 10% tax penalty. American National will notify you if your contract becomes a Modified Endowment Contract.

These premium figures will be adjusted in the event you make certain changes to your contract, such as an increase or decrease in your specified amount.

*Neither American National nor its representatives give legal, tax or accounting advice. If you need advise, please consult your attorney or accountant regarding your specific situation.

                                Other Information

A Statement of Additional Information ("SAI"), which contains additional information about the American National Variable Life Separate Account, and a personalized illustration of death benefits, cash surrender values, and cash values, are available from us, without charge, upon request. You may request an SAI, a personalized illustration, or other information about the Contracts, or make other inquiries by contacting us at: American National Insurance Company, One Moody Plaza, Galveston, Texas 77550 or (800) 306-2959.

Information about the American National Variable Life Separate Account, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the American National Variable Life Separate Account are available on the Commission's Internet site at http://www.sec.gov and copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File Number: 333-53122

_

                       Statement of Additional Information

                                Dated May 1, 2004

                     WealthQuest III Variable Universal Life

                AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

                                  (Registrant)

                       AMERICAN NATIONAL INSURANCE COMPANY

                                   (Depositor)



This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the WealthQuest III Variable Universal Life Contract ("the Contract"). You may obtain a copy of the prospectus, dated May 1, 2004, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999.

Terms used in the current prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current prospectus.































Form 9130-SAI                                                               5-04

                                Table Of Contents

                                                                            Page
Cover Page..................................................................   1
Table of Contents...........................................................   2
General Information and History.............................................   3
         American National Insurance Company................................   3
         The Separate Account...............................................   3
Sale of the Contracts.......................................................   3
The Contract................................................................   5
Dividends...................................................................   5
Performance Data............................................................   5
Illustrations...............................................................   8
Legal Matters...............................................................   8
Experts  ......................................................................8
Financial Statements........................................................   8
                         general information and history

                       American National Insurance Company

We are a stock life insurance company chartered under Texas law in 1905. We write life, health and accident insurance and annuities and are licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. The Moody Foundation, a charitable foundation established for charitable and educational purposes, owns approximately 23.3% of our stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.5%.

We are subject to regulation by the Texas Department of Insurance. In addition, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. On or before March 1 of each year we must submit to the Texas Department of Insurance a filing describing our operations and reporting on our financial condition and that of the Separate Account as of December 31 of the preceding year. Periodically, the Department examines our liabilities, and reserves and those of the Separate Account and certifies their adequacy..

                              The Separate Account

We established the separate account under Texas law on July 30, 1987. The Separate Account is registered with SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the Federal securities laws.

The separate account will purchase and redeem shares of the Eligible Portfolios at net asset value. The net asset value of a share is equal to the total assets of the portfolio less the total liabilities of the portfolio divided by the number of shares outstanding.

For more information about the Separate Account, see the prospectus.

                              Sale Of The Contracts

We have entered into an underwriting agreement with Securities Management and Research, Inc. ("SM&R") for the distribution and sale of the Contracts. Pursuant to this agreement, SM&R serves as principal underwriter for the Contracts, offering them on a continuous basis. SM&R is located at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573.

SM&R was organized as a corporation under the laws of the state of Florida in 1964 and is a wholly-owned subsidiary of ours. SM&R is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

 SM&R offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. Registered representatives with SM&R are also licensed as insurance producers ("agents") in the states in which they do business and are appointed with us.

 SM&R also enters into selling agreements with independent broker-dealers to sell the Contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business. These registered representatives are also licensed as insurance agents in the states in which they do business and are appointed with us.

  We pay commissions associated with the promotion and sale of the Contracts to SM&R. We may also pay other marketing related expenses associated with the promotion and sales of the Contracts to SM&R. When a Contract is sold through a registered representative of SM&R, SM&R passes the entire amount of the sales commission through to the registered representative of SM&R who sold the contract. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When independent broker-dealers sell the Contracts we pay them a commission. The independent broker-dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

The amount of commissions we pay may vary based on a number of factors. We may offer a range of first year commission, renewal commission and trail commission options for subsequent years to selling firms. First year commission is determined as a percentage of target premium and as a percentage of premium paid in excess of target premium. Target premium is determined by using a number of factors including actual premium paid, Specified Amount and Insured's age, gender and underwriting class. The maximum first year commission will however not exceed 115% of actual premium paid in the first Contract Year. Renewal commissions paid in subsequent years can be a percentage of actual premium paid in subsequent years or as a percentage of target premium paid in subsequent years. Trail commissions are a percentage of the Accumulation Value. The percentage of premium renewal commission paid declines after a number of years.

During 2003, 2002 and 2001, $3,158,668, $3,168,957 and $2,645,090 respectively was paid to SM&R for the sale of variable life insurance and variable annuity contracts. In 2003, 2002 and 2001, no underwriting commissions were retained by SM&R.

We intend to recover commissions and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other incentives and payments, are not charged directly to you or to your Accumulation Value.

                                  The Contract

The Contract, the application, any supplemental applications, statements to medical examiner, and any riders, amendments, or endorsements make up the entire Contract. Only statements in the application attached to the Contract, any supplemental applications made a part of the Contract, and any statements to medical examiner can be used to contest a claim or the validity of the Contract. Any changes must be approved in writing by the president, vice president, or secretary of American National. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Contract or to waive any of its provisions. Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possession and territories. Differences in state laws may require us to offer a Contract in a state that has suicide, incontestability, refund provisions, surrender charges or other provisions more favorable than provisions in other states. In addition, certain state laws may prohibit us from offering certain features described in this prospectus, such as the extended guaranteed coverage periods.

Beneficiary. You can name primary and contingent beneficiaries. Initial Beneficiary(ies) is specified in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiary(ies) of the next class; otherwise to the estate of the Insured.

Incontestability. The Contract is incontestable after it has been in force for two years from the Date of Issue during the lifetime of the Insured. An increase in the Specified Amount or addition of a rider after the Date of Issue shall be incontestable after such increase or addition has been in force for two years from its Effective Date during the lifetime of the Insured or an additional insured. However, this two-year provision shall not apply to riders that provide disability or accidental death benefits. Any reinstatement of a Contract shall be incontestable during the lifetime of the Insured, only after having been in force for two years after the Effective Date of the reinstatement.

Misstatement of Age or Sex. If the age or sex of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit will be adjusted as provided for in the Contract.

Suicide. Suicide within two years after Date of Issue is not covered by the Contract unless otherwise provided by a state's insurance law. If the Insured, while sane or insane, commits suicide within two years after the Date of Issue, we will pay only the premiums received less any partial surrenders and Contract Debt. If the Insured, while sane or insane, commits suicide within two years after the Effective Date of any increase in the Specified Amount, our liability with respect to such increase will only be the total cost of insurance applied to the increase. If the Insured, while sane or insane, commits suicide within two years from the Effective Date of reinstatement, our liability with respect to such reinstatement will only be for the return of cost of insurance and expenses, if any, paid on or after the reinstatement.

                                    Dividends

The Contract is non-participating and therefore is not eligible for dividends and does not participate in any distribution of our surplus.

                                PERFORMANCE DATA

From time to time, we may quote performance information for the subaccounts of the Separate Account in advertisements, sales literature, or reports to Contract Owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner's Accumulation Value or death benefit. We also may present the yield or total return of the subaccounts based on a hypothetical investment of $1,000 in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Separate Account, the subaccount or the portfolio in which it invests. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium charge or surrender charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges. The performance information would be lower if these charges were included.

The "yield" of a subaccount refers to the income generated by an investment in the subaccount over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding portfolio's investments. This income is then "annualized" and shown as a percentage of the investment. We also may advertise the "effective yield" of the subaccount investing in the American National Money Market Portfolio, which is calculated similarly, but, when annualized, the income earned by an investment in the subaccount investing in the American National Money Market Portfolio subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.
The "total return" of a subccount is the total change in value of an investment in the subaccount over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. "Cumulative total return" is the total return over the entire specified period expressed as a percentage.

Neither yield nor total return figures reflect deductions for Contract charges such as the premium charge, surrender charges, administrative and maintenance fees, and cost of insurance charges. Yield and total return figures would be lower if Contract charges were included.

We may compare a subaccount's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning, and The Wall Street
Journal. We also may advertise ratings of American National Insurance Company's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

We may from time to time provide advertisements, sales literature or tools to assist you in choosing your investment options by defining your asset allocation strategy and appropriate risk tolerance.

Performance information for any subaccount reflects the performance of a hypothetical investment of $1,000 in a Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.
                                  Illustrations

We will provide you with illustrations based on different sets of assumptions upon your request. You can request such illustrations at any time. Illustrations may help you understand how your Accumulation Values would vary over time based on different assumptions.

If you ask us, we'll provide you with different kinds of illustrations.

o Illustrations based on information you give us about the person to be insured by the Contract, their risk class, the face amount, the death benefit and premium payments.

o Illustrations that show the allocation of premium payments to specified variable accounts. These will reflect the expenses of the Eligible Portfolios.

                                  LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

                                     EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three- year period ended December 31, 2003 and the financial statements of American National Variable Life Separate Accounts as of December 31, 2003, and for each of the years or lesser periods in the two-year period then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2003 consolidated financial statements of American National Insurance Company and subsidiaries refers to the company's change in accounting method for goodwill during 2002.

                              Financial Statements

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

See accompanying notes to separate
account financial statements.                   (continued)
                                        3

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of American National Insurance Company and Policy Owners of American National Variable Life Separate Account:

We have audited the accompanying statement of net assets of the American National Variable Life Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Growth and Income, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated International, Federated Utility, Federated High Income Bond, Federated Growth Strategies, Federated Equity Income, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity High Income Bond, Fidelity Money Market, Fidelity Overseas, Fidelity Investment Bond, Fidelity Asset Manager, Fidelity Index 500, Fidelity Contra Fund, Fidelity Asset Manager Growth, Fidelity Balanced Portfolio, Fidelity Growth Opportunities Portfolio, Fidelity MidCap Portfolio, Fidelity Aggressive Growth II, Fidelity Contra Fund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity MidCap II, INVESCO Dynamics, INVESCO Health Sciences, INVESCO Technology, INVESCO Small Company Growth, INVESCO Real Estate Opportunity, INVESCO Utilities, INVESCO Telecommunications, INVESCO Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust,
T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited Term Bond, TRP MidCap Growth, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, and AN International Stock Subaccounts) (collectively, the Account) as of December 31, 2003, and the related statement of operations for the year then ended and the related statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003 and the results of its operations and changes in net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Houston, Texas

April 23, 2004




                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                    The Alger American Fund - Class O Shares
-----------------------------------------------------------------------------------------------------------------------
                          Assets                              Alger Small   Alger Growth      Alger
                                                                                             Income &
                                                                  Cap                         Growth
------------------------------------------------------------ -------------- -------------- ------------- --------------
------------------------------------------------------------ -------------- -------------- ------------- --------------
5,326 shares at net asset value of $17.38                               93             --            --
                                                             -------------- -------------- ------------- --------------
                                                             -------------- -------------- ------------- --------------
(cost $74)
------------------------------------------------------------
------------------------------------------------------------ -------------- -------------- ------------- --------------
9,491 shares at net asset value of $33.29                               --            316            --
                                                             -------------- -------------- ------------- --------------
                                                             -------------- -------------- ------------- --------------
(cost $278)
------------------------------------------------------------
------------------------------------------------------------ -------------- -------------- ------------- --------------
15,356 shares at net asset value of $9.37                               --             --           144
                                                             -------------- -------------- ------------- --------------
                                                             -------------- -------------- ------------- --------------
(cost $125)
------------------------------------------------------------
------------------------------------------------------------ -------------- -------------- ------------- --------------
                       Total Assets                                     93            316           144
------------------------------------------------------------ -------------- -------------- ------------- --------------

------------------------------------------------------------
                        Liabilities
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
Payable to American National for policy terminations,                  --              --             --
withdrawal payments and mortality and expense charges
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
Total Liabilities                                                      --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
Net assets applicable to policyholders                                 93             316            144
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------

------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
Policyholders' Equity
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Investrac Gold Variable Universal Life                              --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Investrac Advantage Variable Universal Life                         --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Survivor Variable Universal Life                                    --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   WealthQuest III Variable Universal Life                             93             316            144
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
Policyholders' Equity - Units Outstanding
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Investrac Gold Variable Universal Life                              --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Investrac Advantage Variable Universal Life                         --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Survivor Variable Universal Life                                    --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   WealthQuest III Variable Universal Life                         87,971         340,799        159,323
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
Policyholders' Equity - Unit Value
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Investrac Gold Variable Universal Life                              --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Investrac Advantage Variable Universal Life                         --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   Survivor Variable Universal Life                                    --              --             --
------------------------------------------------------------ ------------- --------------- -------------- ------------
------------------------------------------------------------ ------------- --------------- -------------- ------------
   WealthQuest III Variable Universal Life                           1.05            0.93           0.90
------------------------------------------------------------ ------------- --------------- -------------- ------------





                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                    The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                         Assets                                Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth      All Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
19,823 shares at net asset value of $13.16                           261             --            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $237)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
20,827 shares at net asset value of $18.40                            --            383            --

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $317)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
9,504 shares at net asset value of $28.09                             --             --           267

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $247)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   261            383           267
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               261            383           267
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           261            383           267
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       247,768        356,285       293,084
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.05           1.08          0.91
---------------------------------------------------------- -------------- -------------- ------------- ---------------







                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                           Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Federated      Federated     Federated      Federated
                                                              Capital      High Income      Growth        Equity
                                                             Income II       Bond II       Strat II      Income II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,086 shares at net asset value of $8.44                              18             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $15)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
12,954 shares at net asset value of $7.99                             --            104            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $93)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,449 shares at net asset value of $18.21                             --             --            45             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $38)
----------------------------------------------------------
                                                           -------------- -------------- ------------- --------------
5,268 shares at net asset value of $12.13                             --             --            --             64
(cost $54)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    18            104            45             64
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                18            104            45              64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            18            104            45              64
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        20,645         87,039        43,611          63,462
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.85           1.19          1.02            1.01
---------------------------------------------------------- -------------- -------------- ------------- ---------------







                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
63,189 shares at net asset value of $13.26                           838             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $848)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
216,575 shares at net asset value of $23.18                           --          5,020            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $4,721)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
426,227 shares at net asset value of $31.04                           --             --        13,230             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $15,799)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,036 shares at net asset value of $6.95                            --             --            --            737
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $726)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   838          5,020        13,230            737
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               838          5,020        13,230             737
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             98          3,240         5,967             480
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       740          1,743         7,191             257
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             37            72              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        107,998      1,293,162     2,673,833         365,256
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   684,943      1,329,186     6,195,289         281,059
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --          1,325         2,007              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           0.90           2.51          2.23            1.31
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.08           1.31          1.16            0.92
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --          27.65         36.05              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------






                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
805,624 shares at net asset value of $1.00                           806             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $806)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
107,245 shares at net asset value of $15.59                           --          1,672            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,651)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
35,072 shares at net asset value of $13.65                            --             --           479             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $458)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
107,988 shares at net asset value of $14.46                           --             --            --          1,562
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,659)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   806          1,672           479          1,562
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               806          1,672           479           1,562
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            301          1,009           194           1,077
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       456            641           266             485
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   49             22            19              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        211,407        705,993       109,807         620,652
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   402,177        590,458       199,234         424,696
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               45,688          1,158         1,155              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.42           1.44          1.77            1.74
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.13           1.09          1.33            1.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.06          19.28         16.42              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------





                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr
                                                             Index 500     Contra Fund      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
134,794 shares at net asset value of $126.13                      17,002             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $17,083)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
349,641 shares at net asset value of $23.13                           --          8,087            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,580)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
105,744 shares at net asset value of $12.33                           --             --         1,304
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,370)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                17,002          8,087         1,304
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                            17,002          8,087         1,304
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          7,773          3,092           511
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     9,098          4,933           791
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  131             62             2
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      3,100,281      1,233,127       298,039
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 8,091,757      3,375,536       712,634
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                  920          2,316           145
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           2.51           2.51          1.72
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.12           1.46          1.11
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               142.01          26.82         14.96
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------





                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                                           Growth Opp
                                                           Balanced Port      Port       Mid Cap Port
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
36,927 shares at net asset value of $13.88                           513             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $496)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
124,479 shares at net asset value of $15.07                           --          1,876            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,074)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
388,815 shares at net asset value of $24.16                           --             --         9,394
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $7,261)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   513          1,876         9,394
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               513          1,876         9,394
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             24             75         1,981
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       457          1,781         7,282
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   32             20           131
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         24,379        109,816       916,564
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   432,299      2,033,412     3,567,464
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                2,062          1,264         5,513
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           0.98           0.69          2.16
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.06           0.88          2.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                15.61          16.08         23.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity       Fidelity
                                                            Aggressive       Contra
                                                             Growth II       Fund II     Index 500 II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
44,365 shares at net asset value of $7.83                            347             --            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $298)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
38,727 shares at net asset value of $22.93                            --            888            --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $746)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
11,730 shares at net asset value of $125.31                           --             --         1,470
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,267)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   347            888         1,470
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               347            888         1,470
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           347            888         1,470
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       358,965        771,904     1,480,153
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.97           1.15          0.99
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                         Assets                              Fidelity       Fidelity
                                                           Growth Opp II   Mid Cap II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
13,832 shares at net asset value of $14.98                           207             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $178)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
56,460 shares at net asset value of $23.97                            --          1,353
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $1,063)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   207          1,353
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Payable to American National for policy terminations,                --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Total Liabilities                                                    --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Net assets applicable to policyholders                              207           1,353
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------

---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          207           1,353
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                      204,588       1,059,167
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   Survivor Variable Universal Life                                  --              --
---------------------------------------------------------- ------------- --------------- ------------- ---------------
---------------------------------------------------------- ------------- --------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1.01            1.28
---------------------------------------------------------- ------------- --------------- ------------- ---------------






                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                             INVESCO VIF    INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                             Health                      Small Co.
                                                             Dynamics       Sciences      Technology      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,437 shares at net asset value of $11.77                             40             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $35)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,746 shares at net asset value of $17.57                             --            154            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $132)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,057 shares at net asset value of $11.87                             --             --            96             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $78)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,022 shares at net asset value of $13.53                             --             --            --             27
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $24)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    40            154            96             27
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                40            154            96              27
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            40            154            96              27
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        43,004        158,289       123,104          29,099
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.94           0.97          0.78            0.94
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                      AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AIM V.I.      INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                                                         Financial
                                                            Real Estate     Utilities      Telecom         Svcs.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
8,751 shares at net asset value of $14.34                            125             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $107)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,147 shares at net asset value of $12.96                             --             67            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $66)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,713 shares at net asset value of $3.68                              --             --            21             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $18)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,207 shares at net asset value of $13.54                             --             --            --             30

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $26)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   125             67            21             30
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               125             67            21              30
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           125             67            21              30
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                        84,905         79,133        34,089          27,075
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.48           0.84          0.62            1.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                          MFS Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                         Assets                            MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,990 shares at net asset value of $15.51                             93             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $84)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,173 shares at net asset value of $12.11                             --             75            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $63)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,228 shares at net asset value of $13.35                             --             --            16             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $15)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,196 shares at net asset value of $16.34                             --             --            --            101
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $96)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    93             75            16            101
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                                93             75            16             101
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                            93             75            16             101
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       105,943         83,983        17,445         105,541
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.88           0.89          0.94            0.96
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                                  T. Rowe Price
---------------------------------------------------------------------------------------------------------------------
                         Assets                            T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    Midcap Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
119,816 shares at net asset value of $20.19                        2,419             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,172)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
33,505 shares at net asset value of $11.94                            --            400            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $418)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
48,177 shares at net asset value of $5.09                             --             --           245             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $245)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
160,629 shares at net asset value of $19.90                           --             --            --          3,197

                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,751)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,419            400           245          3,197
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             2,419            400           245           3,197
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                            278             25            --             146
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     1,103            302            --           2,454
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   24              2            --              96
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                         1,014             71           245             501
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                        252,142         30,634            --         114,612
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   821,233        327,274            --       1,294,142
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                1,112            143            --           4,988
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       943,835         68,813       222,607         438,403
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.10           0.83            --            1.28
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.34           0.92            --            1.90
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                21.17          12.05            --           19.18
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.07           1.03          1.10            1.14
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                   American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                              AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,148,453 shares at net asset value of $1.45                       8,915             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $9,911)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,418,170 shares at net asset value of $1.60                          --          5,469            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $5,519)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,768,034 shares at net asset value of $1.41                          --             --         2,493             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $2,452)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
779,930 shares at net asset value of $1.00                            --             --            --            780
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $780)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 8,915          5,469         2,493            780
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                             8,915          5,469         2,493             780
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                          4,720          3,049         1,147              63
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                     3,965          2,050         1,033             313
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                   15             12             4              12
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           215            358           309             392
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                      2,221,176      1,065,345       461,936          45,700
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                 3,997,829      1,462,558       805,618         287,103
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                               10,245          6,531         2,632          11,921
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       230,542        351,027       281,482         391,178
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           2.13           2.86          2.48            1.38
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      0.99           1.40          1.28            1.09
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.50           1.87          1.67            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          0.93           1.02          1.10            1.00
---------------------------------------------------------- -------------- -------------- ------------- ---------------






                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF NET ASSETS

                             AS OF DECEMBER 31, 2003
          (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                             SEGREGATED SUBACCOUNTS
                   American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                         Assets                            AN Gov't Bond     AN High          AN            AN
                                                                                          Small/Mid    International
                                                                           Yield Bond        Cap           Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
682,484 shares at net asset value of $1.05                           717             --            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $751)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
129,591 shares at net asset value of $0.86                            --            111            --             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $110)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,235,744 shares at net asset value of $0.24                          --             --           777             --
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $685)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
73,213 shares at net asset value of $0.66                             --             --            --             48
                                                           -------------- -------------- ------------- --------------
                                                           -------------- -------------- ------------- --------------
(cost $42)
----------------------------------------------------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   717            111           777             48
---------------------------------------------------------- -------------- -------------- ------------- --------------


----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders                               717            111           777              48
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                             88             --            57              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                       291             28           626              27
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                    3             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                           335             83            94              21
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                         79,032             --       234,874              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                   237,005         25,302     2,585,208          39,981
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                2,645             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                       303,442         77,065       119,363          20,096
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Universal Life                           1.12             --          0.24              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Advantage Variable Universal Life                      1.23           1.11          0.24            0.69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Survivor Variable Universal Life                                 1.24             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Universal Life                          1.10           1.08          0.79            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
                             SEGREGATED SUBACCOUNTS
                    The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                           Alger Small   Alger Growth      Alger
                                                                                           Income &
                                                                Cap                         Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             (1)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (1)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1             (1)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1             (1)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          18             59            26
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            19             58            25
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              19             57            24
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                    The Alger American Fund - Class O Shares
---------------------------------------------------------------------------------------------------------------------
                       Operations                              Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                             Balanced      Cap Growth      All Cap
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 3             --            --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            (1)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      2             (1)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)            (2)           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)            (2)           (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          27             89            28
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            26             87            27
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              28             86            26
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated     Federated
                                                                             Capital     High Income
                                                           International    Income II      Bond II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1             4
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --           (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --              1             3
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1             --            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --              3            10
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             1              3            10
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               1              4            13
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Federated      Federated
                                                              Growth         Equity
                                                             Strat II       Income II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --              1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           9              11
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            10              11
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              10             12
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth & Inc   Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 8             72            28             44
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (1)           (25)          (46)            (4)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (8)           (17)          (72)            (3)
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            (1)            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            30           (91)            37
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (11)           (55)         (293)            (7)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (11)           (55)         (293)            (7)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         153          1,137         3,434            116
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           142          1,082         3,141            109
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             141          1,112         3,050            146
operations
========================================================== ============== ============== ============= ==============





                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 8             10            23             49
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (3)            (7)           (2)            (9)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (5)            (6)           (4)            (5)
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (3)           17             35
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --             8             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --           (289)           13            (21)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --           (289)           21            (21)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          --            782           (16)           207
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            --            493             5            186
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              --            490            22            221
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                                          Asset Mgr
                                                             Index 500     Contra Fund      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying               201             29            30
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (60)           (24)           (4)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (92)           (50)           (8)
----------------------------------------------------------
     Survivor Variable Universal Life                             (1)            --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     48            (45)           18
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (170)           (40)          (26)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (170)           (40)          (26)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation       3,652          1,764           235
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                         3,482          1,724           209
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from           3,530          1,679           227
operations
========================================================== ============== ============== ============= ==============







                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                                           Growth Opp
                                                           Balanced Port      Port       Mid Cap Port
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                10             11            28
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             (1)          (14)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (5)           (18)          (69)
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            (1)
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      5             (8)          (56)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)           (46)            9
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)           (46)            9
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          60            448         2,509
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            59            402         2,518
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              64            394         2,462
operations
========================================================== ============== ============== ============= ==============




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity       Fidelity
                                                            Aggressive       Contra
                                                             Growth II       Fund II     Index 500 II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1             8
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            (4)           (7)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            (3)            1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)            --            (6)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)            --            (6)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          62            155           258
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            61            155           252
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              60            152           253
operations
========================================================== ============== ============== ============= ==============

                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
---------------------------------------------------------------------------------------------------------------------
                       Operations                            Fidelity       Fidelity
                                                           Growth Opp II   Mid Cap II
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --              1
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            (6)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (1)            (5)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                (1)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   (1)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           37            309
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             36            309
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               35            304
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                       Operations                           INVESCO VIF    INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                             Health                      Small Co.
                                                             Dynamics        Science      Technology      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             (1)           --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             (1)           --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                --             (2)           (3)             1
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                   --             (2)           (3)             1
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           6             29            25              4
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             6             27            22              5
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               6             26            22              5
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------
                       Operations                            AIM V.I.      INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                                                         Financial
                                                            Real Estate     Utilities      Telecom         Svcs.
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                 2              1            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                      2              1            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments                 1             (1)           --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                    1             (1)           --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation          19              9             3              5
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                            20              8             3              5
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from              22              9             3              5
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                       Operations                          MFS Emerging    MFS Capital   MFS Research       MFS
                                                                                                         Investors
                                                              Growth         Opport                        Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                --             --            --             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --             --
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      --             --            --            (1)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     --             --            --            (1)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (1)            (1)            --             --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (1)            (1)            --             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation           15             15             3             16
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                             14             14             3             16
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from               14             14             3             15
operations
========================================================== ============== ============== ============= ==============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                                  T. Rowe Price

---------------------------------------------------------------------------------------------------------------------
                       Operations                          T Rowe Price   T Rowe Price      T Rowe     T Rowe Price
                                                                          International   Price Ltd
                                                           Equity Income      Stock       Term Bond    Midcap Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                32              4             7             --
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       (2)            --            --             (1)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (11)            (3)           --            (25)
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             (1)
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (5)           ---            (1)            (2)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     14              1             6            (29)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --            --             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments               (11)            (2)           --             (8)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                  (11)            (2)           --             (8)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation         429             86            --            827
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                           418             84            --            819
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from             432             85             6            790
operations
========================================================== ============== ============== ============= ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
---------------------------------------------------------------------------------------------------------------------
                       Operations                            AN Growth      AN Equity    AN Balanced     AN Money
                                                                             Income                       Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
Investment income (loss)
----------------------------------------------------------
----------------------------------------------------------
   Investment income distributions from underlying                69             72            48              4
   mutual fund
----------------------------------------------------------
   Mortality and expense charges
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      (36)           (24)           (9)            (1)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 (40)           (21)          (11)            (4)
----------------------------------------------------------
     Survivor Variable Universal Life                             --             --            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (1)            (2)           (1)            (2)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
               Investment income (loss) - net                     (8)            25            27             (3)
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Realized and unrealized gains (losses) on investments -
net
----------------------------------------------------------
   Realized gain distributions from underlying mutual
   fund                                                           --             --             5             --
----------------------------------------------------------

----------------------------------------------------------
   Realized gains (losses) on sales of investments              (120)           (72)           (8)            --
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net realized gains (losses) on investments                 (120)           (72)           (3)            --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation       1,902          1,052           352             --
   of investments
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------
     Net gains (losses) on investments                         1,782            980           349             --
---------------------------------------------------------- -------------- -------------- ------------- --------------
---------------------------------------------------------- -------------- -------------- ------------- --------------

----------------------------------------------------------
----------------------------------------------------------
Net increase (decrease) in net assets resulting from           1,774          1,005           376             (3)
operations
========================================================== ============== ============== ============= ==============


                               AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------------------
                          Operations                            AN Gov't Bond     AN High     AN Small/Mid        AN
                                                                                                             International
                                                                                Yield Bond         Cap          Stock
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
Investment income (loss)
---------------------------------------------------------------
---------------------------------------------------------------
   Investment income distributions from underlying mutual fund         19              6             --            --
---------------------------------------------------------------
   Mortality and expense charges
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                            (1)            --             --            --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       (4)            --             (5)           --
---------------------------------------------------------------
     Survivor Variable Universal Life                                  --             --             --            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                           (2)            --             --            --
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
                 Investment income (loss) - net                        12              6             (5)           --
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
---------------------------------------------------------------
   Realized gain distributions from underlying mutual fund             20             --             --            --
---------------------------------------------------------------

---------------------------------------------------------------
   Realized gains (losses) on sales of investments                     --             (2)            (4)            1
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net realized gains (losses) on investments                        20             (2)            (4)            1
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of           (29)             6            267            10
   investments
---------------------------------------------------------------

--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------
     Net gains (losses) on investments                                 (9)             4            263            11
--------------------------------------------------------------- -------------- -------------- -------------- -------------
--------------------------------------------------------------- -------------- -------------- -------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
Net increase (decrease) in net assets resulting from                    3             10            258            11
operations
=============================================================== ============== ============== ============== =============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                    The Alger American Fund - Class O Shares
----------------------------------------------------------------------------------------------------------------------
                        Net Changes                          Alger Small   Alger Growth  Alger Income
                                                                 Cap                       & Growth
------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------
Operations
------------------------------------------------------------
------------------------------------------------------------
   Investment income (loss) - net                                  --            (1)            (1)
------------------------------------------------------------
   Net realized gains (losses) on investments                       1            (1)            (1)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  18            59             26
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------
Net increase (decrease) in net assets resulting from               19            57             24
operations
------------------------------------------------------------ ------------- ------------- -------------- --------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     Investrac Gold Variable Universal Life                        --            --             --
------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --            --             --
------------------------------------------------------------
     Flexible Premium Universal Life                               --            --             --
------------------------------------------------------------
     Survivor Variable  Universal Life                             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Universal Life                       60           183             80
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     Investrac Gold Variable Universal Life                        --            --             --
------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   --            --             --
------------------------------------------------------------
     Flexible Premium Universal Life                               --            --             --
------------------------------------------------------------
     Survivor Variable  Universal Life                             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (7)          (25)            (1)
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------
Increase (decrease) in net assets from                             53           158             79
policy transactions
------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Increase (decrease) in net assets                                  72           215            103
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                                21           101             41
------------------------------------------------------------ ------------- ------------- -------------- --------------
------------------------------------------------------------ ------------- ------------- -------------- --------------

------------------------------------------------------------
------------------------------------------------------------
Net assets at the end of year                                      93           316            144
============================================================ ============= ============= ============== ==============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                    The Alger American Fund - Class O Shares
----------------------------------------------------------------------------------------------------------------------
                       Net Changes                             Alger        Alger Mid       Alger
                                                                                          Leveraged
                                                              Balanced     Cap Growth      All Cap
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Operations
-----------------------------------------------------------
-----------------------------------------------------------
   Investment income (loss) - net                                  2             (1)           (1)
-----------------------------------------------------------
   Net realized gains (losses) on investments                     (1)            (2)           (1)
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 27             89            28
-----------------------------------------------------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from              28             86            26
operations
----------------------------------------------------------- ------------- -------------- ------------- ---------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
-----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
-----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
-----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --
-----------------------------------------------------------
     WealthQuest III Variable Universal Life                     162            173           168
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
-----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
-----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
-----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --
-----------------------------------------------------------
     WealthQuest III Variable Universal Life                     (20)            --            38
-----------------------------------------------------------

----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------
Increase (decrease) in net assets from                           142            173           206
policy transactions
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------

-----------------------------------------------------------
-----------------------------------------------------------
Increase (decrease) in net assets                                170            259           232
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                               91            124            35
----------------------------------------------------------- ------------- -------------- ------------- ---------------
----------------------------------------------------------- ------------- -------------- ------------- ---------------

-----------------------------------------------------------
-----------------------------------------------------------
Net assets at the end of year                                    261            383           267
=========================================================== ============= ============== ============= ===============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
                       Net Changes                           Federated      Federated     Federated
                                                                             Capital     High Income
                                                           International    Income II      Bond II
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                                 --              1             3
----------------------------------------------------------
   Net realized gains (losses) on investments                      1             --            --
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 --              3            10
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from               1              4            13
operations
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                       9             10            47
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --            --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --            --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --            --
----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --            --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     (11)            (3)           (6)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Increase (decrease) in net assets from                            (2)              7           41
policy transactions
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                                 (1)             11           54
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                                1              7            50
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                     --             18           104
========================================================== ============== ============== ============= ===============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
                       Net Changes                           Federated      Federated
                                                              Growth         Equity
                                                             Strat II       Income II
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                                 --              1
----------------------------------------------------------
   Net realized gains (losses) on investments                      1             --
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  9             11
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net increase (decrease) in net assets resulting from              10             12
operations
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --
----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      25             31
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                       --             --
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                  --             --
----------------------------------------------------------
     Flexible Premium Universal Life                              --             --
----------------------------------------------------------
     Survivor Variable  Universal Life                            --             --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                      (6)            (3)
----------------------------------------------------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Increase (decrease) in net assets from                            19
policy transactions                                                              28
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                                 29
                                                                              40
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                               16             24
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                     45             64
========================================================== ============== ============== ============= ===============


                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
-----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity      Fidelity
                                                                 Growth &
                                                                    Inc      Equity Income     Growth      High Income
--------------------------------------------------------------- ------------ -------------- -------------- ------------
--------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
---------------------------------------------------------------
---------------------------------------------------------------
   Investment income (loss) - net                                    (1)            30            (91)          37
---------------------------------------------------------------
   Net realized gains (losses) on investments                       (11)           (55)          (293)          (7)
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      153          1,137          3,434          116
---------------------------------------------------------------

--------------------------------------------------------------- ------------ -------------- -------------- ------------
--------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                141          1,112          3,050          146
operations
--------------------------------------------------------------- ------------ -------------- -------------- ------------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                          14            462          1,074           59
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    178            352          1,767           49
---------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --             --           --
---------------------------------------------------------------
     Survivor Variable  Universal Life                               --              7             20           --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --             --           --
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                          29           (468)        (1,050)         (50)
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (96)          (153)          (817)         (11)
---------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --             --           --
---------------------------------------------------------------
     Survivor Variable  Universal Life                              (12)            (1)           (21)          --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --             --           --
---------------------------------------------------------------

--------------------------------------------------------------- ------------ -------------- -------------- ------------
--------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                              113            199            973           47
policy transactions
--------------------------------------------------------------- ------------ -------------- -------------- ------------
--------------------------------------------------------------- ------------ -------------- -------------- ------------

---------------------------------------------------------------
---------------------------------------------------------------
Increase (decrease) in net assets                                   254          1,311          4,023          193
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                                 584          3,709          9,207          544
--------------------------------------------------------------- ------------ -------------- -------------- ------------
--------------------------------------------------------------- ------------ -------------- -------------- ------------

---------------------------------------------------------------
---------------------------------------------------------------
Net assets at the end of year                                       838          5,020         13,230          737
=============================================================== ============ ============== ============== ============


                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
-----------------------------------------------------------------------------------------------------------------------
                       Net Changes                           Fidelity      Fidelity       Fidelity     Fidelity Asset
                                                           Money Market    Overseas     Invest. Bond        Mgr
---------------------------------------------------------- ------------- -------------- ------------- -----------------
---------------------------------------------------------- ------------- -------------- ------------- -----------------
Operations
----------------------------------------------------------
----------------------------------------------------------
   Investment income (loss) - net                                --             (3)           17                35
----------------------------------------------------------
   Net realized gains (losses) on investments                    --           (289)           21               (21)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                --             782         (16)                207
----------------------------------------------------------

---------------------------------------------------------- ------------- -------------- ------------- -----------------
---------------------------------------------------------- ------------- -------------- ------------- -----------------
Net increase (decrease) in net assets resulting from             --             490           22                221
operations
---------------------------------------------------------- ------------- -------------- ------------- -----------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                      45            157            33               136
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                 62            130            76                80
----------------------------------------------------------
     Flexible Premium Universal Life                             --             --            --                --
----------------------------------------------------------
     Survivor Variable  Universal Life                            2              7             2                --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     --             --            --                --
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     Investrac Gold Variable Universal Life                    (107)          (137)          (33)             (133)
----------------------------------------------------------
     Investrac Advantage Variable Universal Life                (49)           (77)         (129)              (43)
----------------------------------------------------------
     Flexible Premium Universal Life                             --             --            --                --
----------------------------------------------------------
     Survivor Variable  Universal Life                           (1)           (11)          (39)               --
----------------------------------------------------------
     WealthQuest III Variable Universal Life                     --             --            --                --
----------------------------------------------------------

---------------------------------------------------------- ------------- -------------- ------------- -----------------
---------------------------------------------------------- ------------- -------------- ------------- -----------------
Increase (decrease) in net assets from                          (48)            69           (90)               40
policy transactions
---------------------------------------------------------- ------------- -------------- ------------- -----------------
---------------------------------------------------------- ------------- -------------- ------------- -----------------

----------------------------------------------------------
----------------------------------------------------------
Increase (decrease) in net assets                               (48)            559          (68)               261
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                             854          1,113           547             1,301
---------------------------------------------------------- ------------- -------------- ------------- -----------------
---------------------------------------------------------- ------------- -------------- ------------- -----------------

----------------------------------------------------------
----------------------------------------------------------
Net assets at the end of year                                   806          1,672           479             1,562
========================================================== ============= ============== ============= =================



                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
------------------------------------------------------------------------------------------------------------------------
                         Net Changes                              Fidelity      Fidelity       Fidelity
                                                                                               Asset Mgr
                                                                 Index 500     Contra Fund      Growth
--------------------------------------------------------------- ------------- -------------- -------------- ------------
--------------------------------------------------------------- ------------- -------------- -------------- ------------
Operations
---------------------------------------------------------------
---------------------------------------------------------------
   Investment income (loss) - net                                     48            (45)            18
---------------------------------------------------------------
   Net realized gains (losses) on investments                       (170)           (40)           (26)
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     3,652          1,764            235
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- -------------- ------------
--------------------------------------------------------------- ------------- -------------- -------------- ------------
Net increase (decrease) in net assets resulting from               3,530          1,679            227
operations
--------------------------------------------------------------- ------------- -------------- -------------- ------------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                        1,490            604            121
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   2,084            984            180
---------------------------------------------------------------
     Flexible Premium Universal Life                                  --             --             --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                35             14              1
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --             --             --
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                       (1,367)          (507)          (109)
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  (1,113)          (466)           (94)
---------------------------------------------------------------
     Flexible Premium Universal Life                                 (21)           (13)            --
---------------------------------------------------------------
     Survivor Variable  Universal Life                               (55)            (5)            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          --             --             --
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- -------------- ------------
--------------------------------------------------------------- ------------- -------------- -------------- ------------
Increase (decrease) in net assets from                             1,053            611             99
policy transactions
--------------------------------------------------------------- ------------- -------------- -------------- ------------
--------------------------------------------------------------- ------------- -------------- -------------- ------------

---------------------------------------------------------------
---------------------------------------------------------------
Increase (decrease) in net assets                                  4,583          2,290            326
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                               12,419          5,797            978
--------------------------------------------------------------- ------------- -------------- -------------- ------------
--------------------------------------------------------------- ------------- -------------- -------------- ------------

---------------------------------------------------------------
---------------------------------------------------------------
Net assets at the end of year                                     17,002          8,087          1,304
=============================================================== ============= ============== ============== ============




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                 Balanced     Growth Opp
                                                                   Port          Port       Mid Cap Port
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     5             (8)          (56)
--------------------------------------------------------------
   Net realized gains (losses) on investments                        (1)           (46)            9
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       60            448         2,509
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from                 64            394         2,462
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           7             11           232
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    115            369         1,411
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                1              6            34
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            (16)         (260)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (43)          (200)         (564)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             (9)           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               24             (1)           (6)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                              104            160           847
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   168            554         3,309
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 345          1,322         6,085
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       513          1,876         9,394
============================================================== ============= ============== ============= ============




                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            Fidelity      Fidelity       Fidelity
                                                               Aggressive      Contra
                                                                Growth II      Fund II     Index 500 II
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   (1)            (3)             1
--------------------------------------------------------------
   Net realized gains (losses) on investments                       (1)            --             (6)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      62            155            258
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                60            152            253
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       225            526            871
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (49)           (63)          (129)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                             176            463            742
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                  236            615            995
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                111            273            475
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                      347            888          1,470
============================================================== ============ ============== ============== ============



                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
------------------------------------------------------------------------------------------------------------------------
                          Net Changes                              Fidelity      Fidelity
                                                                  Growth Opp
                                                                      II        Mid Cap II
---------------------------------------------------------------- ------------- -------------- ------------- ------------
---------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
----------------------------------------------------------------
----------------------------------------------------------------
   Investment income (loss) - net                                      (1)            (5)
----------------------------------------------------------------
   Net realized gains (losses) on investments                          (1)            --
----------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                         37            309
----------------------------------------------------------------

---------------------------------------------------------------- ------------- -------------- ------------- ------------
---------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from operations        35            304
---------------------------------------------------------------- ------------- -------------- ------------- ------------

----------------------------------------------------------------
Policy transactions
----------------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --
----------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --
----------------------------------------------------------------
     Flexible Premium Universal Life                                   --             --
----------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --
----------------------------------------------------------------
     WealthQuest III Variable Universal Life                          140            740
----------------------------------------------------------------

----------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --             --
----------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --             --
----------------------------------------------------------------
     Flexible Premium Universal Life                                   --             --
----------------------------------------------------------------
     Survivor Variable  Universal Life                                 --             --
----------------------------------------------------------------
     WealthQuest III Variable Universal Life                          (39)          (141)
----------------------------------------------------------------

---------------------------------------------------------------- ------------- -------------- ------------- ------------
---------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                                101            599
policy transactions
---------------------------------------------------------------- ------------- -------------- ------------- ------------
---------------------------------------------------------------- ------------- -------------- ------------- ------------

----------------------------------------------------------------
----------------------------------------------------------------
Increase (decrease) in net assets                                     136            903
----------------------------------------------------------------

----------------------------------------------------------------
Net assets at the beginning of year                                    71            450
---------------------------------------------------------------- ------------- -------------- ------------- ------------
---------------------------------------------------------------- ------------- -------------- ------------- ------------

----------------------------------------------------------------
----------------------------------------------------------------
Net assets at the end of year                                         207          1,353
================================================================ ============= ============== ============= ============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             INVESCO     INVESCO VIF    INVESCO VIF     INVESCO
                                                                   VIF         Health                      VIF Small
                                                                Dynamics       Science      Technology    Co. Growth
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   --             (1)            --           --
--------------------------------------------------------------
   Net realized gains (losses) on investments                       --             (2)            (3)           1
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       6             29             25            4
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                 6             26             22            5
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        32             90             46           19
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (2)           (22)            (1)          (4)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                              30             68             45           15
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   36             94             67           20
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                  4             60             29            7
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       40            154             96           27
============================================================== ============ ============== ============== ============


          AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
                         Net Changes                              AIM V.I.     INVESCO VIF   INVESCO VIF   INVESCO VIF
                                                                                                            Financial
                                                                Real Estate     Utilities      Telecom        Svcs.
--------------------------------------------------------------- ------------- -------------- ------------- -------------
--------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
---------------------------------------------------------------
---------------------------------------------------------------
   Investment income (loss) - net                                      2              1            --            --
---------------------------------------------------------------
   Net realized gains (losses) on investments                          1             (1)           --            --
---------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                        19              9             3             5
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- ------------- -------------
--------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                  22              9             3             5
operations
--------------------------------------------------------------- ------------- -------------- ------------- -------------

---------------------------------------------------------------
Policy transactions
---------------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --            --            --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --            --            --
---------------------------------------------------------------
     Flexible Premium Universal Life                                  --             --            --            --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --            --            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          90             22            17            16
---------------------------------------------------------------

---------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------------
     Investrac Gold Variable Universal Life                           --             --            --            --
---------------------------------------------------------------
     Investrac Advantage Variable Universal Life                      --             --            --            --
---------------------------------------------------------------
     Flexible Premium Universal Life                                  --             --            --            --
---------------------------------------------------------------
     Survivor Variable  Universal Life                                --             --            --            --
---------------------------------------------------------------
     WealthQuest III Variable Universal Life                          (7)            (7)           (4)           (3)
---------------------------------------------------------------

--------------------------------------------------------------- ------------- -------------- ------------- -------------
--------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                                83             15            13            13
policy transactions
--------------------------------------------------------------- ------------- -------------- ------------- -------------
--------------------------------------------------------------- ------------- -------------- ------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
Increase (decrease) in net assets                                    105             24            16            18
---------------------------------------------------------------

---------------------------------------------------------------
Net assets at the beginning of year                                   20             43             5            12
--------------------------------------------------------------- ------------- -------------- ------------- -------------
--------------------------------------------------------------- ------------- -------------- ------------- -------------

---------------------------------------------------------------
---------------------------------------------------------------
Net assets at the end of year                                        125             67            21            30
=============================================================== ============= ============== ============= =============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                               MFS       MFS Capital   MFS Research       MFS
                                                                Emerging                                   Investors
                                                                 Growth        Opport                        Trust
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   --             --             --           (1)
--------------------------------------------------------------
   Net realized gains (losses) on investments                       (1)            (1)            --           --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      15             15              3           16
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from                14             14              3           15
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        47             38              6           35
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --             --           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --             --           --
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --             --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         2            (12)            (3)          (8)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                              49             26              3           27
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   63             40              6           42
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 30             35             10           59
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       93             75             16          101
============================================================== ============ ============== ============== ============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                                  T. Rowe Price
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             T Rowe     T Rowe Price   T Rowe Price     T Rowe
                                                                  Price                                      Price
                                                                 Equity     International                   Midcap
                                                                 Income         Stock      Ltd Term Bond    Growth
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   14              1              6          (29)
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (11)            (2)            --           (8)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     429             86             --          827
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Net increase (decrease) in net assets resulting from               432             85              6          790
operations
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         38              7             --           30
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   191             51             --          455
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               3              1             --           28
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       539             36            155          267
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (52)            (7)            --           (9)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (57)            (7)            --         (204)
--------------------------------------------------------------
     Flexible Premium Universal Life                               (14)            --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (1)            --             --          (4)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (94)            (5)           (51)         (64)
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------
Increase (decrease) in net assets from                             553             76            104          499
policy transactions
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                  985            161            110        1,289
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                              1,434            239            135        1,908
-------------------------------------------------------------- ------------ -------------- -------------- ------------
-------------------------------------------------------------- ------------ -------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                    2,419            400            245        3,197
============================================================== ============ ============== ============== ============




                     AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            AN Growth      AN Equity    AN Balanced    AN Money
                                                                                Income                      Market
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    (8)            25            27           (3)
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (120)           (72)           (3)          --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                    1,902          1,052           352           --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Net increase (decrease) in net assets resulting from              1,774          1,005           376           (3)
operations
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         894            388           135            7
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  1,017            450           187           56
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               11              4            --           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        141            196           169          705
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (834)          (430)         (138)         (13)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (515)          (217)          (25)         (70)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (4)            (1)           (1)          (1)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (72)           (52)          (38)        (595)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------
Increase (decrease) in net assets from                              638            338           289           89
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                 2,412          1,343           665           86
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                               6,503          4,126         1,828          694
-------------------------------------------------------------- ------------- -------------- ------------- ------------
-------------------------------------------------------------- ------------- -------------- ------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                     8,915          5,469         2,493          780
============================================================== ============= ============== ============= ============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          year ended DECEMBER 31, 2003
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------------
                        Net Changes                             AN Gov't       AN High          AN            AN
                                                                                            Small/Mid    International
                                                                  Bond       Yield Bond        Cap          Stock
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   12              6            (5)           --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       20             (2)           (4)            1
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     (29)             6           267            10
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                 3             10           258            11
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         21             --            10             1
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   114              8           185             9
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                               3             --            --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       255             56            60            10
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                          7             --             3            (2)
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (62)            (7)          (18)            1
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --            --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (73)             3            12             1
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                             265             60           252            20
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                  268             70           510            31
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                449             41           267            17
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                      717            111           777            48
============================================================= ============= ============== ============= =============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                    The Alger American Fund - Class O Shares
----------------------------------------------------------------------------------------------------------------------
                        Net Changes                           Alger Small   Alger Growth  Alger Income
                                                                  Cap                       & Growth
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   --            --             --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       (2)           --             (1)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      --           (22)            (6)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from                (2)          (22)            (7)
operations
------------------------------------------------------------- ------------- ------------- -------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        37           115             49
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (14)           (1)            (4)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                              23           114             45
policy transactions
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                   21            92             38
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                 --             9              3
------------------------------------------------------------- ------------- ------------- -------------- -------------
------------------------------------------------------------- ------------- ------------- -------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                       21           101             41
============================================================= ============= ============= ============== =============



                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
                    The Alger American Fund - Class O Shares
-----------------------------------------------------------------------------------------------------------------------
                         Net Changes                              Alger        Alger Mid       Alger
                                                                                             Leveraged
                                                                 Balanced     Cap Growth      All Cap
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    --             (1)           --
--------------------------------------------------------------
   Net realized gains (losses) on investments                        --             (1)           (1)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       (4)           (24)           (7)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                 (4)           (26)           (8)
operations
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         97            149            40
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         (2)            (9)           (3)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                               95            140            37
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    91            114            29
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                  --             10             6
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                        91            124            35
============================================================== ============= ============== ============= =============



                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            Federated      Federated     Federated
                                                                                Capital     High Income
                                                               International   Income II      Bond II
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    --             --             1
--------------------------------------------------------------
   Net realized gains (losses) on investments                        --             --            --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       --             --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                 --             --             1
operations
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                          1              7            46
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            (2)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                                1              7            44
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                     1              7            45
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                  --             --             5
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                         1              7            50
============================================================== ============= ============== ============= =============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                           Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
                        Net Changes                            Federated      Federated
                                                                 Growth        Equity
                                                                Strat II      Income II
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   --             --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       --             --
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      (3)            (2)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                (3)            (2)
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        16             23
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (1)            (1)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                              15             22
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                   12             20
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                  4              4
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                       16             24
============================================================= ============= ============== ============= =============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            Fidelity      Fidelity       Fidelity      Fidelity
                                                                Growth &
                                                                 Income     Equity Income     Growth     High Income
-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    1             29           (83)           64
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (37)            19          (230)         (177)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     (84)          (730)       (3,481)          127
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------
Net increase (decrease) in net assets resulting from              (120)          (682)       (3,794)           14
operations
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          9            160           606            54
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   125            190         1,489            47
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              --             33            17            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        --             --            --            --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         (5)          (209)         (428)         (133)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (63)           (68)          (62)          (80)
--------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (2)           (15)           (3)           (2)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        --             --            --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------
Increase (decrease) in net assets from                              64             91         1,619          (114)
policy transactions
-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                  (56)          (591)       (2,175)         (100)
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                640          4,300        11,382           644
-------------------------------------------------------------- ------------ -------------- ------------- -------------
-------------------------------------------------------------- ------------ -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                      584          3,709         9,207           544
============================================================== ============ ============== ============= =============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity      Fidelity      Fidelity
                                                               Money Market    Overseas    Invest. Bond    Asset Mgr
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     5            (3)             8           37
--------------------------------------------------------------
   Net realized gains (losses) on investments                        --           (89)             5          (33)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       --          (194)            26         (139)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                  5          (286)            39         (135)
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          71           105             54           96
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    354           123            174           83
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               28             4             56           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --            --             --           --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (171)          (73)            (9)         (92)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (278)          (41)           (57)         (18)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (6)           (6)           (27)          (4)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --            --             --           --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                               (2)          112            191           65
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                     3          (174)           230          (70)
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 851         1,287            317        1,371
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       854         1,113            547        1,301
============================================================== ============= ============= ============== ============


                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
-----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity       Fidelity
                                                                                             Asset Mgr
                                                                Index 500     Contra Fund      Growth
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    26            (17)           15
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (137)           (98)          (46)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                   (3,353)          (512)         (143)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from             (3,464)          (627)         (174)
operations
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         667            367            94
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                  1,559            766           142
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               55             32             1
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (430)          (294)          (67)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (141)           (49)          (16)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                              (14)           (18)           --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --             --            --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                            1,696            804           154
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                (1,768)           177           (20)
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                              14,187          5,620           998
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                    12,419          5,797           978
============================================================== ============= ============== ============= =============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
              Fidelity Variable Insurance Products - Initial Class
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity      Fidelity
                                                                 Balanced     Growth Opp
                                                                   Port          Port      Mid Cap Port
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                     4            (3)           (16)
--------------------------------------------------------------
   Net realized gains (losses) on investments                        (4)          (52)            (4)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      (31)         (291)          (665)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                (31)         (346)          (685)
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                           7            38            382
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    101           336          1,352
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                6             7             42
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --            --             --
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          (5)          (12)          (142)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (10)          (57)          (263)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (1)           (6)           (17)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         --            --             --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                               98           306          1,354
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    67           (40)           669
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 278         1,362          5,416
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       345         1,322          6,085
============================================================== ============= ============= ============== ============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             Fidelity      Fidelity      Fidelity
                                                                Aggressive      Contra
                                                                Growth II      Fund II     Index 500 II
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    --            (1)            (1)
--------------------------------------------------------------
   Net realized gains (losses) on investments                        (1)           (1)            (1)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      (13)          (14)           (55)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                (14)          (16)           (57)
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        127           286            505
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            --             --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --            --             --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         (5)          (13)           (13)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              122           273            492
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   108           257            435
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                   3            16             40
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       111           273            475
============================================================== ============= ============= ============== ============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products - Service Class II
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                              Fidelity      Fidelity
                                                                                Mid Cap
                                                               Growth Opp II       II
-------------------------------------------------------------- --------------- ----------- -------------- ------------
-------------------------------------------------------------- --------------- ----------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                      --          (1)
--------------------------------------------------------------
   Net realized gains (losses) on investments                          --          (1)
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                         (8)        (20)
--------------------------------------------------------------

-------------------------------------------------------------- --------------- ----------- -------------- ------------
-------------------------------------------------------------- --------------- ----------- -------------- ------------
Net increase (decrease) in net assets resulting from                   (8)        (22)
operations
-------------------------------------------------------------- --------------- ----------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --          --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --          --
--------------------------------------------------------------
     Flexible Premium Universal Life                                   --          --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --          --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                           76         467
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                            --          --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                       --          --
--------------------------------------------------------------
     Flexible Premium Universal Life                                   --          --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                 --          --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                           (4)        (15)
--------------------------------------------------------------

-------------------------------------------------------------- --------------- ----------- -------------- ------------
-------------------------------------------------------------- --------------- ----------- -------------- ------------
Increase (decrease) in net assets from                                 72         452
policy transactions
-------------------------------------------------------------- --------------- ----------- -------------- ------------
-------------------------------------------------------------- --------------- ----------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                      64         430
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                     7          20
-------------------------------------------------------------- --------------- ----------- -------------- ------------
-------------------------------------------------------------- --------------- ----------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                          71         450
============================================================== =============== =========== ============== ============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------
                        Net Changes                           INVESCO VIF    INVESCO VIF   INVESCO VIF   INVESCO VIF
                                                                               Health                     Small Co.
                                                                Dynamics       Science      Technology      Growth
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   --             --            --            --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       --             --            (1)           (1)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      (1)            (7)           (7)           --
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                (1)            (7)           (8)           (1)
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --            --            --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --            --            --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --            --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                         4             60            30            11
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --             --            --            --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --             --            --            --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --             --            --            --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (1)            (2)           (3)           (3)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                               3             58            27             8
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                    2             51            19             7
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                  2              9            10            --
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                        4             60            29             7
============================================================= ============= ============== ============= =============



                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
------------------------------------------------------------------------------------------------------------------------
                          AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
                         Net Changes                             AIM V.I.     INVESCO VIF   INVESCO VIF    INVESCO VIF
                                                                                                            Financial
                                                               Real Estate     Utilities      Telecom         Svcs.
------------------------------------------------------------- ------------- -------------- ------------- --------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    --             --            --            --
--------------------------------------------------------------
   Net realized gains (losses) on investments                        --             (1)           --            --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                       --             (9)           --            (2)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from                 --            (10)           --            (2)
operations
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         22             12             6             8
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --             --            --            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                     --             --            --            --
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --             --            --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --             --            --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                         (3)            (3)           (1)           (1)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                               19              9             5             7
policy transactions
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                    19             (1)            5             5
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                   1             44            --             7
-------------------------------------------------------------- ------------- -------------- ------------- -------------
-------------------------------------------------------------- ------------- -------------- ------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                        20             43             5            12
============================================================== ============= ============== ============= =============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
---------------------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
                        Net Changes                               MFS       MFS Capital   MFS Research       MFS
                                                                Emerging                                  Investors
                                                                 Growth        Opport                       Trust
------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                   --            --             --           --
-------------------------------------------------------------
   Net realized gains (losses) on investments                       --            --             --           --
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                      (6)           (4)            (2)         (12)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from                (6)           (4)            (2)         (12)
operations
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --           --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --           --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --           --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --           --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        32            37             11           26
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         --            --             --           --
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    --            --             --           --
-------------------------------------------------------------
     Flexible Premium Universal Life                                --            --             --           --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              --            --             --           --
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (1)           (1)            (1)          (2)
-------------------------------------------------------------

------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              31            36             10           24
policy transactions
------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                   25            32              8           12
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                                  5             3              2           47
------------------------------------------------------------- ------------- ------------- -------------- ------------
------------------------------------------------------------- ------------- ------------- -------------- ------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                       30            35             10           59
============================================================= ============= ============= ============== ============



                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                                  T. Rowe Price
----------------------------------------------------------------------------------------------------------------------
                        Net Changes                              T Rowe     T Rowe Price      T Rowe        T Rowe
                                                                 Price                                      Price
                                                                 Equity     International   Price Ltd       Midcap
                                                                 Income         Stock       Term Bond       Growth
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Operations
-------------------------------------------------------------
-------------------------------------------------------------
   Investment income (loss) - net                                    8              1             3           (22)
-------------------------------------------------------------
   Net realized gains (losses) on investments                      (12)           (23)           --            (8)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                    (188)           (25)            1          (425)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Net increase (decrease) in net assets resulting from              (192)           (47)            4          (455)
operations
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                         74             11            --            48
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   189             63            --           370
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                              32              2            --            55
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       376             27            86           209
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (21)            (3)           --            (8)
-------------------------------------------------------------
     Investrac Advantage Variable Universal Life                   (74)           (22)           --           (63)
-------------------------------------------------------------
     Flexible Premium Universal Life                                --             --            --            --
-------------------------------------------------------------
     Survivor Variable  Universal Life                             (14)            (1)           --           (19)
-------------------------------------------------------------
     WealthQuest III Variable Universal Life                       (39)            (1)          (16)          (10)
-------------------------------------------------------------

------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------
Increase (decrease) in net assets from                             523             76            70           582
policy transactions
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Increase (decrease) in net assets                                  331             29            74           127
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                              1,103            210            61         1,781
------------------------------------------------------------- ------------- -------------- ------------- -------------
------------------------------------------------------------- ------------- -------------- ------------- -------------

-------------------------------------------------------------
-------------------------------------------------------------
Net assets at the end of year                                    1,434            239           135         1,908
============================================================= ============= ============== ============= =============


                             AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
----------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
----------------------------------------------------------------------------------------------------------------------
                         Net Changes                            AN Growth     AN Equity     AN Balanced    AN Money
                                                                                Income                      Market
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                   (26)           26             40           --
--------------------------------------------------------------
   Net realized gains (losses) on investments                      (129)          127              4           --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                   (2,280)         (868)          (182)          --
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Net increase (decrease) in net assets resulting from             (2,435)         (715)          (138)          --
operations
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                         307           133             95           51
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    779           384            121          163
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                                7             5              4           13
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        129           167            136          806
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                        (353)         (228)           (54)          (9)
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (76)          (90)           (19)         (67)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --           --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               (4)           (2)            --           (5)
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (13)          (33)           (27)        (561)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------
Increase (decrease) in net assets from                              776           336            256          391
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                (1,659)         (379)           118          391
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                               8,162         4,505          1,710          303
-------------------------------------------------------------- ------------- ------------- -------------- ------------
-------------------------------------------------------------- ------------- ------------- -------------- ------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                     6,503         4,126          1,828          694
============================================================== ============= ============= ============== ============



                              AMERICAN NATIONAL VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS

                          Year Ended DECEMBER 31, 2002
                             (AMOUNTS IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                             SEGREGATED SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------
                   American National Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------------------------
                         Net Changes                             AN Gov't      AN High     AN Small/Mid        AN
                                                                                                          International
                                                                   Bond       Yield Bond        Cap          Stock
-------------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------------- ------------- ------------- -------------- -------------
Operations
--------------------------------------------------------------
--------------------------------------------------------------
   Investment income (loss) - net                                    15             3             (2)           --
--------------------------------------------------------------
   Net realized gains (losses) on investments                        --            --            (62)           --
--------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                        2           (3)            (86)           (2)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------------- ------------- ------------- -------------- -------------
Net increase (decrease) in net assets resulting from                 17            --           (150)           (2)
operations
-------------------------------------------------------------- ------------- ------------- -------------- -------------

--------------------------------------------------------------
Policy transactions
--------------------------------------------------------------
   Policy purchase payments:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          53            --             17            --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    184            10            182             7
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        112            16             12            52
--------------------------------------------------------------

--------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
--------------------------------------------------------------
     Investrac Gold Variable Universal Life                          --            --             (2)           --
--------------------------------------------------------------
     Investrac Advantage Variable Universal Life                    (14)           (1)           (11)           (1)
--------------------------------------------------------------
     Flexible Premium Universal Life                                 --            --             --            --
--------------------------------------------------------------
     Survivor Variable  Universal Life                               --            --             --            --
--------------------------------------------------------------
     WealthQuest III Variable Universal Life                        (39)           (1)            --           (47)
--------------------------------------------------------------

-------------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------------- ------------- ------------- -------------- -------------
Increase (decrease) in net assets from                              296            24            198            11
policy transactions
-------------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------------- ------------- ------------- -------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Increase (decrease) in net assets                                   313            24             48             9
--------------------------------------------------------------

--------------------------------------------------------------
Net assets at the beginning of year                                 136            17            219             8
-------------------------------------------------------------- ------------- ------------- -------------- -------------
-------------------------------------------------------------- ------------- ------------- -------------- -------------

--------------------------------------------------------------
--------------------------------------------------------------
Net assets at the end of year                                       449            41            267            17
============================================================== ============= ============= ============== =============

66

American National Variable Life Separate Account
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General ... American National Variable Life Separate Account (Separate Account) was established on July 30, 1987 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on February 20, 1991. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable life products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable life insurance products. There are currently 53 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund, American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, INVESCO Variable Investment Funds, Inc., MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor. During 2003, the Federated International Small Company Fund II Portfolio was liquidated and is no longer offered as a choice for investment.

Basis of Presentation...The financial statements of the Separate Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States.

Investments...Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders'are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates...The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(2) SECURITY PURCHASES AND SALES
For the year ended December 31, 2003, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):


                                                            Purchases                            Sales
-----------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                      60                                  7
Alger Growth                                                  183                                 25
Alger Income & Growth                                          80                                   1
Alger Balanced                                                 162                                 20
Alger MidCap Growth                                           173                                  0
Alger Leveraged AllCap                                        168                               (38)
Federated International                                          9                                 11
Federated Capital Income                                        10                                  3
Federated High Income Bond                                      47                                  6
Federated Growth Strategies                                     25                                  6
Federated Equity Income                                         31                                  3
Fidelity Growth & Income                                       192                                 79
Fidelity Equity Income                                         821                                622
Fidelity Growth                                              2,861                              1,888
Fidelity High Income                                           108                                 61
Fidelity Money Market                                          109                                157
Fidelity Overseas                                              294                                225
Fidelity Investment Grade Bond                                 111                                201
Fidelity Asset Manager                                         216                                176
Fidelity Index 500                                           3,609                              2,556
Fidelity Contra Fund                                         1,602                                991
Fidelity Asset Manager: Growth                                 302                                203
Fidelity Balanced                                              123                                 19
Fidelity Growth Opportunities                                  386                                226
Fidelity MidCap                                              1,677                                830
Fidelity Aggressive Growth II                                  225                                 49
Fidelity Contra Fund II                                        526                                 63
Fidelity Index 500 II                                          871                                129
Fidelity Growth Opportunities II                               140                                 39
Fidelity MidCap II                                             740                                141
Invesco Dynamics                                                32                                  2
Invesco Health Sciences                                         90                                 22
Invesco Technology                                              46                                  1
Invesco Small Company Growth                                    19                                  4
Invesco Real Estate Opportunity                                 90                                  7
Invesco Utilities                                               22                                  7
Invesco Telecommunications                                      17                                  4
Invesco Financial Services                                      16                                  3
MFS Emerging Growth                                             47                               (2)
MFS Capital Opportunities                                       38                                 12
MFS Research                                                     6                                  3
MFS Investors Trust                                             35                                  8
T. Rowe Price Equity Income                                   771                                 218
T. Rowe Price International Stock                               95                                 19
T. Rowe Price Limited-Term Bond                               155                                 51
T. Rowe Price Mid-Cap Growth                                  780                                 281
AN Growth                                                    2,063                              1,425
AN Equity Income                                            1,038                                 700
AN Balanced                                                    491                                202
AN Money Market                                               768                                679
AN Government Bond                                             393                                128
AN High Yield Bond                                             64                                  4
AN Small-Cap/Mid-Cap                                          255                                  3
AN International Stock                                         20                                   0
-----------------------------------------------------------------------------------------------------------------------
TOTALS                                                   $ 23,212                            $ 12,480

(3) POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges...The mortality risk and expense risk charges are applied daily against the net assets representing equity of policyholders' held in each subaccount. The annual effective rates for these charges have a maximum rate of:

     Investrac Gold Variable Universal Life                                0.90%
     Investrac Advantage Variable Universal Life                           1.25%
     Survivorship Advantage Variable Universal Life                        0.90%
     Wealthquest III Variable Universal Life                               0.70%

Monthly Administrative Charges ... A Monthly charge to the accumulated value will be deducted equal to a monthly cost of insurance, including additional charges for riders if applicable, for the current policy month. Also, an expense charge varying by product is assessed as follows:

     Investrac Gold Variable Universal Life                                $2.50
     Investrac Advantage Variable Universal Life                           $7.50
     Survivorship Advantage Variable Universal Life                  up to $5.00
     Wealthquest III Variable Universal Life                                none

Surrender Charge...A surrender charge is imposed upon the surrender of variable life insurance contracts to compensate the Sponsor for sales and other marketing expenses. The amount of any surrender charge will depend on the number of years that have elapsed since the contract was issued. In addition, partial surrenders will be assessed a $25 fee. No surrender charge will be imposed on death benefits.

Transfer Charge... After the first twelve transfers in any one policy year for transfers made among the subaccounts (after four for the Investrac Gold Variable Universal Life product), a $10 transfer charge is imposed.

Premium Charge... Premium loads vary by product as follows:

     Investrac Gold Variable Universal Life - a 4% sales charge plus a $2.00 transaction charge plus applicable premium tax up to 4%. Investrac Advantage Variable Universal Life - no sales charges or loads Survivorship Advantage Variable Universal Life - up to a 3% sales charge Wealthquest III Variable Universal Life - up to a 6% sales charge

(4) FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable universal life products having unique combinations of features and fees that are charged against the policyholder's account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):


                                    At December 31                                      For the year ended December 31,

                       Units       Unit Fair Value      Net Assets      Investment *     Expense Ratio **     Total Return ***
                      (000s)      Lowest to Highest       (000s)        Income Ratio    Lowest to Highest     Lowest to Highest
Alger Small
Capitalization:
2003                     88             $1.05                $93                 --                 0.70                41.35
2002                     29              0.74                 21                 --                 0.70               -26.74
2001                     --              1.02                 --                 --                 0.70                 1.61
Alger Growth:
2003                    341             $0.93               $316                 --                 0.70                34.22
2002                    146              0.69                101               0.04                 0.70               -33.46
2001                      9              1.04                  9                 --                 0.70                 3.80
Alger Income
& Growth:
2003                    159              0.90                144               0.26                 0.70                28.94
2002                     58              0.70                 41               0.57                 0.70               -31.58
2001                      3              1.02                  3                 --                 0.70                 2.38
Alger Balanced:
2003                    248              1.05                261               1.64                 0.70                18.20
2002                    102              0.89                 91               0.97                 0.70               -12.90
2001                     --              1.02                 --                 --                 0.70                 2.27
Alger MidCap
Growth:
2003                    356              1.08                383                 --                 0.70                46.76
2002                    169              0.73                124                 --                 0.70               -30.03
2001                      9              1.05                 10                 --                 0.70                 4.75
Alger Leveraged
AllCap:
2003                    293              0.91                267                 --                 0.70                33.79
2002                     51              0.68                 35                 --                 0.70               -34.37
2001                      6              1.04                  6                 --                 0.70                 3.74
Federated Capital
Income:
2003                     21              0.85                  8               4.61                 0.70                19.83
2002                     10              0.71                  7               1.18                 0.70               -24.48
2001                     --              0.94                 --                 --                 0.70                -5.78
Federated High
Income Bond:
2003                     87              1.19                104               5.32                 0.70                21.36
2002                     51              0.98                 50               4.52                 0.70                 0.68
2001                      5              0.97                  5                 --                 0.70                -2.51
Federated Growth
Strategies:
2003                     44              1.02                 45                 --                 0.70                40.17
2002                     22              0.73                 16                 --                 0.70               -26.86
2001                      4              1.00                  4                 --                 0.70                -0.12
Federated Equity
Income:
2003                     63              1.01                 64               1.35                 0.70                26.38
2002                     30              0.80                 24               0.53                 0.70               -21.29
2001                      4              1.01                  4                 --                 0.70                 1.23


                                    At December 31                                      For the year ended December 31,

                       Units       Unit Fair Value      Net Assets        Investment *    Expense Ratio **     Total Return ***
                      (000s)      Lowest to Highest       (000s)          Income Ratio    Lowest to Highest    Lowest to Highest
Fidelity Growth
& Income:
2003                    793     0.90 to 15.14                838               1.07         0.90 to 1.25       22.24 to 22.67
2002                    659     0.74 to 12.34                584               1.33         0.90 to 1.25     -17.64 to -17.35
2001                    592     0.89 to 14.94                640               1.14         0.90 to 1.25       -9.90 to -9.55
Fidelity Equity
Income:
2003                  2,634     1.31 to 27.65              5,020               1.65         0.90 to 1.25       28.71 to 29.16
2002                  2,446     1.02 to 21.40              3,709               1.72         0.90 to 1.25     -17.97 to -17.68
2001                  2,288     1.24 to 26.00              4,300               3.42         0.90 to 1.25       -6.14 to -5.80
Fidelity Growth:
2003                  8,871    $1.16 to 36.05            $13,230               0.25         0.90 to 1.25       31.15 to 31.66
2002                  7,910     0.88 to 27.38              9,207               0.23         0.90 to 1.25     -30.96 to -30.71
2001                  6,486     1.28 to 39.52             11,382               1.97         0.90 to 1.25     -18.69 to -18.38
Fidelity High
Income:
2003                    646      0.92 to 9.82                737               6.83         0.90 to 1.25       25.69 to 26.15
2002                    593      0.73 to 1.04                544              11.57         0.90 to 1.25         2.17 to 2.52
2001                    716      0.71 to 7.60                644               8.91         0.90 to 1.25     -12.71 to -12.51
Fidelity Money
Market:
2003                    659      1.06 to 1.42                806               0.98         0.90 to 1.25        -0.26 to 0.12
2002                    691      1.06 to 1.42                854               1.55         0.90 to 1.25         0.44 to 0.78
2001                    674      1.05 to 1.41                851               4.33         0.90 to 1.25         3.00 to 3.28
Fidelity Overseas:
2003                  1,298     1.09 to 19.28              1,672               0.74         0.90 to 1.25       41.03 to 42.05
2002                  1,209     0.77 to 13.57              1,113               0.79         0.90 to 1.25     -21.26 to -20.21
2001                  1,096     0.98 to 17.18              1,287               4.97         0.90 to 1.25     -22.20 to -21.87
Fidelity
Investment Bond:
2003                    310     1.33 to 16.42                479               6.04         0.90 to 1.25         4.10 to 4.26
2002                    353     1.28 to 15.75                547               2.83         0.90 to 1.25         8.78 to 9.37
2001                    228     1.18 to 14.40                317               3.18         0.90 to 1.25         7.10 to 7.50
Fidelity Asset
Manager:
2003                  1,045     1.14 to 17.86              1,562               3.43         0.90 to 1.25     16.32 to 16.92
2002                  1,009     0.98 to 15.27              1,301               3.76         0.90 to 1.25       -9.70 to -9.54
2001                    943     1.09 to 16.89              1,371               4.00         0.90 to 1.25       -5.28 to -4.94
Fidelity
Index 500:
2003                 11,193    0.82 to 142.01             17,002               1.36         0.90 to 1.25       26.81 to 27.26
2002                 10,173    0.64 to 111.59             12,419               1.24         0.90 to 1.25     -23.21 to -22.94
2001                  8,649    0.84 to 144.82             14,187               1.13         0.90 to 1.25     -13.19 to -12.88
Fidelity
Contra Fund:
2003                  4,611     1.01 to 26.82              8,087               0.42         0.90 to 1.25       26.87 to 27.31
2002                  4,164     0.80 to 21.06              5,797               0.81         0.90 to 1.25     -10.47 to -10.15
2001                  3,542     0.89 to 23.45             5,620                0.68         0.90 to 1.25     -13.46 to -13.02


                                    At December 31                                      For the year ended December 31,

                       Units       Unit Fair Value      Net Assets      Investment *      Expense Ratio **     Total Return ***
                      (000s)      Lowest to Highest       (000s)        Income Ratio     Lowest to Highest     Lowest to Highest
Fidelity Asset
Manager Growth:
2003                  1,011     1.11 to 14.96              1,304               2.67         0.90 to 1.25       21.93 to 22.23
2002                    916     0.91 to 12.24                978               2.60         0.90 to 1.25     -16.56 to -16.28
2001                    768     1.09 to 14.62                998               2.55         0.90 to 1.25       -8.63 to -8.21
Fidelity Balanced:
2003                    459     0.98 to 15.61                513               2.43         0.90 to 1.25       16.21 to 16.67
2002                    376     0.84 to 13.38                345               2.71         0.90 to 1.25       -9.80 to -9.53
2001                    277     0.93 to 14.79                278               2.57         0.90 to 1.25       -2.81 to -2.44
Fidelity Growth
Opportunities:
2003                  2,144     0.67 to 16.08              1,876               0.71         0.90 to 1.25       28.26 to 29.72
2002                  1,949     0.52 to 12.49              1,322               0.97         0.90 to 1.25     -23.14 to -22.55
2001                  1,546     0.68 to 16.13              1,362               0.31         0.90 to 1.25     -15.46 to -15.18
Fidelity MidCap:
2003                  4,490    $2.04 to 23.69             $9,394               0.37         0.90 to 1.25       36.91 to 37.40
2002                  3,987     1.49 to 17.25              6,085               0.89         0.90 to 1.25     -10.91 to -10.62
2001                  3,166     1.67 to 19.30              5,416                 --         0.90 to 1.25       -4.02 to -3.68
Fidelity Aggressive
Growth II:
2003                    359              0.97                347                 --                 0.70                29.38
2002                    148              0.75                111                 --                 0.70               -27.13
2001                      3              1.03                  3                 --                 0.70                 2.65
Fidelity Contra
Fund II:
2003                    772              1.15                888               0.18                 0.70                27.30
2002                    302              0.90                273               0.13                 0.70               -10.23
2001                     16              1.01                 16                 --                 0.70                 0.67
Fidelity
Index 500 II:
2003                  1,480              0.99              1,470               0.83                 0.70                27.20
2002                    608              0.78                475               0.31                 0.70               -22.99
2001                     39              1.01                 40                 --                 0.70                 1.36
Fidelity Growth
Opportunities II:
2003                    205              1.01                207               0.30                 0.70                28.50
2002                     90              0.79                 71               0.19                 0.70               -22.55
2001                      7              1.02                  7                 --                 0.70                 1.80
Fidelity
MidCap II:
2003                  1,059              1.28              1,353               0.16                 0.70                37.29
2002                    483              0.93                450               0.13                 0.70               -10.65
2001                     19              1.04                 20                 --                 0.70                 4.20
Invesco
Dynamics:
2003                     43              0.94                 40                 --                 0.70                36.86
2002                      6              0.69                  4                 --                 0.70               -32.37
2001                      2              1.02                  2                 --                 0.70                 1.63



                                    At December 31                                      For the year ended December 31,

                       Units       Unit Fair Value      Net Assets     Investment *      Expense Ratio **      Total Return ***
                      (000s)      Lowest to Highest       (000s)       Income Ratio      Lowest to Highest     Lowest to Highest
Invesco
Health Sciences:
2003                    158              0.97                154                 --                 0.70                26.89
2002                     78              0.76                 60                 --                 0.70               -25.07
2001                      9              1.02                  9               2.00                 0.70                 2.00
Invesco
Technology:
2003                    123              0.78                 96                 --                 0.70                44.28
2002                     54              0.54                 29                 --                 0.70               -47.22
2001                     10              1.02                 10                 --                 0.70                 1.89
Invesco Small
Company Growth:
2003                     29              0.94                 27                 --                 0.70                32.50
2002                     10              0.71                  7                 --                 0.70               -31.60
2001                     --              1.04                 --                 --                 0.70                 3.71
InvescoReal
EstateOpportunity:
2003                     85             $1.48               $125               2.54                 0.70                37.85
2002                     19              1.07                 20               2.08                 0.70                 5.63
2001                      1              1.02                  1               6.11                 0.70                 1.50
Invesco
Utilities:
2003                     79              0.84                 67               1.29                 0.70                16.65
2002                     59              0.72                 43               0.51                 0.70               -20.88
2001                     48              0.91                 44               6.45                 0.70                -8.68
Invesco
Telecommunications:
2003                     34              0.62                 21                 --                 0.70                33.37
2002                     10              0.46                  5                 --                 0.70               -51.15
2001                     --              0.95                 --                 --                 0.70                -5.33
Invesco
Financial Services:
2003                     27              1.10                 30               0.63                 0.70                28.68
2002                     14              0.86                 12               0.83                 0.70               -15.49
2001                      7              1.01                  7               1.99                 0.70                 1.49
MFS
Emerging Growth:
2003                    106              0.88                 93                 --                 0.70               29.32
2002                     45              0.68                 30                 --                 0.70               -34.22
2001                      4              1.03                  5                 --                 0.70                 3.09
MFS Capital
Opportunities:
2003                     84              0.89                 75               0.22                 0.70                26.50
2002                     49              0.70                 35               0.03                 0.70               -30.18
2001                      3              1.01                  3                 --                 0.70                 0.96
MFS Research:
2003                     17              0.94                 16               0.60                 0.70                23.84
2002                     13              0.76                 10               0.25                 0.70               -25.06
2001                      2              1.01                  2                 --                 0.70                 1.25


                                    At December 31                                      For the year ended December 31,

                      Units       Unit Fair Value       Net Assets      Investment *      Expense Ratio **    Total Return ***
                      (000s)      Lowest to Highest       (000s)       Income Ratio      Lowest to Highest     Lowest to Highest
MFS
Investors Trust:
2003                    106              0.96                101               0.56                 0.70                21.30
2002                     75              0.79                 59               0.47                 0.70               -21.52
2001                     46              1.01                 47                 --                 0.70                 0.77
T. Rowe Price Equity Income:
2003                  2,018     1.07 to 21.17              2,419               1.67         0.70 to 1.25       23.86 to 24.63
2002                  1,455     0.86 to 17.02              1,434               1.84         0.70 to 1.25     -14.19 to -13.73
2001                    933     1.00 to 19.77              1,103               3.67         0.70 to 1.25       -0.02 to 0.42
T. Rowe Price International Stock:
2003                    427     0.83 to 12.05                400               1.44         0.70 to 1.25       28.90 to 29.61
2002                    332      0.64 to 9.32                239               1.24         0.70 to 1.25     -19.29 to -18.86
2001                    238     0.79 to 11.51                210               2.22         0.70 to 1.25      -23.17 to -2.46
T. Rowe Price Limited-Term Bond:
2003                    223             $1.10               $245               4.06                 0.70                 3.21
2002                    126              1.06                135               4.31                 0.70                 4.99
2001                     60              1.01                 61               4.24                 0.70                 1.39
T. Rowe Price Mid-Cap Growth:
2003                  1,852     1.14 to 19.18              3,197                 --         0.70 to 1.25       36.80 to 37.42
2002                  1,469     0.83 to 13.99              1,908                 --         0.70 to 1.25     -22.27 to -21.80
2001                  1,011     1.06 to 17.92              1,781                 --         0.70 to 1.25        -2.14 to 6.41
AN Growth:
2003                  6,460      0.93 to 2.13             8,915                0.89         0.70 to 1.25       25.56 to 26.19
2002                  5,750      0.74 to 1.69              6,503               0.64         0.70 to 1.25     -28.53 to -28.12
2001                  4,878      1.03 to 2.35              8,162               1.12         0.70 to 1.25       -17.15 to 2.88
AN Equity Income:
2003                  2,885      1.02 to 2.86              5,469               1.50         0.70 to 1.25       23.18 to 24.31
2002                  2,553      0.82 to 2.32              4,126               1.62         0.70 to 1.25     -15.19 to -14.90
2001                  2,213      0.97 to 2.72              4,505               3.82         0.70 to 1.25      -12.87 to -3.47
AN Balanced:
2003                  1,552      1.10 to 2.48              2,493               2.44         0.70 to 1.25       18.78 to 19.21
2002                  1,281      0.92 to 2.09              1,828               4.25         0.70 to 1.25       -7.96 to -7.29
2001                  1,053      0.99 to 2.25              1,710               3.31         0.70 to 1.25       -5.73 to -0.71
AN
Money Market:
2003                    736      1.00 to 1.38                780               0.53         0.70 to 1.25      -0.52 to -0.11
2002                    644      1.01 to 1.39                694               1.04         0.70 to 1.25        -0.53 to 0.28
2001                    273      1.00 to 1.39                303               3.35         0.70 to 1.25         1.29 to 1.72
AN
Government Bond:
2003                    622      1.10 to 1.24                717               6.72         0.70 to 1.25         0.70 to 1.42
2002                    388      1.09 to 1.23                449               6.23         0.70 to 1.25         6.89 to 7.55
2001                    128      1.01 to 1.15                136               9.44                 1.25                 6.31
AN
High Yield Bond:
2003                    102      1.08 to 1.18                111               7.92         0.70 to 1.25       17.00 to 17.65
2002                     44      0.92 to 0.95                 41              11.06         0.70 to 1.25        -3.99 to 0.68
2001                     17      0.95 to 1.00                 17              23.39                 1.25                 1.92
                                    At December 31                                      For the year ended December 31,

                       Units       Unit Fair Value      Net Assets        Investment *    Expense Ratio **     Total Return ***
                      (000s)      Lowest to Highest       (000s)          Income Ratio    Lowest to Highest    Lowest to Highest

AN
Small-Cap/Mid-Cap:
2003                  2,939      0.23 to 0.79                777                 --         0.70 to 1.25       82.30 to 83.33
2002                  1,964      0.13 to 0.43                267                 --         0.70 to 1.25     -57.20 to -56.97
2001                    707      0.30 to 1.00                219                 --         0.70 to 1.25      -55.10 to -0.23

AN
International Stock:
2003                     60      0.66 to 1.04                 48               1.19         0.70 to 1.25       34.12 to 34.87
2002                     30      0.51 to 0.77                 17               1.02         0.70 to 1.25     -20.04 to -19.63
2001                     12      0.61 to 0.96                  8               1.28         0.70 to 1.25      -24.07 to -4.29

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.
These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditor's Report
To the Stockholders and Board of Directors of American National
 Insurance Company:

We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in stockholders' equity, comprehensive income and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.

KPMG LLP

February 6, 2004

Houston, Texas


AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)

                                                                                     2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
    Premiums:
      Life .......................................................................  $ 336,747      $337,100      $ 323,603
      Annuity.....................................................................    80,310        33,596          35,773
      Accident and health.........................................................   405,039       408,430         415,124
      Property/casualty...........................................................  1,030,899       861,696        666,823
    Other policy revenues.........................................................   112,787       106,372         104,680
    Net investment income.........................................................    631,385       564,500        530,908
    Realized gains (losses) on investments........................................    32,866       (131,743)         6,545
    Other income..................................................................    54,473         63,263         54,613

------------------------------------------------------------------------------------------------------------------------------------
      Total revenues.............................................................  2,684,506              2,243,214        2,138,069

------------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES Death and other benefits:
      Life .......................................................................   248,686       242,189         240,724
      Annuity.....................................................................    57,224         53,688         55,196
      Accident and health.........................................................   288,902       305,532         332,371
      Property/casualty...........................................................   778,127        719,016        574,610
    Increase in liability for future policy benefits:
      Life .......................................................................    31,693        31,132          23,983
      Annuity.....................................................................    43,818         (1,588)         2,870
      Accident and health.........................................................     3,088         9,069          28,196
    Interest credited to policy account balances..................................    250,886       166,515        130,551
    Commissions for acquiring and servicing policies..............................   489,839       343,096         296,256
    Other operating costs and expenses............................................    355,971       336,699        297,944
    Taxes, licenses and fees......................................................    55,913        38,536          46,975
    Increase in deferred policy acquisition costs.................................   (197,559)      (43,606)        (15,254)
    Minority interest and participating policyholders' share of operations........     10,520        5,976          10,606

-----------------------------------------------------------------------------------------------------------------------------------
      Total benefits and expenses.................................................  2,417,108              2,206,254
  2,025,028

-----------------------------------------------------------------------------------------------------------------------------------
         Income from operations before equity in earnings of unconsolidated affiliates
         and federal income taxes.................................................    267,398       36,960         113,041
    Equity in earnings (losses) of unconsolidated affiliates......................     4,327        (10,125)         (7,922)
    Income from operations before federal income taxes............................   271,725        26,835         105,119
    Provision (benefit) for federal income taxes:
      Current.....................................................................    94,792        22,051          56,708
      Deferred....................................................................     (5,232)      (12,071)        (16,520)

-----------------------------------------------------------------------------------------------------------------------------------
  Net income......................................................................  $182,165       $16,855       $  64,931

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
  Net income per common share - basic.............................................  $    6.88      $  0.64       $     2.45

-----------------------------------------------------------------------------------------------------------------------------------

  Net income per common share - diluted...........................................  $    6.87      $   0.64      $     2.45

-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)

                                                                                     December 31,        December 31,
                                                                                        2003                    2002
----------------------------------------------------------------------------------------------------------------------------------
  ASSETS
    Investments, other than investments in unconsolidated affiliates Debt securities:
         Bonds held-to-maturity, at amortized cost..................................  $7,388,060         $ 4,497,025
         Bonds available-for-sale, at market........................................    1,406,872          1,532,137
      Marketable equity securities, at market:
         Preferred stocks...........................................................      49,612              47,385
         Common stocks..............................................................   1,020,993             758,298
      Mortgage loans on real estate.................................................     955,360           1,011,124
      Policy loans..................................................................     332,743             328,099
      Investment real estate, net of
         accumulated depreciation of $131,371 and $130,779..........................     569,692             396,972
      Short-term investments........................................................      110,695            435,463
      Other invested assets.........................................................     128,249             166,904

-----------------------------------------------------------------------------------------------------------------------------------
         Total investments..........................................................  11,962,276            9,173,407

-----------------------------------------------------------------------------------------------------------------------------------
    Cash ...........................................................................  103,615            200,526
    Investments in unconsolidated affiliates........................................      77,106              67,169
    Accrued investment income.......................................................     168,131             135,968
    Reinsurance ceded receivables...................................................     557,666             646,243
    Prepaid reinsurance premiums....................................................     180,681             198,636
    Premiums due and other receivables..............................................     257,028             263,500
    Deferred policy acquisition costs...............................................   1,065,958             874,495
    Property and equipment, net.....................................................       79,013             79,430
    Other assets....................................................................     316,209             300,790
    Separate account assets.........................................................     372,551              297,025

-----------------------------------------------------------------------------------------------------------------------------------
         Total assets...............................................................  $15,140,234        $12,237,189

-----------------------------------------------------------------------------------------------------------------------------------

  LIABILITIES
    Policyholder funds
      Future policy benefits:
         Life.......................................................................  $2,243,689         $ 2,207,561
         Annuity....................................................................     251,551             209,452
         Accident and health........................................................     117,413             114,211
      Policy account balances.......................................................   6,014,735           3,578,568
      Policy and contract claims....................................................    1,320,772          1,295,196
      Participating policyholder share..............................................     143,721             139,137
      Other policyholder funds......................................................     969,689             923,088

-----------------------------------------------------------------------------------------------------------------------------------
         Total policyholder liabilities.............................................  11,061,570            8,467,213

-----------------------------------------------------------------------------------------------------------------------------------
    Current federal income taxes....................................................       24,475             (47,346)
    Deferred federal income taxes...................................................     120,411              47,713
    Notes payable...................................................................     119,044             301,940
    Other liabilities...............................................................     322,613             296,343
    Minority interests in subsidiaries..............................................       7,548                 572
    Separate account liabilities....................................................      372,551            297,025

-----------------------------------------------------------------------------------------------------------------------------------
         Total liabilities..........................................................  12,028,212           9,363,460

-----------------------------------------------------------------------------------------------------------------------------------
  STOCKHOLDERS' EQUITY
    Capital stock...................................................................      30,832              30,832
    Additional paid-in capital......................................................       7,841               7,841
    Accumulated other comprehensive income..........................................     208,712              74,668
    Retained earnings...............................................................   2,972,498           2,869,259
    Treasury stock, at cost.........................................................      (99,097)            (99,097)
    Unamortized restricted stock....................................................       (8,764)             (9,774)

-----------------------------------------------------------------------------------------------------------------------------------
  Total stockholders' equity........................................................   3,112,022           2,873,729

-----------------------------------------------------------------------------------------------------------------------------------
  Total liabilities and stockholders'equity.........................................  $15,140,234        $12,237,189

-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)

                                                                               2003              2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock
      Balance at beginning and end of year...............................    $ 30,832 $      30,832           $ 30,832

------------------------------------------------------------------------------------------------------------------------------------
Additional Paid-In Capital
  Balance at beginning of year...........................................       7,841        2,947    2,850
  Issuance of treasury shares as restricted stock........................         --         4,894            97

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................       7,841        7,841    2,947

-----------------------------------------------------------------------------------------------------------------------------------
Accumulated Other Comprehensive Income
  Balance at beginning of year...........................................      74,668        75,940   150,402
  Change in unrealized gains on marketable securities, net...............     133,500        (1,660  )        (70,150  )
  Foreign exchange adjustments...........................................         (248)           (493)               (4)
  Change in fair value of interest rate swap.............................        1,221           3,087            (4,308)
  Minimum pension liability adjustment...................................         (429)         (2,206)              --

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................     208,712        74,668   75,940

-----------------------------------------------------------------------------------------------------------------------------------
Retained Earnings
  Balance at beginning of year...........................................    2,869,259       2,931,218        2,944,453
  Net income.............................................................     182,165        16,855           64,931
  Cash dividends to common stockholders ($2.96, $2.96, $2.92 per share)..      (78,839)        (78,726)          (77,585)
  Cash dividends to minority stockholders of subsidiaries................          (87)            (88)             (226)
  Redemption premium on subsidiary preferred stock.......................         --        --        (355    )

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................    2,972,498       2,869,259        2,931,218

-----------------------------------------------------------------------------------------------------------------------------------
Treasury Stock
  Balance at beginning of year...........................................      (99,097)       (100,891)         (100,862)
  Net issuance (redemption) of restricted stock..........................         --         1,794    (29     )

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................      (99,097)        (99,097)         (100,891)

-----------------------------------------------------------------------------------------------------------------------------------
Restricted Stock
  Balance at beginning of year...........................................       (9,774)         (3,707)           (4,018)
  Net issuance of restricted stock.......................................         --         (6,688  )        (31      )
  Amortization of restrictions...........................................       1,010        621               342

-----------------------------------------------------------------------------------------------------------------------------------
      Balance at end of year.............................................       (8,764)         (9,774)           (3,707)

-----------------------------------------------------------------------------------------------------------------------------------
Stockholders' Equity
      Balance at end of year.............................................    $3,112,022      $2,873,729       $2,936,339

----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(In thousands)
                                                                               2003              2002             2001
-----------------------------------------------------------------------------------------------------------------------------------
Net income.............................................................    $182,165          $16,855          $ 64,931

-----------------------------------------------------------------------------------------------------------------------------------
  Other comprehensive income
    Change in unrealized gains on marketable securities, net.............    133,500           (1,660)          (70,150)
    Foreign exchange adjustments.........................................        (248)           (493)               (4)
    Change in fair value of interest rate swap...........................       1,221           3,087            (4,308)
    Minimum pension liability adjustment.................................        (429)         (2,206)             --

-----------------------------------------------------------------------------------------------------------------------------------
      Total..............................................................    134,044           (1,272)          (74,462)

-----------------------------------------------------------------------------------------------------------------------------------
  Comprehensive income (loss)............................................    $316,209               $15,583     $(9,531)

-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)

                                                                                2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  OPERATING ACTIVITIES
    Net income............................................................ $ 182,165 $       16,855              $ 64,931
    Adjustments to reconcile net income to net cash provided
         by operating activities:
      Increase in liabilities for policyholders' funds....................   158,190         221,748  607,666
      Decrease (increase) in reinsurance ceded receivable.................    88,577         (783    )          (123,846)
      Charges to policy account balances..................................   (137,821)         (58,769)         (146,207)
      Interest credited to policy account balances........................   250,886         166,515  130,551
      Deferral of policy acquisition costs................................   (459,964)        (260,013)         (251,765)
      Amortization of deferred policy acquisition costs...................   257,498         216,231  184,089
      Deferred federal income tax benefit.................................     (5,232)         (30,960)          (16,520)
      Depreciation........................................................    25,842         26,621   25,216
      Accrual and amortization of discounts and premiums..................     (6,177)         (15,233)          (22,762)
      Amortization of goodwill............................................         --               --            3,100
      Loss (gain) from sale or disposal of investments, net...............    (35,375)        131,095           (33,217)
      Equity in earnings of unconsolidated affiliates.....................     (4,327)         (10,125)           (7,922)
      Increase in premiums receivable.....................................     6,472         (47,407)           (9,800)
      Decrease (increase) in accrued investment income....................    (32,163)         (10,216)           (1,380)
      Capitalization of interest on policy and mortgage loans.............    (17,084)         (16,386)          (15,654)
      Other changes, net..................................................    105,047          (17,229)          (50,233)

-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by operating activities........................   376,534         311,944  336,247

-----------------------------------------------------------------------------------------------------------------------------------
  INVESTING ACTIVITIES
    Proceeds from sale or maturity of investments:
      Bonds...............................................................   824,372         885,419  396,344
      Stocks..............................................................   263,032         99,960   165,615
      Real estate.........................................................    22,655         20,079   9,163
      Other invested assets...............................................    64,157         34,332   16,160
    Principal payments received on:
      Mortgage loans......................................................   192,422         109,312  154,012
      Policy loans........................................................    38,965         38,216   9,092
    Purchases of investments:
      Bonds............................................................... (3,619,592)       (1,463,876)        (583,203)
      Stocks..............................................................   (228,178)        (137,685)         (322,276)
      Real estate.........................................................   (186,280)         (17,790)          (11,741)
      Mortgage loans......................................................   (168,941)        (112,954)          (49,828)
      Policy loans........................................................    (28,706)         (26,199)           7,815
      Other invested assets...............................................     (9,071)         (69,249)          (69,388)
    Increase in short-term investments, net...............................   324,768         (179,987)          (114,958)
    Increase in investment in unconsolidated affiliates, net..............     (9,937)            (367)          (21,703)
    Payment for acquisition of subsidiary, net of cash acquired...........         --               --          (245,418)
    Increase in property and equipment, net...............................    (14,391)         (20,907)          (17,953)

-----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities............................ (2,534,725)        (841,696)         (678,267)

-----------------------------------------------------------------------------------------------------------------------------------
  FINANCING ACTIVITIES
    Policyholders' deposits to policy account balances.................... 2,638,617         914,343  587,685
    Policyholders' withdrawals from policy account balances...............   (315,515)        (292,979)         (341,039)
    Increase (decrease) in notes payable..................................   (182,896)            (315)         204,443
    Dividends to stockholders.............................................    (78,926)         (78,814)          (77,811)

-----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities........................ 2,061,280         542,235  373,278

-----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN CASH.........................................    (96,911)         12,483        31,258
    Cash:
      Beginning of the year...............................................   200,526         188,043  156,785

-----------------------------------------------------------------------------------------------------------------------------------
      End of the year..................................................... $ 103,615 $       200,526 $188,043

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to consolidated financial statements.


1 o NATURE OF OPERATIONS
------------------------------------------------------------------------------
American National Insurance Company and its consolidated subsidiaries (collectively "American National") operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (98%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third-party marketing organizations and direct sales to the public.

2 o SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES
------------------------------------------------------------------------------
Principles of consolidation and basis of presentation
The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles as defined in the United States of America (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 16.)

Certain reclassifications have been made to the 2001 and 2002 financial information to conform to the 2003 presentation.

Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Accounting changes
Goodwill and other intangible assets
FAS No. 142, "Goodwill and Other Intangible Assets'" is effective for years beginning after December 15, 2001. This statement addresses the initial recognition and measurement of intangible assets that were not acquired as part of a business combination. The statement also addresses the subsequent accounting and measurement of goodwill and intangible assets regardless of how they were acquired. The statement eliminates the expensing of goodwill on a routine periodic basis and establishes an annual valuation approach for intangible assets without a finite life. American National adopted FAS No. 142 on January 1, 2002. The only goodwill which American National has is the amount associated with the acquisition of Farm Family Holdings, Inc. (See Note 14.)

Guarantees to others
In November of 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an interpretation of FASB Statements No. 5, 57 and 107 and a recision of FASB Interpretation No. 34." This Interpretation elaborates on the disclosures to be made by a guarantor in its interim and annual financial statements about its obligations under guarantees issued. The Interpretation also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of the Interpretation are applicable to guarantees issued or modified after December 31, 2002, and have not had a material effect on American National's financial statements.

Accounting and reporting for nontraditional insurance products
In July of 2003, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." This SOP provides guidance for insurance companies in the accounting and reporting of interest-sensitive insurance products and separate accounts. The new guidance is effective for financial statements for fiscal years beginning after December 15, 2003. American National adopted SOP 03-1 on January 1, 2004. The adoption of this statement will not have a material effect on American National's financial statements.

Consolidation of variable interest entities
In December of 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities." This interpretation addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. American National determined that it has no significant variable interest entities to which this interpretation would apply.

Pension disclosures
FAS No. 132 (revised), "Employers' Disclosures about Pensions and Other Postretirement Benefits," was issued in December of 2003. This statement revises employers' disclosures about pension plans and other postretirement benefits, but does not change the measurement or recognition of those plans. The statement retains the existing disclosures, and requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans. The new disclosure requirements are effective for financial statements of periods ending after December 15, 2003, and are included in the notes to these consolidated financial statements.

Additional disclosures on securities
At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These new disclosures are included in Note 3 to these consolidated financial statements.

Investments
Marketable securities
Debt securities: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity. Bonds held as available-for-sale are carried at market.

Preferred stocks: All preferred stocks are classified as available-for-sale and are carried at market.

Common stocks: All common stocks are classified as available-for-sale and are carried at market.

Unrealized gains: For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders' equity as a component of accumulated other comprehensive income.

Impairments: All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans
Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.
Policy loans
Policy loans are carried at cost.
Investment real estate
Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods. American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.
Short-term investments
Short-term investments (primarily commercial paper) are carried at amortized cost.
Other invested assets
Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate. Investment valuation allowances Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities
American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2003, was immaterial, and there were no derivative balances at December 31, 2002 or 2001.

Cash and cash equivalents
American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

Investments in unconsolidated affiliates
These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

Property and equipment
These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

Foreign currencies
Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

Insurance specific assets and liabilities
Deferred policy acquisition costs
Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits
For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

Recognition of premium revenue and policy benefits
Traditional ordinary life and health
Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities
Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life
Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty
Property/casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 2003. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

Participating insurance policies
A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 8% of the life insurance in force at December 31, 2003, and 10% of life premiums in 2003. Of the total participating business, 67.6% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders, except for the stockholders' share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders' interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above), as well as a pro rata portion of unrealized investment gains (losses), net of tax.

Federal income taxes
American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2003. Certain subsidiaries which are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Stock-based compensation
American National uses the fair value method to account for stock-based compensation.

Separate account assets and liabilities
The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.


3 o  INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are as shown in Table 1 (in thousands).

Table 1

                                                                              Gross              Gross         Estimated
                                                          Amortized        Unrealized         Unrealized        Market
  December 31, 2003                                         Cost              Gains             Losses           Value
----------------------------------------------------------------------------------------------------------------------------------
  Debt securities Bonds held-to-maturity:
      U. S. Government and agencies.................     $195,446           $ 2,947          $ (3,269)       $ 195,124
      States and political subdivisions.............      262,065            11,191              (935)         272,321
      Foreign governments...........................       10,763               830                --           11,593
      Public utilities..............................      802,109            51,258            (2,370)         850,997
      All other corporate bonds.....................    5,508,963           272,576           (47,181)       5,734,358
      Mortgage-backed securities....................      608,714            12,557            (2,967)         618,304

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds held-to-maturity...............    7,388,060           351,359           (56,722)       7,682,697

-----------------------------------------------------------------------------------------------------------------------------------
    Bonds available-for-sale:
      U. S. Government and agencies.................       20,163               622                (2)          20,783
      States and political subdivisions.............       86,883             5,033               --         91,916
      Foreign governments...........................       14,962               502               --         15,464
      Public utilities..............................      411,224            29,507              (299)         440,432
      All other corporate bonds.....................      719,157            53,162            (2,169)         770,150
      Mortgage-backed securities....................       70,348             1,815            (4,036)          68,127

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds available-for-sale.............    1,322,737            90,641            (6,506)       1,406,872

-----------------------------------------------------------------------------------------------------------------------------------
          Total debt securities.....................    8,710,797           442,000           (63,228)       9,089,569

-----------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities
      Preferred stock...............................       49,145             1,540            (1,073)          49,612
      Common stock..................................      752,209           282,081           (13,297)       1,020,993

-----------------------------------------------------------------------------------------------------------------------------------
  Total marketable equity securities................      801,354           283,621           (14,370)       1,070,605

-----------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................     $9,512,151         $725,621         $(77,598)       $10,160,174

-----------------------------------------------------------------------------------------------------------------------------------


  December 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
  Debt securities Bonds held-to-maturity:
      U. S. Government and agencies.................     $ 68,303           $ 2,955          $     --        $  71,258
      States and political subdivisions.............      208,743            10,427               (21)         219,149
      Foreign governments...........................       25,642             1,014               --         26,656
      Public utilities..............................      825,823            55,318              (153)         880,988
      All other corporate bonds.....................    2,978,573           243,184            (6,572)       3,215,185
      Mortgage-backed securities....................      389,941            18,812              (202)          408,551

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds held-to-maturity...............    4,497,025           331,710            (6,948)       4,821,787

-----------------------------------------------------------------------------------------------------------------------------------
    Bonds available-for-sale:
      U. S. Government and agencies.................       20,895             1,511               --         22,406
      States and political subdivisions.............       95,030             4,862               --         99,892
      Foreign governments...........................       14,855             1,357               --         16,212
      Public utilities..............................      457,072            18,983           (15,490)         460,565
      All other corporate bonds.....................      780,817            49,641            (7,977)         822,481
      Mortgage-backed securities....................      109,623               958               --         110,581

-----------------------------------------------------------------------------------------------------------------------------------
         Total bonds available-for-sale.............    1,478,292            77,312           (23,467)       1,532,137

-----------------------------------------------------------------------------------------------------------------------------------
          Total debt securities.....................    5,975,317           409,022           (30,415)       6,353,924

-----------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities
      Preferred stock...............................       47,401               916              (932)          47,385
      Common stock..................................      681,883           145,128           (68,713)         758,298

-----------------------------------------------------------------------------------------------------------------------------------
  Total marketable equity securities................      729,284           146,044           (69,645)         805,683

-----------------------------------------------------------------------------------------------------------------------------------
  Total investments in securities...................     $6,704,601         $555,066         $(100,060)      $7,159,607

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Debt Securities
The amortized cost and estimated market value, by contractual maturity, of debt securities at December 31, 2003, are shown in Table 2 (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

TABLE 2

                                    Bonds Held-to-Maturity     Bonds Available-for-Sale
                                                  Estimated                   Estimated
                                     Amortized     Market        Amortized     Market
                                       Cost         Value          Cost         Value
-----------------------------------------------------------------------------------------------------------------------------------
  Due in one year or less.........  $ 190,295     $192,899      $ 158,835    $ 162,605
  Due after one year through five years           1,646,421     1,784,589      748,327           800,539
  Due after five years through ten years         3,115,713     3,251,679     166,665    186,021
  Due after ten years.............  1,816,080    1,824,328        178,562       189,581

-----------------------------------------------------------------------------------------------------------------------------------
                                    6,768,509    7,053,495      1,252,389    1,338,746
  Without single maturity date....    619,551      629,202         70,348       68,126

-----------------------------------------------------------------------------------------------------------------------------------
                                    $7,388,060    $7,682,697    $1,322,737   $1,406,872

-----------------------------------------------------------------------------------------------------------------------------------



Available-for-sale securities are sold throughout the year for various reasons.
Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown in Table 3 (in thousands).

TABLE 3

                                                     2003           2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
  Proceeds from sales of available-for-sale securities     $227,140      $218,364    $243,096
  Gross gains realized...........................   60,499        29,549       49,033
  Gross losses realized..........................    1,167        31,119       11,708
  Proceeds from bonds called or otherwise
    redeemed by the issuer.......................  $632,642             $519,635      $ 184,404
  Gross gains realized...........................    4,622         2,154          676
  Gross losses realized..........................      678           355          205

-----------------------------------------------------------------------------------------------------------------------------------


In 2003, securities with an amortized cost of $25,313,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized gain of $1,520,000 was established at the time of the transfer. Additionally in 2003, held-to-maturity securities with an amortized cost of $81,861,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $88,097,000, with net realized gains of $6,236,000.

In 2002, securities with an amortized cost of $173,145,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $21,281,000 was established at the time of the transfer. Additionally in 2002, held-to-maturity securities with an amortized cost of $170,311,000 were sold to maintain American National's credit risk policy. Proceeds from sales of these bonds totaled $178,769,000, with net realized gains of $8,458,000.

In 2001, securities with an amortized cost of $98,014,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers' creditworthiness. An unrealized loss of $10,191,000 was established at the time of the transfer.

All gains and losses were determined using specific identification of the securities sold.

Unrealized gains on securities
Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholders' equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $116,971,000, $42,743,000 and $44,062,000 for 2003, 2002, and 2001, respectively.

The change in the net unrealized gains on investments for the years ended
December 31 are summarized as shown in Table 4 (in thousands).

TABLE 4
                                                     2003           2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale.......................$  30,290       $39,197      $73,091
  Preferred stocks...............................      483         (1,052)        893
  Common stocks..................................  192,369        (43,371)    (175,345)
  Index options..................................       (37)          --          139
  Amortization of deferred policy acquisition costs         (11,008     ) 1,503         (5,789   )

----------------------------------------------------------------------------------------------------------------------------------
                                                   212,097         (3,723)    (107,011)
     Provision for federal income taxes..........   (74,228)       1,319       36,998

-----------------------------------------------------------------------------------------------------------------------------------
                                                   137,869         (2,404)     (70,013)
  Change in unrealized gains of investments
    attributable to participating policyholders' interest   (4,369)       744           (137     )

--------------------------------------------------------------------------------------------------------------------------------
    Total........................................$ 133,500       $ (1,660)    $(70,150)

----------------------------------------------------------------------------------------------------------------------------------


Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, for the year ended December 31, 2003, are summarized as shown in Table 5 (in thousands).

TABLE 5
                                               Less than 12 months         12 months or more                Total
-----------------------------------------------------------------------------------------------------------------------------------
                                             Unrealized      Fair       Unrealized      Fair      Unrealized       Fair
                                               Losses        Value        Losses        Value       Losses         Value
--------------------------------------------------------------------------------------------------------------------------------
  Bonds held-to-maturity:
    U. S. Government and agencies........      $3,269 $   109,979  $     --     $          --     $3,269        $109,979
    States, and political subdivisions...         845     30,724          90               2,308         935    33,032
    Public utilities.....................       2,300     51,406          70                940         2,370  5 2,346
    All other corporate bonds............      46,086     1,244,799       1,095            21,840  47,181       1,266,639
    Mortgage-backed securities...........       2,718     179,083          249              7,821         2,967  186,904

----------------------------------------------------------------------------------------------------------------------------------
      Total held-to-maturity.............      55,218     1,615,991       1,504 32,909  56,722       1,648,900

--------------------------------------------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies........           2     273            --            --      2        273
    Public utilities.....................         122     6,974    177    4,334         299    11,308
    All other corporate bonds............         305     14,789   1,864  24,726         2,169       39,515
    Mortgage-backed securities...........         238     5,678    3,798  16,928         4,036       22,606

-----------------------------------------------------------------------------------------------------------------------------------
      Total available-for-sale...........         667     27,714   5,839  45,988         6,506       73,702

-----------------------------------------------------------------------------------------------------------------------------------
         Total debt securities...........      55,885     1,643,705       7,343 78,897  63,228       1,722,602

----------------------------------------------------------------------------------------------------------------------------------
  Marketable equity securities:
    Preferred stock......................       1,073     18,621         --    --        1,073       18,621
    Common stock.........................      13,297     101,913        --    --       13,297       101,913

-----------------------------------------------------------------------------------------------------------------------------------
      Total marketable equity securities.      14,370     120,534        --            --      14,370       120,534

-----------------------------------------------------------------------------------------------------------------------------------
         Total investments in securities.      $70,255    $1,764,239      $7,343        $78,897      $77,598   $1,843,136

-----------------------------------------------------------------------------------------------------------------------------------

Bonds
American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds has deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities
American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where market value is less than 80% of book value for nine consecutive months or more. All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery.

Mortgage loans
In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2003, mortgage loans have fixed rates from 4.50% to 11.75% and variable rates from 2.06% to 9.14%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $955,360,000 and $1,011,124,000 at December 31, 2003 and 2002, respectively. Problem loans, on which valuation allowances were established, totaled $20,827,000 and $20,330,000 at December 31, 2003 and 2002,
respectively. The valuation allowances on those loans totaled $2,106,000 and $3,766,000 at December 31, 2003 and 2002, respectively.

Policy loans
All of American National's policy loans carried interest rates ranging from 2.75% to 8.00% at December 31, 2003.

Investment income and realized gains (losses)
Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as shown in Table 6 (in thousands).

TABLE 6

                                                       Investment Income                  Gains (Losses) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                 2003         2002         2001           2003         2002          2001
--------------------------------------------------------------------------------------------------------------------------------
  Bonds..................................      $455,590     $394,461     $360,907       $21,345     $ (8,462)   $  (25,788)
  Preferred stocks.......................       2,971       3,022  2,067        531        153      (298   )
  Common stocks..........................      22,270       20,038 19,363       15,562  (123,352    )       37,209
  Mortgage loans.........................      86,297       85,709 86,768       (2,720  )      (3,811      )       (233)
  Real estate............................      96,533       75,803 77,247       1,657      (175)      1,196
  Other invested assets..................       53,948       47,825       48,709        (10,206)         (64)        398
  Investment in unconsolidated affiliates           --           --           --             --          --         1,288

-----------------------------------------------------------------------------------------------------------------------------------
                                               717,609      626,858      595,061        26,169      (135,711)      13,772

-----------------------------------------------------------------------------------------------------------------------------------
  Investment expenses....................      (86,224)     (62,358)     (64,153)            --           --           --
  Decrease (increase) in valuation allowances        --           --           --              6,697        3,968  (7,227)

----------------------------------------------------------------------------------------------------------------------------------
                                               $631,385     $564,500     $530,908       $32,866     $(131,743)  $  6,545

--------------------------------------------------------------------------------------------------------------------------------



Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $32,074,000 in 2003, $139,672,000 in 2002, and $26,672,000 in
2001.

4 o CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS
------------------------------------------------------------------------------
American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

Bonds
Management believes American National's bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December
31 is summarized as shown in Table 7.

TABLE 7
                          2003   2002
------------------------------------------------------------------------------
  AAA....................  14%    13%
  AA.....................   5%     6%
  A......................  44%    42%
  BBB....................  31%    29%
  BB.....................   3%     4%
  Below BB...............   3%     6%

-------------------------------------------------------------------------------
                          100%   100%

-------------------------------------------------------------------------------

Common stock
American National's stock portfolio by market sector distribution at December 31 is summarized as shown in Table 8.

TABLE 8

                          2003   2002
-------------------------------------------------------------------------------
  Materials..............   4%     3%
  Industrials............  10%     9%
  Consumer Goods.........  19%    20%
  Energy & Utilities.....  10%    11%
  Financials.............  25%    25%
  Information Technology.  12%    10%
  Health Care............  10%    11%
  Communications.........   4%     4%
  Mutual Funds...........   6%     7%

-------------------------------------------------------------------------------
                          100%   100%

-------------------------------------------------------------------------------



Mortgage loans and investment real estate
American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as shown in Table 9.

TABLE 9

                                Mortgage       Investment
                                  Loans        Real Estate

-------------------------------------------------------------------------------
                               2003  2002      2003  2002
------------------------------------------------------------------------------
  Office buildings..........    21%   16%       15%    12%
  Shopping centers..........    44%   43%       24%    34%
  Commercial................     5%    4%        1%     --
  Apartments................     --    --        1%     2%
  Hotels/Motels.............    14%   11%        4%     7%
  Industrial................    10%   19%       47%    28%
  Other.....................     6%    7%        8%    17%

-------------------------------------------------------------------------------
                               100%  100%      100%   100%

-------------------------------------------------------------------------------



American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are summarized as shown in Table 10.

TABLE 10

                                Mortgage       Investment
                                  Loans        Real Estate

-------------------------------------------------------------------------------
                               2003  2002      2003  2002
-------------------------------------------------------------------------------
  New England...............     5%    6%        1%     --
  Middle Atlantic...........    15%   15%       --      --
  East North Central........     9%    7%        8%    11%
  West North Central........     2%    2%        5%     8%
  South Atlantic............    18%   22%        8%     8%
  East South Central........     4%    2%       29%     8%
  West South Central........    29%   30%       45%    58%
  Mountain..................     5%    5%        2%     4%
  Pacific...................    13%   11%        2%     3%

------------------------------------------------------------------------------
                               100%  100%      100%   100%

------------------------------------------------------------------------------



5 o FAIR VALUE OF FINANCIAL INSTRUMENTS
-------------------------------------------------------------------------------
Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

Debt securities
The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

Marketable equity securities
Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

Mortgage loans
The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

Policy loans
The carrying amount for policy loans approximates their fair value.

Short-term investments
The carrying amount for short-term investments approximates their fair value.

Investment contracts
The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

Notes payable
The carrying amount for notes payable approximates their fair value.

Interest rate swap
The interest rate swap was carried at market value.

Investment commitments
American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 2003 or 2002.

Values
The carrying amounts and estimated fair values of financial instruments at December 31 are as shown in Table 11 (in thousands).

TABLE 11

                                                                          2003                            2002
-----------------------------------------------------------------------------------------------------------------------
                                                                               Estimated                       Estimated

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Carrying        Fair            Carrying        Fair
                                                                  Amount         Value            Amount         Value
-----------------------------------------------------------------------------------------------------------------------------------
  Financial assets
    Bonds:
      Held-to-maturity......................................  $7,388,060       $7,682,697      $4,497,025      $4,821,787
      Available-for-sale....................................   1,406,872        1,406,872       1,532,137       1,532,137
    Preferred stock.........................................      49,612          49,612           47,385         47,385
    Common stock............................................   1,020,993        1,020,993         758,298        758,298
    Mortgage loans on real estate...........................     955,360        1,005,884       1,011,124       1,080,801
    Policy loans............................................     332,743         332,743          328,099        328,099
    Short-term investments..................................     110,695         110,695          435,463        435,463
  Financial liabilities
    Investment contracts....................................   4,535,663        4,535,663       2,254,076       2,254,076
    Notes payable...........................................     119,044         119,044          301,940        301,940
    Interest rate swap......................................          --              --            1,880          1,880


6 o DEFERRED POLICY ACQUISITION COSTS
-----------------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs and premiums for the years ended December 31,
2003, 2002, and 2001 are summarized as shown in Table 12 (in thousands).
TABLE 12
                                                                Life          Accident         Property
                                                             and Annuity     and Health      and Casualty         Total
-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2000............................     $623,180 $       106,398 $      18,306 $ 747,884
-----------------------------------------------------------------------------------------------------------------------------------
    Additions.............................................      101,364         25,229  72,750          199,343
    Amortization..........................................       (89,751)        (25,480)        (68,858)       (184,089)
    Effect of change in unrealized gains
      on available-for-sale securities....................        (5,524)            --       --               (5,524  )

----------------------------------------------------------------------------------------------------------------------------------
    Net change............................................         6,089            (251)          3,892           9,730
    Acquisitions..........................................       52,417                5       19,180   71,602

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2001............................      681,686         106,152        41,378   829,216

-----------------------------------------------------------------------------------------------------------------------------------
    Additions.............................................      134,057         17,234  108,547         259,838
    Amortization..........................................       (99,077)        (21,947)        (95,208)       (216,232)
    Effect of change in unrealized gains
      on available-for-sale securities....................         1,498              --             --        1,498

-----------------------------------------------------------------------------------------------------------------------------------
    Net change............................................       36,478         (4,713)        13,339   45,104
    Acquisitions..........................................          113         62     --               175

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2002............................       718,277         101,501         54,717        874,495

-----------------------------------------------------------------------------------------------------------------------------------
    Additions.............................................      282,945         10,823  161,289         455,057
    Amortization..........................................      (113,526)        (17,522)       (126,450)       (257,498)
    Effect of change in unrealized gains
      on available-for-sale securities....................       (11,003)             --             --        (11,003)

-----------------------------------------------------------------------------------------------------------------------------------
    Net change............................................      158,416         (6,699)        34,839   186,556
    Acquisitions..........................................        2,215         2,809  --               5,024
    Foreign exchange effect ..............................          (117)             --              --            (117)

-----------------------------------------------------------------------------------------------------------------------------------
  Balance at December 31, 2003............................     $878,791 $       97,611 $89,556         $1,065,958

-----------------------------------------------------------------------------------------------------------------------------------

  2003 Premiums...........................................     $ 417,057        $405,039       $1,030,899      $1,852,995

-----------------------------------------------------------------------------------------------------------------------------------

  2002 Premiums...........................................     $370,696 $       408,430 $      861,696$1,640,822
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

  2001 Premiums...........................................     $359,376 $       415,124 $      666,823  $      1,441,323

-----------------------------------------------------------------------------------------------------------------------------------

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements and, for the year 2001, the purchase of the Farm Family insurance companies. (See Note 14).

Acquisition costs for American National's Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders' equity section of the balance sheet.


7 o FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES Life insurance
-----------------------------------------------------------------------------------------------------------------------------------
Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are summarized as shown in Table 13.

Table 13

                                                                                                                Percentage of
      Policy                                                                                               Future Policy Benefits
-----------------------------------------------------------------------------------------------------------------------------------
    Issue Year                                           Interest Rate                                            So Valued
 Ordinary
   1996-2003.......................7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter6%
   1981-1995.......................8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter.17%
   1976-1980.......................7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter.10%
   1972-1975.......................6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter..4%
   1969-1971.......................6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter3%
   1962-1968.......................4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter6%
   1948-1961.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter6%
   1947 and prior..................Statutory rates of 3% or 3.5%.......................................................1%
   Participating business acquired.Level rates of 3% to 5.5%...........................................................8%
 Industrial
   1948-1967.......................4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter3%
   1947 and prior..................Statutory rates of 3% ..............................................................2%
 Universal Life
                                   Future policy benefits for universal life are equal to the current account value...34%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     100%

-----------------------------------------------------------------------------------------------------------------------------------


Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National's experience.

Annuities
Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National's experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

Health Insurance
Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National's experience.

During 2001, the Company's evaluation of recoverability and reserve adequacy resulted in the establishment of premium deficiency reserves of $23,436,000. Such reserve charges include $11,087,000 related to the accident and health product line, previously distributed through the Company's Multiple Line Marketing segment, and $12,349,000 for the long-term care business produced by the Senior Age Marketing segment. No such charges were recorded in 2002 or 2003.

8 o LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
------------------------------------------------------------------------------
Activity in the liability for accident and health, and property/casualty unpaid claims and claim adjustment expenses is summarized as shown in Table 14 (in thousands).

Table 14

                                               2003          2002         2001
-------------------------------------------------------------------------------
  Balance at January 1...................   $1,220,678   $1,160,510   $ 517,478
  Balance of acquisition................           --           --      221,233
    Less reinsurance recoverables...........     567,114      582,467 218,412

-------------------------------------------------------------------------------
  Net beginning balance.....................     653,564      578,043 520,299

-------------------------------------------------------------------------------
  Incurred related to:
    Current year.........................     1,072,097    998,604      912,133
    Prior years.........................      (25,517)     12,927      (14,147)

------------------------------------------------------------------------------
  Total incurred.........................     1,046,580    1,011,531    897,986

------------------------------------------------------------------------------
  Paid related to:
    Current year............................     651,639      603,229 572,903
    Prior years.............................     303,738      332,781 267,339

------------------------------------------------------------------------------
  Total paid................................     955,377      936,010 840,242

-----------------------------------------------------------------------------
  Net balance at December 31................     744,767      653,564 578,043
    Plus reinsurance recoverables...........     500,583      567,114 582,467

-------------------------------------------------------------------------------
  Balance at December 31...............   $1,245,350   $1,220,678   $1,160,510

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

9 o  REINSURANCE
-----------------------------------------------------------------------------
As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,336,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2003, amounts recoverable from reinsurers with a carrying value of $96,223,302 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $76,174,003. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National has amounts receivable from reinsurers totaling $557,666,000 at December 31, 2003. Of this total, $39,659,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American National's financial position.

As a result of the September 11, 2001, terrorist attack on the United States, American National accrued losses (primarily on reinsurance assumed) as of December 31, 2001, totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During 2002 and 2003, claims were paid and reinsurance recovered, reducing the amount accrued to $184,135,000, with $166,244,000 of reinsurance in place as of December 31, 2003. The net effect of the activity in 2002 and 2003 was to reduce American National's exposure to potential loss by approximately $2,900,000. American National has evaluated the reinsurers providing the coverage for these claims, and management believes that all of the ceded amounts are recoverable. American National believes that the failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on its financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as shown in Table 15 (in thousands).

Table 15

                                                                          2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Direct premiums...............................................     $1,900,513     $  1,765,272        $1,536,932
  Reinsurance premiums assumed from other companies.............       395,549          513,109 433,843
  Reinsurance premiums ceded to other companies.................       (443,067)        (637,559)         (529,452)

-----------------------------------------------------------------------------------------------------------------------------------
  Net premiums..................................................     $1,852,995     $ 1,640,822 $       1,441,323

-----------------------------------------------------------------------------------------------------------------------------------
  Reinsurance recoveries........................................     $ 236,469 $    399,556    $629,905

-----------------------------------------------------------------------------------------------------------------------------------

Life insurance in force and related reinsurance amounts at December 31 are summarized as shown in Table 16 (in thousands).

Table 16

                                                                          2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Direct life insurance in force............................      $ 58,301,547 $     55,642,502         $53,502,696
  Reinsurance risks assumed from other companies............           434,863        861,159           910,942

-----------------------------------------------------------------------------------------------------------------------------------
  Total life insurance in force.............................         58,736,410       56,503,661        54,413,638
  Reinsurance risks ceded to other companies................         (18,767,137)     (16,278,521)      (14,819,652
  )

-----------------------------------------------------------------------------------------------------------------------------------
  Net life insurance in force...............................      $ 39,969,273 $    40,225,140 $ 39,593,986

-----------------------------------------------------------------------------------------------------------------------------------


10o  NOTES PAYABLE
-------------------------------------------------------------------------------
In April of 2001, a subsidiary of American National entered into a loan agreement with a bank to borrow $200,000,000. The proceeds of this loan were used in the acquisition of Farm Family Holdings, Inc.(FFH). (See Note 14.) The loan called for quarterly interest payments, but no principal payments were required until maturity in June of 2003. The loan was secured by the stock of FFH, and also partially secured by a pledge of fixed maturity investments from American National with a market value of $250,000,000. The loan carried a variable interest rate equal to the six-month LIBOR rate plus 0.75%. However, at the time the loan was executed, an interest rate swap agreement was entered into that gave the loan a fixed effective interest rate of 5.58%. This loan was subsequently purchased by American National on January 8, 2003, using cash on hand, effectively retiring the loan and canceling the debt.

The interest rate swap agreement represented a hedge against fluctuations in the interest rate on the loan. The swap agreement represented an obligation with a value of $1,880,000 at December 31, 2002, and expired in March of 2003. The change in the value of the swap agreement is reflected in stockholders' equity as a component of accumulated other comprehensive income.

At December 31, 2003, American National's subsidiaries had notes payable to third-party lenders totaling $119,044,000. Of this balance, $3,500,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2006. The majority of the notes payable balance totaling $115,544,000 represents the balance of eight notes owed by various joint ventures, in which American National's real estate holding companies are partners, and which are consolidated in these financial statements. These joint venture notes have interest rates ranging from 4.25% to 8.07% and maturities from 2004 to 2027. All of these notes are secured by the joint ventures, and American National's liability for these notes is limited to the amount of its investment in the joint ventures, which totaled $68,992,000 at December 31, 2003.

11o  FEDERAL INCOME TAXES
------------------------------------------------------------------------------
The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate is shown in Table 17 (in thousands, except percentages).

TABLE 17

                                                       2003                       2002                        2001
-----------------------------------------------------------------------------------------------------------------------------------
                                               Amount        Rate         Amount        Rate         Amount         Rate
-----------------------------------------------------------------------------------------------------------------------------------
  Income tax on pre-tax income.............    $95,104    35.00  %         $9,392    35.00  %         $36,792    35.00  %
  Tax-exempt investment income.............     (3,883)    (1.43)          (3,416)   (12.73)           (2,808)    (2.67)
  Dividend exclusion.......................     (5,701)    (2.10)          (4,629)   (17.25)           (3,243)    (3.09)
  Adjustment to deferred taxes.............        --        --            4,599     17.14                           ----
  Miscellaneous tax credits, net...........     (1,837)    (0.68)          (1,843)    (6.87)           (2,177)    (2.07)
  Losses on foreign operations.............     2,649      0.97            3,201     11.93             6,599      6.28
  Other items, net.........................     3,228      1.19            2,676      9.97             5,025       4.78

-----------------------------------------------------------------------------------------------------------------------------------
                                               $89,560    32.95  %         $9,980    37.19  %         $40,188    38.23  %

-----------------------------------------------------------------------------------------------------------------------------------


The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2003, and December 31, 2002, are as shown in Table 18 (in thousands).

TABLE 18
                                                                                               2003              2002
-----------------------------------------------------------------------------------------------------------------------------------
  Deferred tax assets:
    Marketable securities, principally due to impairment losses...........................    $11,111 $         48,885
    Investment in real estate and other invested assets, principally due to
      investment valuation allowances.....................................................     10,359           12,983
    Policyholder funds, principally due to policy reserve discount........................    182,182           139,570
    Policyholder funds, principally due to unearned premium reserve.......................     34,180           28,514
    Notes payable.........................................................................     22,969           20,928
    Non-qualified pension.................................................................     16,824           14,449
    Other assets..........................................................................     17,819          --

-----------------------------------------------------------------------------------------------------------------------------------
      Total gross deferred tax assets.....................................................    295,444           265,329
         Less valuation allowance.........................................................         --           (3,000)

-----------------------------------------------------------------------------------------------------------------------------------
  Net deferred tax assets.................................................................    $295,444          $262,329

  Deferred tax liabilities:
    Marketable securities, principally due to net unrealized gains........................    $(113,733)        $(62,365)
    Investment in bonds, principally due to accrual of discount on bonds..................     (11,392)          (14,631)
    Deferred policy acquisition costs, due to difference between GAAP and tax.............    (270,204)         (209,430)
    Property, plant and equipment, principally due to difference between
      GAAP and tax depreciation methods...................................................      (7,984)           (6,456)
    Non-taxable pension...................................................................     (12,542)          (13,956)
    Other liabilities.....................................................................         --           (3,204)

-----------------------------------------------------------------------------------------------------------------------------------
  Net deferred tax liabilities............................................................    (415,855)         (310,042)

-----------------------------------------------------------------------------------------------------------------------------------
      Total deferred tax..................................................................    $(120,411)        $(47,713)

-----------------------------------------------------------------------------------------------------------------------------------

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it was distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 2002, and December 31, 2003, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $20,593,000, $52,380,000 and $80,985,000 were paid to the Internal Revenue Service in 2003, 2002 and 2001, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

12o  Components of comprehensive income
-------------------------------------------------------------------------------
The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and subsidiary minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as shown in Table 19 (in thousands).

TABLE 19

                                                                                Before          Federal          Net of
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Federal       Income Tax         Federal
                                                                              Income Tax        Expense        Income Tax
-----------------------------------------------------------------------------------------------------------------------------------
  December 31, 2003
  Unrealized gains......................................................     $ 174,183  $      60,964         $ 113,219
  Less reclassification adjustment for net gains realized in net income          31,202         10,921           20,281

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized gain component of comprehensive income..................    $  205,385 $      71,885         $     133,500

-----------------------------------------------------------------------------------------------------------------------------------

  December 31, 2002
  Unrealized gains.......................................................    $  137,895 $      48,263         $ 89,632
  Less reclassification adjustment for net losses realized in net income.        (140,449)       (49,157 )      (91,292     )

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.................     $    (2,554)      $    (894)     $   (1,660)

-----------------------------------------------------------------------------------------------------------------------------------

  December 31, 2001
  Unrealized losses.....................................................     $  (119,046)      $ (41,666)     $  (77,380)
  Less reclassification adjustment for net gains realized in net income          11,123         3,893   7,230

-----------------------------------------------------------------------------------------------------------------------------------
  Net unrealized loss component of comprehensive income.................     $  (107,923)      $ (37,773)     $  (70,150)

-----------------------------------------------------------------------------------------------------------------------------------

13o  StoCKHOLDERS' EQUITY and minority interests
-------------------------------------------------------------------------------
Common Stock
American National has only one class of common stock, with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as shown in Table 20.

TABLE 20

  Common stock:                   2003         2002         2001
-------------------------------------------------------------------------------
    Shares issued.............30,832,449   30,832,449   30,832,449
    Treasury shares........... 4,197,617    4,197,617    4,273,617
    Restricted shares.........  155,000       155,000       79,000

------------------------------------------------------------------------------
    Outstanding shares........26,479,832   26,479,832   26,479,832

-------------------------------------------------------------------------------



Stock-Based Compensation
American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Two awards of restricted stock have been granted, with a total of 136,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $1,011,000 in 2003, $621,000 in 2002, and $342,000 in 2001.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR's give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years, and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,221,000 and $1,098,000 at December 31, 2003 and 2002, respectively. Compensation expense was recorded totaling $346,000, $717,000, and $889,000 for the years ended December 31, 2003, 2002, and 2001, respectively.

SAR and Restricted Stock (RS) information for 2003, 2002 and 2001 is shown in Table 21.

TABLE 21

                                       SAR Weighted-                RS Weighted-
----------------------------------------------------------------------------------------------------------------------------------
                                        SAR     Average Price        RS       Average Price
  Shares                              Shares       per Share       Shares       per Share
-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2000.. 82,192 $        57.18         79,000         $13.71

-----------------------------------------------------------------------------------------------------------------------------------
  Granted...........................  3,000 80.25     2,000         72.28
  Exercised......................... (10,250)        57.00 (666         )57.00
  Canceled..........................  (1,392)        57.00 (1,334       )57.00
-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2001.. 73,550 $        58.14        79,000 $        14.09

-----------------------------------------------------------------------------------------------------------------------------------
  Granted........................... 83,000 88.00    76,000            --
  Exercised......................... (18,000)        57.11--            --
  Canceled..........................      --            ----            --

-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2002..138,550 $        76.16155,000       $7.18

-----------------------------------------------------------------------------------------------------------------------------------
  Granted........................... 15,000 88.35         --            --
  Exercised.........................  (7,425)        57.00--            --
  Canceled..........................      --             --            --             --

-----------------------------------------------------------------------------------------------------------------------------------
  Outstanding at December 31, 2003.. 146,125         $78.39155,000     $ 7.18

-----------------------------------------------------------------------------------------------------------------------------------


The weighted-average contractual remaining life for the 146,125 SAR shares outstanding as of December 31, 2003, is 7.6 years. The weighted-average exercise price for these shares is $78.39 per share. Of the shares outstanding, 46,125 are exercisable at a weighted-average exercise price of $68.91 per share.
The weighted-average contractual remaining life for the 155,000 Restricted Stock shares outstanding as of December 31, 2003, is 7.2 years. The weighted-average exercise price for these shares is $7.18 per share. None of the shares outstanding was exercisable.

Earnings Per Share
Earnings per share for 2003 was calculated using a weighted-average number of shares outstanding of 26,479,832. For 2003 and 2002, the weighted-average number of shares outstanding was 26,479,832. In 2003, 2002 and 2001, the Restricted Stock resulted in an incremental number of shares to be added to the number of shares outstanding of 51,000 shares or less. As a result, earnings per share were diluted by one cent per share for 2003, to a total of $6.87 per share, while there was no effect per share for 2002 and 2001.

Dividends
American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National's insurance subsidiaries.

At December 31, 2003, approximately $1,047,628,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

Minority Interests
Two of American National's subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,250,000 and $1,248,000 at December 31, 2003 and 2002, respectively. These preferred stock issues carry various terms, including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares cannot be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $1,561,000 and $984,000 at December 31, 2003 and 2002, respectively.

In 2002, the management agreement between American National and American National County Mutual Insurance Company (County Mutual) was changed, effectively giving complete control of County Mutual to American National. As a result of this change, County Mutual is now included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2003 and 2002.

American National's subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $2,013,000 and $8,410,000 at December 31, 2003 and 2002, respectively.

14 o  ACQUISITION
-------------------------------------------------------------------------------
On April 10, 2001 American National completed the acquisition of Farm Family Holdings, Inc. (FFH), which is the parent company for Farm Family Casualty Company, Farm Family Life Insurance Company and United Farm Family Insurance Company. These insurance companies market and sell personal lines property/casualty and life insurance to the agribusiness market in the northeastern United States.

The purchase price for FFH was $280 million, and was paid in cash, funded in part through a bank loan of $200 million, with the remainder provided by internally generated funds. The acquisition was accounted for by the purchase method of accounting. Accordingly, the results of FFH and its subsidiaries are included in the consolidated statements of income for the nine months since the purchase date in 2001, and for the full years of 2002 and 2003.

The assets and liabilities for FFH were adjusted to reflect fair market value at the purchase date. Goodwill was recognized for the amount of the excess of the purchase price over the fair market value at the date of purchase. The goodwill was amortized during 2001 on a straight line basis using an average life of 11.5 years, producing a total expense of $3,100,000. With the adoption of FAS 142, the goodwill is no longer being amortized, but it is subject to annual recoverability analyses. The recoverability analysis for 2002 and 2003 did not result in any adjustment to the amount of the goodwill.

Table 22 presents unaudited pro forma results of operations for the year ended December 31, 2001, as if FFH and subsidiaries had been combined with American National as of the beginning of the year. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results do not include any anticipated cost savings or other effects of the acquisition, and are not necessarily indicative of the results which may occur in the future.

TABLE 22
                                                      Unaudited Pro Forma
-------------------------------------------------------------------------------
                                                          Year Ended
  (In thousands, except per share amounts)                    2001
-------------------------------------------------------------------------------
  Total revenue...................................     $2,219,055
  Total benefits and expenses.....................        2,106,692
  Earnings (losses) of unconsolidated affiliates..          (6,055)

-------------------------------------------------------------------------------
  Income before federal income taxes..............        106,308

-------------------------------------------------------------------------------
  Federal income tax expense......................         40,756

-------------------------------------------------------------------------------
  Net income......................................     $    65,552

-------------------------------------------------------------------------------

  Net income per common share - basic and diluted.     $      2.48

-------------------------------------------------------------------------------


15o  SEGMENT INFORMATION
------------------------------------------------------------------------------
American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company's marketing distribution channels.

The operating segments are as follows:

Multiple Line
This segment derives its revenues from the sale of individual life, annuity, accident/health, and property/casualty products marketed through American National, ANTEX, ANPAC, ANGIC, ANPAC Lloyds, Farm Family Life, Farm Family Property/casualty and United Farm Family.

Home Service Division
This segment derives its revenues from the sale of individual life, annuity and accident/health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

Independent Marketing
This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

Health Division
This segment derives its revenues primarily from the sale of accident/health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

Senior Age Marketing
This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities, and accident/health insurance marketed through Standard Life and Accident Insurance Company.

Direct Marketing
This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

Credit Insurance Division
This segment derives its revenues principally from the sale of credit insurance products.

Capital and Surplus
This segment derives its revenues principally from investment instruments.

All Other
This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

(_) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

(_) Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.

(_) Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

(_) Gain or loss on the sale of investments is allocated to capital and surplus.

(_) Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

(_) Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.


Table 23 summarizes net income and various components of net income by operating segment for the years ended December 31, 2003, 2002, and 2001 (in thousands).

TABLE 23

                                                                                        Gain From
                                                   Net                                 Operations     Federal
-----------------------------------------------------------------------------------------------------------------------------------
                                   Premiums    Investment                                Before       Income
                                   and Other     Income       Expenses     Equity in     Federal        Tax
                                    Policy         and           and    Unconsolidated   Income       Expense        Net
                                    Revenue  Realized Gains   Benefits    Affiliates      Taxes      (Benefit)     Income
-----------------------------------------------------------------------------------------------------------------------------------
  2003
  Multiple Line..............    $ 1,137,770   $ 171,878 $  1,187,944 $   --      $121,704      $40,162      $81,542
  Home Service Division......        213,133      112,098      299,157          --      26,074   8,604        17,470
  Independent Marketing......         99,827     215,305    304,507        --      10,625             3,506   7,119
  Health Division............       192,749     9,123       192,449        --      9,423              3,110   6,313
  Credit Insurance Division..         99,167      17,553    101,562  --      15,158         5,002      10,156
  Senior Age Marketing.......        209,263       19,976     214,740      --      14,499             4,785   9,714
  Direct Marketing...........        35,256     3,823       39,590   --            (511 )        (169 )       (342 )
  Capital and Surplus........           975     81,565      14,650    4,017        71,907             23,621  48,286
  All Other..................        32,115     32,930      62,509          310         2,846         939          1,907

-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,020,255   $  664,251   $2,417,108     $ 4,327 $  271,725    $   89,560   $    182,165

-----------------------------------------------------------------------------------------------------------------------------------

  2002
  Multiple Line.................. $  992,294   $  165,405   $1,111,428     $    -- $  46,271     $   15,269 $ 31,002
  Home Service Division..........   212,990     113,582     294,304  --      32,268       10,648      21,620
  Independent Marketing..........    48,252     141,836     182,471  --            7,617              2,514        5,103
  Health Division................    225,305       9,201    225,326        --      9,180              3,029   6,151
  Credit Insurance Division......    73,600     17,939      76,454         --      15,085             4,978   10,107
  Senior Age Marketing...........   192,145     19,834      205,853        --      6,126              2,022        4,104
  Direct Marketing...............     32,520        3,508       33,922          --      2,106         695     1,411
  Capital and Surplus............     1,014     (67,686)    17,609          (10,487)      (94,768)     (30,149)     (64,619)
  All Other......................     32,337       29,138       58,887         362      2,950         974          1,976

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,810,457   $  432,757   $2,206,254     $(10,125)            $26,835       $    9,980 $ 16,855

--------------------------------------------------------------------------------------------------------------------------------

  2001
  Multiple Line.................. $ 787,431 $   144,631  $  933,066   $    --     $(1,004       )$    (331   )$    (673   )
  Home Service Division..........   212,344     113,384     287,222        --      38,506             12,707       25,799
  Independent Marketing..........    50,045     111,169  157,174           --      4,040              1,333        2,707
  Health Division................   250,802     8,274       276,458        --           (17,382)      (5,736)      (11,646)
  Credit Insurance Division......     66,042       17,718       71,753          --      12,007        3,962        8,045
  Senior Age Marketing...........   168,024     17,652      193,258        --           (7,582  )     (2,502)      (5,080)
  Direct Marketing...............    29,839     3,413       28,948         --       4,304             1,420        2,884
  Capital and Surplus............      1,065      90,809    19,376          (8,345)     64,153        26,669       37,484
  All Other......................    35,024     30,403      57,773          423    8,077              2,666   5,411

-----------------------------------------------------------------------------------------------------------------------------------
                                  $1,600,616    $ 537,453   $ 2,025,028     $ (7,922    )       $105,119      $    40,188  $
  64,931

-----------------------------------------------------------------------------------------------------------------------------------


There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.


Most of the operating segments provide essentially the same types of products.
Table 24 provides revenues within each segment by line of business for the years ended December 31, 2003, 2002, and 2001 (in thousands).

TABLE 24:  total revenues

                                                              Accident     Property
                                                                 and          and                                   Total
                                     Life        Annuity       Health      Casualty      Credit      All Other    Revenues
---------------------------------------------------------------------------------------------------------------------------------
  2003
  Multiple Line..................   $206,948     $36,733 $    17,888  $  1,048,079 $   --        $  --        $ 1,309,648
  Home Service Division..........   309,811      4,400   11,020      --           --            --            325,231
  Independent Marketing..........    43,406      271,726--           --           --            --            315,132
  Health Division................     2,628     --            199,245--           --            --            201,873
  Credit Insurance Division......         --           --           --           --      116,720     --          116,720
  Senior Age Marketing...........    28,819      2,966   197,454     --           --            --            229,239
  Direct Marketing...............    38,613      111     355        --           --            --      39,079
  Capital and Surplus............         --           --           --           --            --      82,539    82,539
  All Other......................    28,683      16,395  566        --           --       19,401      65,045

---------------------------------------------------------------------------------------------------------------------------------
                                    $658,908     $332,331     $426,528   $1,048,079     $116,720 $   101,940  $ 2,684,506

----------------------------------------------------------------------------------------------------------------------------------

  2002
  Multiple Line..................   $204,466     $ 36,636     $ 18,772   $  897,825     $      --     $     --  $1,157,699
  Home Service Division..........   310,532      5,359   10,681      --           --            --            326,572
  Independent Marketing..........    32,433      157,655--           --           --            --            190,088
  Health Division................     2,688     --            231,818--           --            --            234,506
  Credit Insurance Division......        --     --           --          --              91,539 --            91,539
  Senior Age Marketing...........    30,401      2,537   179,042     --           --            --            211,980
  Direct Marketing...............    35,524      109     395        --           --            --      36,028
  Capital and Surplus............        --     --           --          --             --            (66,671)   (66,671  )
  All Other......................    31,727      14,284  600        --           --       14,862      61,473

-----------------------------------------------------------------------------------------------------------------------------------
                                    $647,771     $216,580     $441,308   $  897,825     $  91,539     $(51,809) $2,243,214

----------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
  2001
  Multiple Line..................   $180,079     $ 31,806     $ 18,753   $  701,424     $      --     $     --  $  932,062
  Home Service Division..........   310,965      4,300   10,463      --           --            --            325,728
  Independent Marketing..........    20,949      140,265--           --           --            --            161,214
  Health Division................     3,904     --            255,172--           --            --            259,076
  Credit Insurance Division......         --           --           --           --       83,759     --          83,759
  Senior Age Marketing...........    31,515      2,135   152,026     --           --            --            185,676
  Direct Marketing...............    32,730      120     402        --           --            --      33,252
  Capital and Surplus............         --           --           --           --            --      91,874    91,874
  All Other......................    31,785      17,217  774        --           --       15,652      65,428

-----------------------------------------------------------------------------------------------------------------------------------
                                    $611,927     $195,843     $437,590   $  701,424     $  83,759     $107,526$ 2,138,069

-----------------------------------------------------------------------------------------------------------------------------------



The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the "All Other" segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.


Table 25 summarizes assets by operating segment for the years ended December 31, 2003 and 2002 (in thousands).

TABLE 25

                                      2003            2002
--------------------------------------------------------------------------------
  Multiple Line................  $  3,698,006    $   3,347,199
  Home Service Division........     1,867,163       1,851,604
  Independent Marketing........     5,229,124       2,597,365
  Health Division..............       595,663         729,344
  Credit Insurance Division....       448,474         431,618
  Senior Age Marketing.........       417,688         403,879
  Direct Marketing.............       105,530          98,650
  Capital and Surplus..........     1,917,681       1,782,503
  All Other....................       860,905         995,027

-------------------------------------------------------------------------------
                                 $ 15,140,234    $ 12,237,189

-------------------------------------------------------------------------------



The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National's assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National's insurance business is written through one third-party marketing organization. Of the total net premium revenue and policy account deposits during 2003, approximately 23% was written through that organization, which is included in the Independent Marketing operating segment. This compares with 11% and 4% in 2002 and 2001, respectively. Of the total business written by this one organization, the majority was policy account deposits for annuities.

16o  RECONCILIATION TO STATUTORY ACCOUNTING
--------------------------------------------------------------------------------
American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis. Effective January 1, 2001, new codified statutory accounting principles were adopted. The adoption of the new principles resulted in an increase of $76,814,000 in the statutory capital and surplus, as reported in the following tables.


Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended
December 31, are as shown in Table 26 (in thousands).
TABLE 26
                                                                               2003              2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Statutory net income of insurance companies...................         $     71,386     $   413,775 $     32,070
  Net gain (loss) of non-insurance companies....................              75,971         (111,058)         5,310

-----------------------------------------------------------------------------------------------------------------------------------
  Combined net income...........................................         $   147,357 $    302,717    $37,380
  Increases (decreases):
    Deferred policy acquisition costs...........................             197,559         43,606   15,254
    Policyholder funds..........................................              (56,044)         (17,282)          26,188
    Deferred federal income tax benefit.........................               5,232         12,071   16,520
    Premiums deferred and other receivables.....................               (2,764)             (90)             (131)
    Gain on sale of investments.................................               (3,244)        (297,221)             118
    Change in interest maintenance reserve......................               1,817         6,871    74
    Asset valuation allowances..................................               5,100         (6,125  )         (16,648)
    Investment income...........................................               (3,037)          (4,467)           (3,817)
    Goodwill amortization.......................................                  --        --        (3,100   )
  Other adjustments, net........................................              (62,421)         10,678          (582    )
  Consolidating eliminations and adjustments....................              (47,390)         (33,903)           (6,325)

-----------------------------------------------------------------------------------------------------------------------------------
  Net income reported herein....................................         $   182,165 $    16,855     $64,931

-----------------------------------------------------------------------------------------------------------------------------------

                                                                               2003              2002              2001
-----------------------------------------------------------------------------------------------------------------------------------
  Statutory capital and surplus of insurance companies..........         $ 2,631,329 $    2,483,320   $     2,415,330
  Stockholders equity of non-insurance companies................             622,576         512,343           504,144

-----------------------------------------------------------------------------------------------------------------------------------
  Combined capital and surplus..................................         $ 3,253,905 $    2,995,663   $     2,919,474
  Increases (decreases):
    Deferred policy acquisition costs...........................           1,065,958         874,495           829,216
    Policyholder funds..........................................             121,050         173,790  197,830
    Deferred federal income taxes...............................             (120,411)         (47,713)          (79,665)
    Premiums deferred and other receivables.....................              (90,456)         (87,707)          (87,615)
    Reinsurance in "unauthorized companies".....................              50,697         60,129   48,716
    Statutory asset valuation reserve...........................             360,410         322,125  362,952
    Statutory interest maintenance reserve......................              17,231         14,244   7,517
    Asset valuation allowances..................................               (8,398)         (27,151)          (37,502)
    Investment market value adjustments.........................              91,376         102,990           14,302
  Non-admitted assets and other adjustments, net................              (14,427)           8,625          149,137
  Consolidating eliminations and adjustments....................           (1,614,913)       (1,515,761)       (1,388,023)

-----------------------------------------------------------------------------------------------------------------------------------
  Stockholders' equity reported herein..........................         $  3,112,022     $  2,873,729     $ 2,936,339
-----------------------------------------------------------------------------------------------------------------------------------

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $41,885,000 at December 31, 2003, on deposit with appropriate regulatory authorities.
17o  RETIREMENT BENEFITS
-------------------------------------------------------------------------------
Pension Benefits
American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Home Service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $4,924,000 for 2001, $12,627,000 for 2002, and $15,346,000 for
2003.

The pension cost for the years ended December 31 is made up of the following, as shown in Table 27(in thousands).

TABLE 27
                                                2003         2002         2001
--------------------------------------------------------------------------------
  Service cost--benefits earned during period  $8,029       $7,211       $6,900
Interest cost on projected benefit
obligation                                   13,248       12,999          10,811
  Expected return on plan assets...........   (10,780)     (10,960)     (10,600)
  Amortization of past service cost........    3,715       2,921  361
  Amortization of transition asset.........        5       4      (2,616      )
  Amortization of actuarial loss...........    1,129       452    68

-------------------------------------------------------------------------------
                Total pension cost........   $15,346 $     12,627 $     4,924

-------------------------------------------------------------------------------


Table 28 sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans (in thousands).

TABLE 28
2003     2002

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Assets        Accumulated      Assets         Accumulated
                                                                   Exceed         Benefits        Exceed          Benefits
                                                                 Accumulated       Exceed       Accumulated        Exceed
                                                                  Benefits         Assets        Benefits          Assets
-----------------------------------------------------------------------------------------------------------------------------------
  Vested benefit obligation................................     $ (115,644)       $ (76,042)     $  (98,222)       $(67,764)

-----------------------------------------------------------------------------------------------------------------------------------

  Accumulated benefit obligation...........................     $ (119,066)       $ (76,042)     $ (101,432)       $(66,764)

-----------------------------------------------------------------------------------------------------------------------------------

  Projected benefit obligation.............................     $ (136,590)       $ (93,337)     $ (117,496)       $(84,911)
  Plan assets at fair value (long-term securities)..........        138,247          19,872        134,604            18,381

-----------------------------------------------------------------------------------------------------------------------------------
  Funded status:
   Plan assets in excess of projected benefit obligation....         1,657        (73,465) 17,108     (66,530) Unrecognized net loss
  23,885  .............................................5,021               13,633          608
   Prior service cost not yet recognized in periodic pension cost                --        20,258        --         23,972
   Unrecognized net transition asset at January 1, being recognized over 15 years        --              --              --
        --
   Adjustment required to recognize minimum liability.......             --         (12,040)             --          (7,498)
   Offset for intangible asset..............................             --         12,040          --             7,498
   Prepaid pension cost  included in other assets or other liabilities     $      25,542 $ (48,186)        $       30,741 $(41,950)

-----------------------------------------------------------------------------------------------------------------------------------

  Assumptions used at December 31 to determine benefit obligations:                  2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
  Weighted-average discount rate on benefit obligation                               6.00%          6.72%          6.96%
  Expected long-term rate of return on plan assets                                   7.06%          7.06%          7.14%

-----------------------------------------------------------------------------------------------------------------------------------
  Assumptions used at December 31 to determine benefit costs:                        2003          2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
  Weighted-average discount rate on benefit obligation                               6.72%          6.96%          7.40%
  Rate of increase in compensation levels                                            3.86%          4.20%          4.80%
  Expected long-term rate of return on plan assets                                   7.06%          7.14%          7.00%

-----------------------------------------------------------------------------------------------------------------------------------

American National Employees Retirement Plan weighted-average asset allocations at December 31, 2003 and 2002, by asset category, are as summarized in Table 29.

TABLE 29

                                             Plan Assets
-------------------------------------------------------------------------------
                                            at December 31,
                                    2003 2002
-------------------------------------------------------------------------------
  Asset Category
  Equity securities..................    26.2%        18.9%
  Debt securities....................    69.8%        77.2%
  Other..............................     4.0%         3.9%

-------------------------------------------------------------------------------
  Total..............................   100.0%       100.0%

-------------------------------------------------------------------------------



The overall expected long-term rate-of-return-on-assets assumption is based upon a building block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

American National is not expected to contribute to the Retirement Plan in 2004, because the plan is over-funded.

Health Benefits
American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65, and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65, and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $7,426,525 and $8,278,523 at December 31, 2003 and 2002, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National's contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

Other Benefits
Under American National and its subsidiaries' various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements. In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees, excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,204,817 for 2003, $2,270,694 for 2002, and $1,100,000 for 2001.

18o  COMMITMENTS AND CONTINGENCIES
-------------------------------------------------------------------------------
Commitments
American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2003, were approximately $5,903,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2003, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $134,914,000, all of which are expected to be funded in 2004. As of December 31, 2003, all of the mortgage loan commitments have interest rates that are fixed.

Guarantees
In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2003, was approximately $229,911,000, while the total cash values of the related life insurance policies was approximately $235,357,000.

Litigation
In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. In addition, the pricing and sales practices on which the lawsuits are based have also been the focus of investigations by the various state insurance departments. American National is a defendant in similar lawsuits, and has been subject to various insurance department investigations. Management believes that American National has meritorious legal defenses against the lawsuits. Management has also been in discussions with various insurance departments to resolve the investigations. Management believes that the ultimate outcome of this litigation will not have a significant adverse effect on the financial condition of American National.

American Nationals' subsidiary, Standard Life and Accident Insurance Company, is a defendant in a class action lawsuit alleging fraud and misrepresentation involving the benefits to be paid under certain limited-benefit nursing home policies. Management believes that the company has meritorious legal defenses against this lawsuit. Therefore, no provision for possible losses on this case has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management's changing its conclusions.

Independent Auditor's Report on Supplementary Information
To the Stockholders and Board of Directors

American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2003 and 2002 and for each of the years in the three-year period ended December 31, 2003.

Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2003 and 2002 and for each of the years in the three-year period ended December 31, 2003, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002.

KPMG LLP

Houston, Texas

February 6, 2004
American National Insurance Company and Subsidiaries

SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS)

December 31, 2003

          Column A                          Column B                            Column C                   Column D

                                                                                                         Amount at Which
                                                                                Market                     Shown in the
Type of Investment                          Cost  (a)                           Value                     Balance Sheet
  Fixed Maturities:
   Bonds Held-to-Maturity:
 United States Government and government agencies
 and authorities                          $       195,446                     $195,124                $    195,446
States, municipalities and political subdivisions 262,065                      272,321                     262,065
        Foreign governments                        10,763                       11,593                      10,763
        Public utilities                           802,109                     850,997                     802,109
        All other corporate bonds                6,117,677                    6,352,662                   6,117,677

    Bonds Available-for-Sale:
        United States Government and government agencies
          and authorities                          20,163                        20,783                     20,783
 States, municipalities and political subdivisions 86,883                        91,916                     91,916
        Foreign governments                        14,962                        15,464                     15,464
        Public utilities                          411,224                        440,432                   440,432
        All other corporate bonds                 789,505                        838,277                   838,277
    Redeemable preferred stock                     49,145                         49,612                    49,612
          Total fixed maturities            $   8,759,942               $       9,139,181                $8,844,544

  Equity Securities:
    Common stocks:
        Public utilities            $              20,490               $         24,397                     24,397
        Banks, trust and insurance companies       86,000                        134,731                    134,731
        Industrial, miscellaneous and all other   645,719                        861,865                    861,865
          Total equity securities           $     752,209                   $  1,020,993                $  1,020,993


  Mortgage loans on real estate             $    955,360                          XXXXXX            $        955,360
  Investment real estate                         535,608                          XXXXXX                     535,608
  Real estate acquired in satisfaction of debt    34,084                          XXXXXX                      34,084
  Policy loans                                   332,743                          XXXXXX                     332,743
  Other long-term investments                    128,249                          XXXXXX                     128,249
  Short-term investments                         110,695                          XXXXXX                     110,695
          Total investments         $        "11,608,890 "                        XXXXXX            $      11,962,276
"


"(a)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs"
        and adjusted for amortization of premiums or accrual of discounts.


American National Insurance Company and Subsidiaries

              SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                (IN THOUSANDS)
American National Insurance Company and Subsidiaries

               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                  Future Policy
                                Deferred   Benefits,             Other Policy
                                 Policy   Losses, Claims         Claims and
                               Acquisition  and Loss   Unearned   Benefits    Premium
Segment                           Cost      Expenses   Premiums   Payable     Revenue
------------------------       ---------    ---------   -------    -------     --------
2003
Multiple Line Marketing        $236,001    1,702,082   796,602    676,990    1,064,885
Home Service                    209,918    1,500,737     5,227     33,038      195,040
Independent Marketing           355,064    4,788,745       136     31,085       79,589
Health Insurance                  9,493       20,927     6,299    478,668      172,430
Credit Insurance                 82,360       15,967   244,391     24,023       91,062
Senior Age Marketing             79,167      232,076    42,718     80,138      208,881
Direct Marketing                 59,483       52,362       290      7,580       34,588
Capital and Surplus
All other                            --           --        --         --           --


Total                         1,065,958 $   8,627,388 $1,095,998 $1,338,185 $1,852,995
==================   =================    ================   ===============   =================


2002
Multiple Line Marketing        $ 222,833 $    1,615,189 476,654 $  785,654 $    924,219
Home Service                     230,362    1,480,509     4,287     34,660      195,216
Independent Marketing            181,582    2,391,517        65     20,789       20,789
Health Insurance                  11,501       21,211    8,452     580,484     193,993
Credit Insurance                  61,364        15,402   241,930     50,891       64,311
Senior Age Marketing              78,955      217,723    43,444     95,855      192,032
Direct Marketing                  51,439       48,936       265      6,894       31,896
Capital and Surplus                  --           --        --         --           --
All other                         36,459      319,305       354      6,836        8,621
    6                          ---------    ---------   -------  ---------    ---------
    Total                      $ 874,495 $  6,109,792 $ 775,451 $  1,581,970  1,640,822
                               ---------    ---------   -------  ---------    ---------


2001
Multiple Line Marketing        $ 210,931 $  1,543,800 $ 578,482 $  526,939 $    729,585
Home Service                     226,294    1,458,751     4,381     29,650      192,522
Independent Marketing            145,922    1,738,806        45     18,748       30,690
Health Insurance                  12,566       18,860    11,767    556,169      218,720
Credit Insurance                  72,276           --   252,047     51,207       58,308
Senior Age Marketing              77,182      199,360    39,740    107,444      174,666
Direct Marketing                  45,937       47,397       196      5,478       29,130
Capital and Surplus                   --           --        --     (4,044)          --
All other                         38,108      324,637       331      6,164        7,702
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 829,216 $  5,331,611 $ 886,989 $1,297,755 $  1,441,323
                               ---------    ---------   -------  ---------    ---------




2000
Multiple Line Marketing        $ 132,540 $    875,128 $ 251,972 $  244,187 $    470,240
Home Service                     232,075    1,438,917     4,560     34,316      193,252
Independent Marketing            144,708    1,491,296        32     17,750       49,784
Health Insurance                  15,493       20,392    14,111    219,774      231,347
Credit Insurance                  67,544          --    245,056     51,037       55,300
Senior Age Marketing              76,480      170,082    36,465     90,326      153,148
Direct Marketing                  39,289       45,901       223      4,837       27,268
Capital and Surplus                  --           --        --         --           --
All other                         39,755      326,249       316      6,691        8,364
                               ---------    ---------   -------  ---------    ---------
    Total                      $ 747,884 $  4,367,965 $ 552,735 $  668,918 $  1,188,703
                               ---------    ---------   -------  ---------    ---------




                                               Benefits,   Amortization
                                              Claims, Losseof Deferred
                              Net and Policy Other
              Investment Settlement Acquisition                         Operating   premiums
Segment                          Income  (a)    Expenses      Costs     Expenses  (b) Written
-----------------------         ------------  -----------  -----------  ---------  -----------

2003
Multiple Line Marketing        171,878 $        848,728 $    119,219 $    165,963 $ 1,035,776
Home Service                   112,098          117,411       39,501      117,602          --
Independent Marketing          215,305           44,122       25,272        6,179          --
Health Insurance                 9,123          132,651        3,483        56,969         --
Credit Insurance                17,553           36,314       54,993         9,766     70,580
Senior Age Marketing            19,976          144,733        7,753        54,934         --
Direct Marketing                 3,823           20,912        7,277         8,208         --
Capital and Surplus             48,699               --           --         7,197         --
All other                       32,930           28,068           --        30,368         --
Total-------------------   -----------------   ---------------    -----------------   --------------
                               631,385 $         1,372,939 $  257,498 $    457,186 $1,106,356

2002
Multiple Line Marketing         $    165,405$    797,630 $    103,053$      148,348$  893,593
Home Service                         113,582      120,054      36,641        127,191      --
Independent Marketing                141,836       38,790      21,699        23,847          --
Health Insurance                       9,201      156,296       5,703        60,864        --
Credit Insurance                      17,939       24,313       32,433       4,786         --
Senior Age Marketing                  19,834      135,575       9,859        50,174        --
Direct Marketing                       3,508       18,019       6,843         7,401        --
Capital and Surplus                   63,267          --          --            26,123     --
All other                             28,938       29,748         --         26,123        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    563,510 $    1,320,425   216,231 $     464,665 $  893,593
                                ------------ ------------ ----------- ------------- ----------

2001
Multiple Line Marketing         $    147,598 $    659,010 $    87,281 $     113,677 $  705,869
Home Service                         118,773      117,743      31,835       116,011        --
Independent Marketing                116,213       41,110      21,177        24,878        --
Health Insurance                       8,307      195,305      17,730        56,908        --
Credit Insurance                      18,457       23,631       9,620        38,364        --
Senior Age Marketing                  18,784      123,191      11,042        44,019        --
Direct Marketing                       3,547       15,587       5,404         6,629        --
Capital and Surplus                   67,337           --          --        15,381        --
All other                             30,130       27,324          --        24,039        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    529,146 $  1,202,901 $   184,089 $     439,906 $  705,869
                                ------------ ------------ ----------- ------------- ----------

2000
Multiple Line Marketing         $     95,630 $    436,080 $    46,560 $      86,528 $  441,035
Home Service                         119,694      115,877      30,253       107,485        --
Independent Marketing                113,107       39,832      33,433        22,482        --
Health Insurance                       8,722      193,593      61,454        22,680        --
Credit Insurance                      17,010       22,776      55,998       (10,309)       --
Senior Age Marketing                  18,349      110,897       5,041        39,157        --
Direct Marketing                       3,906       16,524       4,050         6,190        --
Capital and Surplus                   72,891          --          --           (318)       --
All other                             29,780       27,889         --         16,387        --
                                ------------ ------------ ----------- ------------- ----------
    Total                       $    479,089 $    963,468 $   236,789 $     290,282 $  441,035
                                ------------ ------------ ----------- ------------- ----------



(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.
(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

SCHEDULE IV - REINSURANCE
         (IN THOUSANDS)


                                                       Ceded to        Assumed                     Percentage of
                                         Gross           Other       from Other          Net       Amount Assumed
                                        Amount         Companies      Companies        Amount        to Net
                                     ------------     ----------     ----------      ----------     -----------

2003
Life insurance in force               58,301,547      18,767,137    $  434,863     $ 39,969,273           1.1%

Premiums:
Life insurance                           475,581          66,706         8,182          417,057           2.0%
Accident and health                      427,058         307,916       285,897          405,039          70.6%
Property and Liability                   997,874          68,445       101,470        1,030,899           9.8%
   Total                                1,900,513    $   443,067    $  395,549    $   1,852,995          21.3%
===================       ===============       ===============      ==================

2002
 Life insurance in force           $   55,642,502   $  16,278,521  $    861,159   $   40,225,140          2.1%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         412,919         51,485         9,262           370,696          2.5%
   Accident and health insurance          468,709        541,444         481,165         408,430         117.8%
   Property and liability insurance       883,644         44,630          22,682         861,696          2.6%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,765,272   $    637,559   $    513,109   $    1,640,822          31.3%
                                     ============     ==========     ==========      ===========



2001
 Life insurance in force           $   53,502,696   $ 14,819,652   $    910,942   $   39,593,986          2.3%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         415,149         67,021         11,248          359,376          3.1%
   Accident and health insurance          419,377        411,748        407,495          415,124         98.2%
   Property and liability insurance       702,406         50,683         15,100          666,823          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,536,932   $    529,452   $    433,843   $    1,441,323         30.1%
                                     ============     ==========     ==========      ===========


2000
 Life insurance in force           $   47,902,590   $ 12,573,404   $    873,996   $   36,203,182          2.4%
                                     ------------     ----------     ----------      ----------
 Premiums:
   Life insurance                         405,161         61,820         13,603          356,944          3.8%
   Accident and health insurance          435,354        267,238        236,857          404,973         58.5%
   Property and liability insurance       457,480         40,448          9,754          426,786          2.3%
                                     ------------     ----------     ----------      ----------
      Total premiums               $    1,297,995   $    369,506   $    260,214   $    1,188,703         21.9%
                                     ============     ==========     ==========      ===========

American National Insurance Company and Subsidiaries

SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
           (IN THOUSANDS)


                                                                    Deductions - Describe
                                                                    ------------------------------
                                         Balance at    Additions        Amounts                       Balance at
                                        Beginning of   Charged to   Written off Due     Amounts        End of
Description                                Period       Expense     to Disposal  (a) Commuted  (b)     Period
--------------------------------       -------------  -----------  ----------------  -------------   ------------

2003
Investment valuation allowances:
Mortgages loans on real estate          11,958     $       ----    $        2,711   $     (1,219)   $     10,466
Investment real estate                  16,503             2,197    $        ----   $        ----         18,700
Investment in unconsolidated
affiliates                               7,955              ----             ----            7,260           695
Other assets                             2,124              ----             2,124            ----             0
     Total-----------------    -----------------   -----------------------  ----------------------   -----------
                                         38,540     $      2,197    $        4,835   $        6,041    $   29,861
2002
Investment valuation allowances:
  Mortgage loans on real estate        $     15,617  $            $ 2,446           $        1,591   $  11,580
  Investment real estate                     21,915                $ 2,190          $         ----      19,725
  Investment in unconsolidated
    affiliates                                5,268         ----              ----            ----       5,268
  Other assets                                2,124         ----              ----            2,098      26
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     44,924   $   0        $ 4,636          $        3,689   $  36,599
                                       =============  ===========  ================  =============   ============

2001
Investment valuation allowances:
  Mortgage loans on real estate        $     12,134   $      ----  $            18  $       (3,501)  $  15,617
  Investment real estate                     19,413          ----  $        (2,502) $          ----     21,915
  Investment in unconsolidated
    affiliates                                5,128          ----              ----           (140)      5,268
  Other assets                                1,022          ----              600          (1,702)      2,124
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     37,697   $        0   $        (1,884) $       (5,343)  $  44,924
                                       =============  ===========  ================  =============   ============

2000
Investment valuation allowances:
  Mortgage loans on real estate        $     19,833   $     ----   $         7,214  $          485   $  12,134
  Investment real estate                     19,447        1,711   $         1,745  $         ----      19,413
  Investment in unconsolidated
    affiliates                                5,006          122              ----            ----       5,128
  Other assets                                1,800        1,022             1,800            ----       1,022
--------------------------------       -------------  -----------  ----------------  -------------   ------------
       Total                           $     46,086   $    2,855   $        10,759  $          485   $  37,697
                                       =============  ===========  ================  =============   ============


(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

Form 9130                                                       Rev. 5-04





PART C
                                OTHER INFORMATION

                                ITEM 27. EXHIBITS

Exhibit (a)...........Resolution of the Board of Directors of American National
Insurance Company authorizing establishment of
American National Variable Life Separate Account (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (b)                Not Applicable

Exhibit (c) Distribution and Administrative Services Agreement(incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit(d)(1)              Flexible Premium Variable Life Insurance Policy
(previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17, 2001)

Exhibit (d)(2) Automatic Increase Benefit Rider(previously filed with registrant's Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(3) Level Term Rider (previously filed with registrant's Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit (d)(4) Disability Wavier of Premium Rider(previously filed with registrant's Form N-6 Post-Effective Amendment #2 to this registration statement (number 333-53122) filed on February 27, 2003.)

Exhibit(e) Application Form (previously filed with Registrant's pre-effective amendment number one to this registration statement (number 333-53122) filed on July 17, 2001)

Exhibit(f)(1)              Articles of Incorporation of American National
Insurance Company (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (f)(2) By-laws of American National Insurance Company(incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (g)           Reinsurance Treaty UL2000 previously filed with
 registrant's post effective amendment number 2 filed on April
29, 2003.

Exhibit (g)(1) Treaty U24 with Gerling Global Life Reinsurance Company (filed herewith)

Exhibit (g)(2)  Treaty U24 with Swiss Re Life and Health Inc. (filed herewith)

Exhibit (g)(3) Treaty U24 with Munich American Reassurance Company
 (filed herewith)

Exhibit (g)(4) Treaty 3036 with Munich American Reassurance Company (filed herewith)

Exhibit (h)(1)        Form of American National Investment Accounts, Inc.
 Fund Participation Agreement(incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)



Exhibit(h)(2) Form of Variable Insurance Products Fund Fund Participation
 Agreement (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit(h)(3) Form of Variable Insurance Products Participation Agreement
 (incorporated by Fund II Fund reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit(h)(4) Form of Variable Insurance Products Fund III Fund Participation
 Agreement (incorporated by reference from Registrant's registration statement number 333-79153 filed on May 24, 1999)

Exhibit (h)(5) Form of T. Rowe Price Fund Participation Agreement incorporated by reference from Registrant's(registration statement number 333-79153 filed on May 24, 1999)


Exhibit(h)(6) Form of MFS Variable Insurance Trust Participation Agreement
 (incorporated by reference from Registrant's registration statement number 333-51035 filed on
April 24, 1998)

Exhibit(h)(7) Form of Federated Insurance Series Participation Agreement
 (incorporated by reference from Registrant's registration statement number 333-51035 filed on April 24, 1998)

Exhibit (h)(8)             Form of Fred Alger American Fund Participation
Agreement (incorporated by reference from Registrant's registration statement number 333-53122 filed on December 22, 2000)

Exhibit(h)(9)              Form of Invesco Fund Participation Agreement
(incorporated by reference from Registrant's pre-effective amendment number one to registration statement 333-79153 filed on July 17, 2001)

Exhibit(h)(10) Form of AIM Variable Investment Funds Participation Agreement (incorporated by reference from Registrant's Post Effective Amendment number four to registration statement 333-30318 filed on April 29, 2004.

Exhibit (i)           Not Applicable

Exhibit (j)           Not Applicable

Exhibit (k)           Legal Opinion (filed herewith)

Exhibit (l)           Opinion of Illustration Actuary (filed herewith)

Exhibit (m)           Calculation (filed herewith)

Exhibit (n)           Other Opinions - Independent Auditor's Consent
(filed herewith)

Exhibit (o)           Not Applicable

Exhibit (p)           Not Applicable

Exhibit (q)           Not Applicable

Exhibit (r)                Power of Attorney (filed herewith)

ITEM 28..DIRECTORS AND OFFICERS OF DEPOSITOR.
                                   -------

                                    Directors

Name                                                 Business Address

---------------------------------------------------------

George Richard Ferdinandtsen    American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

Irwin Max Herz, Jr.                             Greer, Herz & Adams, L.L.P.
                                One Moody Plaza, 18th Floor
                                Galveston, Texas 77550

Robert Eugene Lucas             Gal-Tex Hotel Corporation
                                2302 Postoffice, Suite 504
                                Galveston, Texas 77550

Erle Douglas McLeod             The Moody Foundation
                                2302 Postoffice, Suite 704
                                Galveston, Texas 77550

Frances Anne Moody-Dahlberg     The Moody Foundation
                                Highland Park Place
                                4515 Cole Avenue LB 34, Suite 500
                                Dallas, Texas 75205

Robert Lee Moody                2302 Postoffice, Suite 702
                                Galveston, Texas 77550

Russell Shearn Moody            American National Insurance Company
                                One Moody Plaza
                                Galveston, Texas 77550

William Lewis Moody, IV         2302 Postoffice, Suite 502
                                Galveston, Texas 77550

James Daniel Yarbrough          Galveston County Judge
                                    722 Moody
                                Galveston, Texas 77550

                                                                        Officers

The principal business address of the officers, unless indicated otherwise in the "Directors" section, or unless indicated by an asterisk (*), is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550. Those officers with an asterisk by their names have a principal business address of 2450 South Shore Boulevard, League City, Texas 77573.


Name            .........       Office
----                            ------
Robert Lee Moody                Chairman of the Board and Chief
                                Executive Officer

George Richard Ferdinandtsen    President, Chief Operating Officer

David Alan Behrens              Executive Vice President, Independent
                                    Marketing

Robert Allen Fruend             Executive Vice President, Director of
                                Multiple Line Special Markets

Billy Joe Garrison              Executive Vice President, Director of
                                Home Service Division

Michael Wade McCroskey *        Executive Vice President, Investments
                                  and Treasurer

Gregory Victor Ostergren        Executive Vice President, Director of
                                  Multiple Line

James Edward Pozzi              Executive Vice President, Corporate
                                    Planning

Ronald Jay Welch                Executive Vice President and Chief
                                     Actuary

Charles Henry Addison           Senior Vice President, Systems Planning
                                  and Computing

Albert Louis Amato, Jr.         Senior Vice President, Life Insurance
                                Administration

Glenn Clenton Langley           Senior Vice President, Human Resources

Stephen Edward Pavlicek         Senior Vice President and Controller

Steven Harvey Schouweiler       Senior Vice President, Health Insurance
                                   Operations

James Ray Thomason              Senior Vice President, Credit Insurance
                                   Operations

Gareth Wells Tolman             Senior Vice President, Corporate
                                     Affairs

John Mark Flippin               Secretary

Dwain Allen Akins               Vice President, Corporate Compliance

Julian Antkowiak                Vice President, Director, Computing
                                    Division

Paul Barber                     Vice President, Human Resources

Scott Frankie Brast *           Vice President, Real Estate Investments

David Danner Brichler *         Vice President, Mortgage Loan
                                   Production

Frank Vincent Broll, Jr.        Vice President and Actuary



William Franklin Carlton        Vice President and Assistant
                                Controller, Financial Reporting

James Arthur Collura            Vice President, Marketing Performance
                                and Field Management Development

Richard Thomas Crawford         Vice President and Assistant
                                Controller, General Accounting

George Clayton Crume            Vice President, Brokerage Sales

Douglas Alton Culp              Vice President, Financial Institution

Gordon Dennis Dixon             Vice President, Stocks

Steven Lee Dobbe                Vice President, Broker Dealer Marketing

Debbie Stem Fuentes             Vice President, Health Claims

Franklin James Gerren           Vice President, Payroll Deduction

Bernard Stephen Gerwel          Vice President, Agency Automation

Joseph Fant Grant, Jr.          Vice President, Group Actuary

Rex David Hemme                 Vice President and Actuary

Michael Emmett Hogan            Vice President, Credit Insurance
                                   Operations

Charles Jordan Jones            Vice President, Health Underwriting/
                                  New Business

Dwight Diver Judy               Vice President, Financial Marketing

Dr. Harry Bertrand Kelso, Jr. Vice President and Medical Director

Gary Wayne Kirkham              Vice President, Director of Planning
                                   and Support

George Arthur Macke             Vice President, General Auditor

George William Marchand         Vice President, Life Underwriting

Dixie Nell McDaniel             Vice President, Home Service
                                Administration

Meredith Myron Mitchell         Vice President, Director of
                                Life/Annuity Systems

James Walter Pangburn           Vice President, Credit Insurance/
                                Special Markets

Edward Bruce Pavelka            Vice President, Life Policy
                                Administration

Ronald Clark Price              Vice President, Multiple Line Chief
                                Life Marketing Officer

James Truitt Smith              Vice President, Pension Sales

James Patrick Stelling          Vice President, Group/Health Compliance

Kelly Marie Wainscott           Vice President, Alternative
                                  Distribution

William Henry Watson, III       Vice President, Chief Health Actuary

Malcolm Latimer Waugh, Jr.      Vice President, Life Claims

George Ward Williamson          Vice President, Asst. Director, Home
                                Service Division

Jimmy Lynn Broadhurst           Asst. Vice President, Director
                                Individual Health/Group Systems

Joseph James Cantu              Asst. Vice President and Illustration
                                     Actuary

Joseph Wayne Cucco              Asst. Vice President, Advanced Life
                                      Sales

Nancy Maureen Day               Asst. Vice President, Pension
                                Administration

John Darrell Ferguson           Asst. Vice President, Creative Services

Douglas Neal Fullilove          Asst. Vice President, Director, Agents
                                   Employment

Barbara Jean Huerta             Asst. Vice President, Dir. of App.
                                Dev.- Financial and Admin. Systems

Kenneth Joseph Juneau           Asst. Vice President, Director,
                                Advisory Systems Engineer

Carol Ann Kratz                 Asst. Vice President, Human Resources

Doris Lanette Leining           Asst. Vice President, Life Underwriting

Bradley Wayne Manning           Asst. Vice President, General Manager
                                   Life Claims

Roney Gene McCrary              Asst. Vice President, Application
                                Development Division

James Brian McEniry             Asst. Vice President, Director of
                                Telecommunications

Zeb Marshall Miller, III        Asst. Vice President, Health
                                Administration

Michael Scott Nimmons           Asst. Vice President, Associate General
                                Auditor, Home Office

Ronald Joseph Ostermayer        Asst. Vice President, Director of Group
                                Quality Assurance

Michael Christopher Paetz       Asst. Vice President, Director of Group
                                and MGA Operations

Robert Arthur Price             Asst. Vice President, Account
                                Executive/Special Markets

Judith Lynne Regini             Asst. Vice President, Corporate
                                   Compliance

Raymond Edward Pittman, Jr.     Asst. Vice President, Director of
                                Marketing/Career Development

Suzanne Brock Saunders          Asst. Vice President, Real Estate
                                    Services

Gerald Anthony Schillaci        Asst. Vice President and Actuary

Morris Joseph Soler             Asst. Vice President, HIPAA Privacy
                                     Officer

Clarence Ellsworth Tipton       Asst. Vice President and Assistant
                                     Actuary

Daniel Gilbert Trevino, Jr.     Asst. Vice President, Director,
                                Computing Services

James Alexander Tyra            Asst. Vice President, Life Insurance
                                     Systems

John Oliver Norton              Actuary

Richard Morris Williams         Life Product Actuary

Jeanette Elizabeth Cernosek     Assistant Secretary

Victor John Krc                 Assistant Treasurer

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR THE REGISTRANT
            -------
The Registrant, American National Variable Annuity Separate Account, is a separate account of American National Insurance Company, a Texas insurance company. The Libbie Shearn Moody Trust owns approximately 37.46% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.3% of the outstanding stock of American National Insurance Company.

The Trustees of The Moody Foundation are Mrs. Frances Ann Moody-Dahlberg, Robert
L. Moody and Ross Rankin Moody. Robert L. Moody is a life income beneficiary of the Libbie Shearn Moody Trust and Chairman of the Board, Director and Chief Executive Officer of American National Insurance Company. Robert L. Moody has assigned his interest in the Libbie Shearn Moody Trust to National Western Life Insurance Company, a Colorado insurance company of which he is also Chairman of the Board, a Director and controlling shareholder.

The Moody National Bank is the trustee of the Libbie Shearn Moody
Trust and various other trusts which, in the aggregate, own approximately
 46.6% of the outstanding stock of American National
Insurance Company. Moody Bank Holding Company, Inc. owns approximately 97%
 of the outstanding shares of The Moody National Bank.
Moody Bank Holding Company, Inc. is a wholly owned subsidiary of Moody Bancshares, Inc. The Three R Trusts, trusts created by Robert
L. Moody for the benefit of his children, are controlling stockholders of Moody Bancshares, Inc.

The Moody Foundation owns 33.0% and the Libbie Shearn Moody Trust owns 51.0% of the outstanding stock of Gal-Tex Hotel Corporation, a Texas corporation. Gal-Tex Hotel Corporation has the following wholly-owned subsidiaries, listed in alphabetical order:

              Gal-Tenn Hotel Corporation       LHH Hospitality, Inc.
              Gal-Tex Management Company       1859 Historic Hotels, Ltd.
         Gal-Tex Woodstock, Inc.          1859 Beverage Company
         Gal-Tex Hospitality Corporation
         Gal-Tex Management Hospitality Company


American National owns a direct or indirect interest in the following entities, listed in alphabetical order:

Entity:  Alternative Benefit Management, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: ANTAC, Inc. owns all of the outstanding common stock.
-----------------------------------

Entity:  American Hampden Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 95% interest.
-----------------------------------

Entity: American National County Mutual Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Managed by American National Insurance Company.
-----------------------------------

Entity:  American National de Mexico Compania de Seguras de Vida, S.A. de C.V.
------
Entity Form: a Mexico insurance company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity: American National of Delaware Corporation
Entity Form: a Delaware corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation
Entity Form: a Texas corporation (inactive)
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Delaware)
------
Entity Form: a Delaware corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National Financial Corporation (Nevada)
------
Entity Form: a Nevada corporation (inactive)
-----------
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  American National General Insurance Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.

-----------------------------------

Entity:  American National Insurance Service Company
Entity Form: a Missouri corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------

Entity: American National Investment Accounts, Inc.
------
Entity Form: a Maryland corporation - registered investment company
-----------
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------
Also, American National Insurance Company and Securities Management and Research, Inc. own stock of the Company.

Entity: American National Life Holdings, Inc.
Entity Form: a Nevada Corporation
Ownership or Other Basis of Control: American National Insurance Company
owns all outstanding common stock;
-----------------------------------
Comprehensive Investment Services, Inc. owns all outstanding preferred stock.

Entity:  American National Life Insurance Company of Texas
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Life Holdings, Inc.
-----------------------------------

Entity: American National Lloyds Insurance Company
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Managed by ANPAC Lloyds Insurance Management, Inc.
------------------------------------

Entity:  American National Promotora de Ventas, S.A. de C.V.
------
Entity Form: a Mexico marketing company
-----------
Ownership or Other Basis of Control: ANMEX International, Inc. owns 99.9%, and ANMEX International Services, Inc.
-----------------------------------
owns 0.10%.

Entity:  American National Property and Casualty Company
Entity Form: a Missouri insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Holding
-----------------------------------
Company, LLC.

Entity: American National Property and Casualty Holding Company, LLC
------
Entity Form: a Nevada Limited Liability Company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns a 94% interest; Comprehensive
-----------------------------------
Investment Services, Inc. owns a 6% interest.

Entity:  American National Reinsurance Company
Entity Form: a Nevis corporation
Ownership or Other Basis of Control: 60% owned by American National Insurance
 Company.
-----------------------------------
Entity: Anford Pinnacle, L.P.
Form: A Texas limited Partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest
-----------------------------------
Entity:  AN/WRI Partnership, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L. P. owns an 80% limited partnership interest.
-----------------------------------

Entity:  ANDV 97, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  ANIND TX, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: ANDV 97, Inc. owns 100%.
-------------------------------------------------------------------------------

-----------------------------------
Entity:  ANMEX International, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANMEX International Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  ANPAC General Agency of Texas
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American
 National Property and Casualty Company.
-----------------------------------

Entity: ANPAC Lloyds Insurance Management, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis for Control: Wholly owned subsidiary of American National Property and Casualty Company.
------------------------------------

Entity:  ANPAC Louisiana Insurance Company
Entity Form: a Louisiana corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------
Entity:  ANPIN, L.P.
Entity Form:  a Texas Limited Partnership
Ownership or Other Basis of Control: Eagle 99, Inc owns a 99% limited partnership interest. ANPIN owns a 1% general partnership interest.
-----------------------------------

Entity:  AN/WRI DEVCO #1, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns an 80% limited partnership interest
----------------------------------
Entity:  ANREM Corporation
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of Securities
 Management and Research, Inc.
-----------------------------------

Entity:  ANTAC, Inc.
Entity Form: a Texas corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Comprehensive Investment Services, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Insurance Company.
-----------------------------------

Entity:  Eagle 99, Inc.
Entity Form: a Nevada corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of ANTAC, Inc.
-----------------------------------

Entity:  Eagle AN, L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle 99, Inc. owns a 99% limited partnership interest, and ANIND TX, Inc.
owns a .1% general partnership interest.
-----------------------------------
Entity:  Eagle Ind., L. P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest, and ANIND TX, Inc. owns a .1% general partnership interest.

Entity:  Eagle/WHTV, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P.. owns a 50% limited partnership interest.
-----------------------------------

Entity:  Farm Family Casualty Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Financial Services, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Farm Family Holdings, Inc.
Entity Form: a Delaware corporation
Ownership or Other Basis of Control: 0.7% owned by Comprehensive Investment Services, Inc.; 94.3% owned by
-----------------------------------
American National Holdings, LLC; 5% owned by TMNY Investments, LLC.

Entity:  Farm Family Life Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Holdings, Inc.
-----------------------------------

Entity:  Garden State Life Insurance Company
Entity Form: a Texas insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Harbour Title Company
Entity Form: a Texas corporation
Ownership or Other Basis of Control: South Shore Harbour Development, Ltd. owns
 50% of the outstanding stock.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund III, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Hicks, Muse, Tate & Furst Equity Fund IV, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  I-10 Westview Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% interest.
-----------------------------------

Entity:  IAH 97 Joint Venture
Entity Form: a Texas general partnership
Ownership or Other Basis of Control: ANDV 97, Inc. has a 99% interest.
-----------------------------------

Entity:  Kearns Building Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 85% interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Lincolnshire Equity Fund II, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Loudoun Medical L.L.C. #1
------
Entity Form: a Maryland limited liability company
-----------
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 50% interest.
-----------------------------------

Entity:  Pacific Property and Casualty Company
Entity Form: a California corporation
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Property and Casualty Company.
-----------------------------------
Entity:  McMillan/Miami, LLC
Entity Form: a FL limited liability company.
Ownership or Other Basis of Control: Wholly owned by Eagle AN, L.P.
-----------------------------------
Entity:  Panther Creek Limited Partnership
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a
 99% limited partnership interest.
-----------------------------------

Entity:  PCO Corporate Drive Limited Partnership
Entity Form: a North Carolina limited partnership
Ownership or Other Basis of Control: Eagle AN, L.P. owns a 98% interest. ANIND TX, Inc. owns a 1% interest
-----------------------------------

Entity:  Preston 121 Partners, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANIND TX, Inc. owns a 2% general partnership interest.
Eagle AN, LP owns a 98% limited partnership interest.
-----------------------------------

Entity:  R.A.A.B. of W. Va., Inc.
------
Entity Form: a West Virginia corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage,
 Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage, Inc.
Entity Form: a New York corporation
Ownership or Other Basis of Control: 100% owned by Farm Family Casualty Insurance Company.
-----------------------------------

Entity:  Rural Insurance Agency and Brokerage of Massachusetts, Inc.
------
Entity Form: a Massachusetts corporation
-----------
Ownership or Other Basis of Control: 100% owned by Rural Agency and Brokerage, Inc.
-----------------------------------

Entity:  Rural Agency and Brokerage of New Hampshire, Inc.
Entity Form: a New Hampshire corporation
Ownership or Other Basis of Control: 25% owned by Rural Agency and Brokerage,
Inc.
-----------------------------------

Entity:  Rutledge Partners, L.P.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 19% interest.
-----------------------------------

Entity: Securities Management and Research, Inc.
Entity Form: a Florida corporation - a registered broker-dealer and investment adviser
-----------
Ownership or Other Basis of Control: Wholly-owned subsidiary of American
 National Insurance Company.
-----------------------------------

Entity:  Servicios de Administracion American National, S.A. de C.V.
------
Entity Form: a Mexico administrative services company
-----------
Ownership or Other Basis of Control: ANMEX International Services, Inc. owns
 99.9%, ANMEX International, Inc.
-----------------------------------
owns 0.10%.

Entity: SM&R Investments, Inc.
Entity Form: a Maryland corporation
Ownership or Other Basis of Control: Investment Advisory Agreement with Securities Management and Research, Inc.
-----------------------------------

Entity:  South Shore Harbour Development, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: ANTAC, Inc. owns a 95% limited partnership interest. ANREM Corp. owns a 5%
-----------------------------------
general partnership interest.

Entity:  Standard Life and Accident Insurance Company
Entity Form: an Oklahoma insurance company
Ownership or Other Basis of Control: Wholly owned subsidiary of American National Life Holdings, Inc.
-----------------------------------

Entity:  Starvest Partners, L.P.
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  TCV IV, L.P.
------
Entity Form: a Delaware limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Third and Catalina, Ltd.
Entity Form: a Texas limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a 49% limited partnership interest.
-----------------------------------

Entity:  Thomas Weisel Capital Partners, L.P.
Entity Form: a limited partnership
Ownership or Other Basis of Control: American National Insurance Company owns a limited partnership interest.
-----------------------------------

Entity:  Timbermill, Ltd.
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: American National Insurance Company owns a 99% limited partnership interest.
-----------------------------------

Entity:  TMNY Investments, LLC
------
Entity Form: a Texas limited liability company
-----------
Ownership or Other Basis of Control: American National Insurance Company owns approximately 17%; American National Property and Casualty Company owns approximately17%; approximately 66% owned by employees.

Entity:  Town and Country Joint Venture
Entity Form: a Texas joint venture
Ownership or Other Basis of Control: ANDV 97, Inc. owns a 50% limited partnership interest.
-----------------------------------

Entity:  United Farm Family Insurance Company
Entity Form: a New York insurance company
Ownership or Other Basis of Control: 100% owned by Farm Family Life Insurance Company.
-----------------------------------

                            ITEM 30. INDEMNIFICATION

The following provision is in the Distribution and Administrative Services
Agreement:

         "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Policy (i)arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Policy; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable life sales of American National

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                         ITEM 31. PRINCIPAL UNDERWRITERS

 (a) Securities Management and Research, Inc. serves as investment adviser to
(i) SM&R Investments, Inc. consisting of SM&R Alger Technology Fund, SM&R Alger Aggressive Growth Fund, SM&R Alger Small-Cap Fund, SM&R Alger Growth Fund, SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund, SM&R Government Bond Fund, SM&R Tax Free Fund, SM&R Money Market Fund, and SM&R Primary Fund; and
(ii) American National Investment Accounts, Inc. Securities Management and Research, Inc. also serves as principal underwriter to the American National Variable Annuity Separate Account.

(b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.



Name                                Position                           Principal Business Address

-------------------------------------------------------------------------------------------------------------------
David A. Behrens                    Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Gordon D. Dixon                     Director,                          Securities Management and Research, Inc.
2450 South Shore Boulevard                  Senior Vice President,
League City, Texas 77573            Chief Investment Officer

G. Richard Ferdinandtsen            Director
American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

R. Eugene Lucas                     Director                           Gal-Tex Hotel Corporation
2302 Postoffice Street, Suite 504
Galveston, Texas 77550

Michael W. McCroskey                Director, President,               Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Executive Officer
League City, Texas 77573

Ronald J. Welch                     Director                           American National Insurance Company
One Moody Plaza
Galveston, Texas 77550

Teresa E. Axelson                   Vice President, Secretary,         Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Compliance Officer
League City, Texas 77573

Brenda T. Koelemay                  Vice President, Treasurer,         Securities Management and Research, Inc.
2450 South Shore Boulevard                  Chief Administrative
League City, Texas 77573                                    and Financial Officer

T.Brett Harrington                          Vice President, Securities
Management and Research, Inc.       Fund Marketing
2450 South Shore Boulevard
League City, Texas 77573

Ronald C. Price                     Vice President                     Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Andrew R. Duncan                   Vice President, Head of Mutual Funds
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Anne M. LeMire                     Vice President, Head of Fixed Income
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

John S. Maidlow            Vice President, Head of Portfolio Management
Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Emerson V. Unger                    Vice President, Marketing          Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Vicki R. Douglas                    Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Steven Douglas Geib                 Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Sally F. Praker                     Assistant Vice President           Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573

Michele S. Lord                     Assistant Secretary                Securities Management and Research, Inc.
2450 South Shore Boulevard
League City, Texas 77573                                                                        (c) Not Applicable

                    ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

                  ITEM 33. MANAGEMENT SERVICES - Not Applicable

                           ITEM 34. FEE REPRESENTATION

American National Insurance Company hereby represents that the fees and charges deducted under the Policies described in this post-effective amendment are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected to be incurred, and the risks assumed by American National Insurance Company.

                                                                      Signatures

 Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registrations statement to be signed on its behalf by the undersigned, duly authorized in the City of Galveston and the State of Texas on the 29th day of April, 2004.


                       AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
                       (By:      American National Insurance Company

                                           By:__/s/ Robert L. Moody
                                                  Robert L. Moody,
                                                         Chairman of the Board,
                                                     and Chief Executive Officer

                                            By:__/s/ G. Richard Ferdinandsten
                                                        G. Richard Ferdinandsten
                                                                       President
                                    And Chief Operating Officer

                          AMERICAN NATIONAL INSURANCE
                                     COMPANY
                                  (Depositor)

                                                        By:__/s/ Robert L. Moody
                                                  Robert L. Moody,
                                                          Chairman of the Board,
                                                     and Chief Executive Officer

                                            By:__/s/ G. Richard Ferdinandsten
                                                        G. Richard Ferdinandsten
                                                                       President
                                    And Chief Operating Officer


attest:
/s/ J. Mark Flippim
--------------------------------
J. Mark Flippin, Secretary

         As required by the Securities Act of 1933, this amended registration statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                                     Title                         Date


/s/ Michael W. McCroskey                  Executive Vice President
Michael W. McCroskey                  Investments (Principal Financial
4/29/04                                            Officer)

                                        Senior Vice President
/s/Stephen E. Pavlicek                         and
Stephen E. Pavlicek            Controller (Principal Accounting Officer) 4/29/04

Signature                                   Title                           Date


                                         Chairman of the Board,
/s/Robert L. Moody
Robert L. Moody                     Director, President and Chief
4/29/04                                   Executive Officer

                                                Director
/s/ G. Richard Ferdinandsten
G. Richard Ferdinandtsen
4/29/04

                                                                        Director
Buddy Herz, Jr


/s/ By Dwain A. Akins*                               Director
Irwin M. Herz, Jr.
4/29/04

/s/ By Dwain A. Akins*
Eugene Lucas                                 Director                 4/29/04



E. Douglas McLeod Director


                                                   Director
Frances Anne Moody


Russell. Moody

                                                                        Director
/s/ Dwain A. Akins*
W. L. Moody, IV Director 4/29/04

_______________________                        Director
James D. Yarbrough

*pursuant to a Power of Attorney dated April 23, 2004.